UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number      811-08690

  MassMutual Premier Funds

                                                 (Exact name of registrant as specified in charter)

  100 Bright Meadow Blvd., Enfield, CT                            06082

                    (Address of principal executive offices)                                                     (Zip code)

  Eric Wietsma

  100 Bright Meadow Blvd., Enfield, CT                            06082

                                                                      (Name and address of agent for service)

  Registrant’s telephone number, including area code:   (860) 562-1000

  Date of fiscal year end:   9/30/2018

  Date of reporting period:   12/31/2017

Item 1. Schedule of Investments.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 102.3%
Discount Notes — 92.9%
Federal Farm Credit Bank 1.220%, 5/07/18, 5/07/18 (a)	$315,000	$313,634
Federal Farm Credit Bank 1.427%, 1/08/18, 1/08/18 (a)	1,850,000	1,850,087
Federal Farm Credit Bank 1.541%, 1/16/18, 4/16/18 (a)	2,884,000	2,885,518
Federal Home Loan Bank 1.023%, 2/09/18, 2/09/18 (a)	6,000,000	5,998,950
Federal Home Loan Bank 1.060%, 1/02/18, 1/02/18 (a)	10,000,000	9,999,117
Federal Home Loan Bank 1.096%, 1/26/18, 1/26/18 (a)	1,000,000	999,951
Federal Home Loan Bank 1.099%, 1/05/18, 1/05/18 (a)	2,000,000	1,999,640
Federal Home Loan Bank 1.115%, 1/10/18, 1/10/18 (a)	1,800,000	1,799,387
Federal Home Loan Bank 1.120%, 2/14/18, 2/14/18 (a)	210,000	209,699
Federal Home Loan Bank 1.135%, 3/16/18, 3/16/18 (a)	525,000	523,742
Federal Home Loan Bank 1.140%, 2/09/18, 2/09/18 (a)	830,000	828,922
Federal Home Loan Bank 1.142%, 1/10/18, 1/10/18 (a)	5,000,000	4,998,255
Federal Home Loan Bank 1.217%, 1/04/18, 1/04/18 (a)	1,000,000	999,833
Federal Home Loan Bank 1.220%, 5/16/18, 5/16/18 (a)	570,000	567,354
Federal Home Loan Bank 1.247%, 1/03/18, 1/03/18 (a)	3,500,000	3,499,522
Federal Home Loan Bank 1.254%, 1/10/18, 1/10/18 (a)	8,000,000	7,996,981
Federal Home Loan Bank 1.262%, 1/08/18, 8/08/18 (a)	17,000,000	16,999,997
Federal Home Loan Bank 1.266%, 2/15/18, 2/15/18 (a)	10,000,000	10,001,462
Federal Home Loan Bank 1.273%, 1/10/18, 1/10/18 (a)	600,000	599,770
Federal Home Loan Bank 1.278%, 1/05/18, 1/05/18 (a)	1,119,000	1,118,765
Federal Home Loan Bank 1.278%, 1/08/18, 1/08/18 (a)	300,000	299,905
Federal Home Loan Bank 1.278%, 1/02/18, 1/02/18 (a)	8,894,000	8,893,066
Federal Home Loan Bank 1.278%, 1/03/18, 1/03/18 (a)	7,870,000	7,868,898
Federal Home Loan Bank 1.278%, 1/05/18, 1/05/18 (a)	8,800,000	8,798,152
Federal Home Loan Bank 1.278%, 1/17/18, 1/17/18 (a)	10,000,000	9,993,700

	Principal Amount	Value
Federal Home Loan Bank 1.278%, 1/19/18, 1/19/18 (a)	$5,600,000	$5,596,080
Federal Home Loan Bank 1.279%, 1/08/18, 1/08/18 (a)	1,000,000	999,685
Federal Home Loan Bank 1.279%, 1/11/18, 1/11/18 (a)	2,750,000	2,748,845
Federal Home Loan Bank 1.284%, 1/17/18, 1/17/18 (a)	12,627,000	12,619,013
Federal Home Loan Bank 1.289%, 1/12/18, 1/12/18 (a)	3,698,000	3,696,304
Federal Home Loan Bank 1.289%, 1/16/18, 1/16/18 (a)	7,000,000	6,995,802
Federal Home Loan Bank 1.289%, 1/12/18, 1/12/18 (a)	15,000,000	14,993,121
Federal Home Loan Bank 1.289%, 1/16/18, 1/16/18 (a)	4,300,000	4,297,421
Federal Home Loan Bank 1.289%, 1/31/18, 1/31/18 (a)	900,000	898,984
Federal Home Loan Bank 1.294%, 1/19/18, 1/19/18 (a)	21,400,000	21,384,842
Federal Home Loan Bank 1.294%, 2/02/18, 2/02/18 (a)	2,200,000	2,197,351
Federal Home Loan Bank 1.295%, 2/05/18, 2/05/18 (a)	8,650,000	8,638,665
Federal Home Loan Bank 1.295%, 2/02/18, 2/02/18 (a)	850,000	848,976
Federal Home Loan Bank 1.297%, 1/09/18, 5/09/18 (a)	3,000,000	3,000,060
Federal Home Loan Bank 1.299%, 1/19/18, 1/19/18 (a)	1,400,000	1,399,004
Federal Home Loan Bank 1.299%, 1/31/18, 1/31/18 (a)	900,000	898,976
Federal Home Loan Bank 1.299%, 2/02/18, 2/02/18 (a)	3,100,000	3,096,252
Federal Home Loan Bank 1.300%, 1/23/18, 1/23/18 (a)	2,138,000	2,136,176
Federal Home Loan Bank 1.300%, 1/24/18, 1/24/18 (a)	2,300,000	2,297,956
Federal Home Loan Bank 1.300%, 1/24/18, 1/24/18 (a)	10,000,000	9,991,111
Federal Home Loan Bank 1.300%, 2/01/18, 2/01/18 (a)	12,000,000	11,985,920
Federal Home Loan Bank 1.302%, 2/26/18, 2/26/18 (a)	5,000,000	5,000,721
Federal Home Loan Bank 1.306%, 1/04/18, 1/04/18 (a)	2,000,000	2,000,094
Federal Home Loan Bank 1.307%, 2/21/18, 2/21/18 (a)	1,850,000	1,846,500
Federal Home Loan Bank 1.310%, 1/26/18, 1/26/18 (a)	3,600,000	3,596,517
Federal Home Loan Bank 1.310%, 1/26/18, 1/26/18 (a)	1,800,000	1,798,258

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Bank 1.310%, 2/02/18, 2/02/18 (a)	$1,900,000	$1,897,685
Federal Home Loan Bank 1.310%, 1/31/18, 1/31/18 (a)	4,400,000	4,394,955
Federal Home Loan Bank 1.314%, 1/08/18, 1/08/18 (a)	1,200,000	1,200,099
Federal Home Loan Bank 1.315%, 2/09/18, 2/09/18 (a)	900,000	898,673
Federal Home Loan Bank 1.317%, 1/11/18, 1/11/19 (a)	25,000,000	25,000,000
Federal Home Loan Bank 1.320%, 1/24/18, 1/24/18 (a)	700,000	699,368
Federal Home Loan Bank 1.321%, 2/07/18, 2/07/18 (a)	10,000,000	9,985,917
Federal Home Loan Bank 1.321%, 2/16/18, 2/16/18 (a)	1,800,000	1,796,880
Federal Home Loan Bank 1.321%, 2/21/18, 2/21/18 (a)	7,300,000	7,286,029
Federal Home Loan Bank 1.322%, 1/11/18, 10/11/18 (a)	8,000,000	8,000,000
Federal Home Loan Bank 1.331%, 2/16/18, 2/16/18 (a)	7,000,000	6,987,773
Federal Home Loan Bank 1.332%, 2/21/18, 2/21/18 (a)	1,200,000	1,197,686
Federal Home Loan Bank 1.332%, 2/28/18, 2/28/18 (a)	1,050,000	1,047,707
Federal Home Loan Bank 1.332%, 3/07/18, 3/07/18 (a)	4,870,000	4,858,127
Federal Home Loan Bank 1.338%, 3/06/18, 3/06/18 (a)	13,200,000	13,202,316
Federal Home Loan Bank 1.343%, 3/14/18, 3/14/18 (a)	20,000,000	19,945,733
Federal Home Loan Bank 1.351%, 1/18/18, 9/18/18 (a)	10,000,000	9,997,888
Federal Home Loan Bank 1.371%, 1/20/18, 7/20/18 (a)	9,500,000	9,500,000
Federal Home Loan Bank 1.371%, 1/20/18, 8/20/18 (a)	15,000,000	14,999,165
Federal Home Loan Bank 1.373%, 3/23/18, 3/23/18 (a)	2,853,000	2,844,120
Federal Home Loan Bank 1.387%, 1/23/18, 1/23/18 (a)	10,000,000	10,000,036
Federal Home Loan Bank 1.387%, 1/25/18, 1/25/18 (a)	13,000,000	12,999,921
Federal Home Loan Bank 1.397%, 1/25/18, 1/25/18 (a)	10,000,000	9,999,964
Federal Home Loan Bank 1.398%, 1/01/18, 2/01/18 (a)	10,000,000	9,999,999
Federal Home Loan Bank 1.418%, 3/15/18, 3/15/18 (a)	4,700,000	4,701,508
Federal Home Loan Bank 1.420%, 3/16/18, 3/16/18 (a)	12,300,000	12,302,146

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 1.319%, 1/08/18, 1/08/18 (a)	$1,800,000	$1,800,125

		452,550,761

Repurchase Agreement — 9.2%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 12/29/17, 1.350%, due 1/02/18 (b)	45,000,000	45,000,000

Time Deposit — 0.2%
Euro Time Deposit 0.120% 1/02/18	946,140	946,140

TOTAL SHORT-TERM INVESTMENTS (Cost $498,496,901)		498,496,901

TOTAL INVESTMENTS — 102.3% (Cost $498,496,901) (c)		498,496,901

Other Assets/(Liabilities) — (2.3)%		(11,213,614)

NET ASSETS — 100.0%		$487,283,287

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect demand date and stated maturity date, respectively.
(b)	Maturity value of $45,006,750. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% – 3.000%, maturity dates ranging from 8/15/25 – 5/15/47, and an aggregate market value, including accrued interest, of $45,900,591.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 82.1%

CORPORATE DEBT — 44.8%
Aerospace & Defense — 1.0%
Harris Corp. 1.999% 4/27/18	$2,960,000	$2,956,906
Harris Corp. 2.700% 4/27/20	200,000	200,804
L3 Technologies, Inc. 5.200% 10/15/19	2,690,000	2,817,548

		5,975,258

Agriculture — 1.0%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	3,050,000	3,113,628
Imperial Brands Finance PLC (a) 2.950% 7/21/20	3,128,000	3,158,197

		6,271,825

Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	84,850	86,663
Delta Air Lines, Inc. 3.625% 3/15/22	1,915,000	1,948,088

		2,034,751

Auto Manufacturers — 1.1%
General Motors Co. 3.500% 10/02/18	395,000	399,109
General Motors Financial Co., Inc. 2.400% 5/09/19	760,000	760,184
General Motors Financial Co., Inc. 3.100% 1/15/19	905,000	909,844
General Motors Financial Co., Inc. 3.200% 7/13/20	1,065,000	1,079,455
Hyundai Capital America (a) 2.400% 10/30/18	2,350,000	2,347,730
Nissan Motor Acceptance Corp. (a) 1.900% 9/14/21	1,235,000	1,201,472

		6,697,794

Auto Parts & Equipment — 0.5%
Lear Corp. 5.375% 3/15/24	2,860,000	3,025,157
Lear Corp. 5.250% 1/15/25	100,000	106,764

		3,131,921

Banks — 6.8%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	2,965,000	2,964,590
Banco Santander SA 3.500% 4/11/22	3,200,000	3,262,873

	Principal Amount	Value
Bancolombia SA 5.950% 6/03/21	$1,215,000	$1,314,023
Bank of America Corp. 2.151% 11/09/20	5,735,000	5,708,734
Capital One Financial Corp. 2.500% 5/12/20	910,000	908,860
Citigroup, Inc. 2.350% 8/02/21	3,200,000	3,165,116
First Horizon National Corp. 3.500% 12/15/20	3,420,000	3,492,439
The Goldman Sachs Group, Inc. 2.750% 9/15/20	2,450,000	2,462,243
The Goldman Sachs Group, Inc. 2.875% 2/25/21	3,850,000	3,878,466
Itau Unibanco Holding SA (a) 2.850% 5/26/18	840,000	840,840
JP Morgan Chase & Co. 4.500% 1/24/22	2,930,000	3,135,253
Macquarie Bank Ltd. (a) 2.850% 1/15/21	380,000	381,988
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	3,140,000	3,144,641
Morgan Stanley 3.750% 2/25/23	1,450,000	1,502,724
Regions Bank 7.500% 5/15/18	613,000	625,275
Regions Financial Corp. 3.200% 2/08/21	2,480,000	2,523,302
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	1,620,000	1,587,623
Sumitomo Mitsui Financial Group, Inc. 2.846% 1/11/22	260,000	260,516
SVB Financial Group 5.375% 9/15/20	225,000	240,474
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	1,290,000	1,309,376

		42,709,356

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	1,765,000	1,773,856
Coca-Cola Femsa SAB de CV 2.375% 11/26/18	1,250,000	1,253,022
Molson Coors Brewing Co. 2.100% 7/15/21	660,000	646,887

		3,673,765

Biotechnology — 0.6%
Baxalta, Inc. 2.000% 6/22/18	1,025,000	1,024,763
Celgene Corp. 2.250% 5/15/19	270,000	269,633

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Celgene Corp. 2.875% 8/15/20	$2,650,000	$2,674,698

		3,969,094

Building Materials — 1.2%
Holcim US Finance Sarl & Cie SCS (a) 6.000% 12/30/19	2,929,000	3,107,364
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650%, FRN 2.096% 5/22/20	980,000	985,214
Martin Marietta Materials, Inc. FRN (b) 2.126% 12/20/19	540,000	540,880
Masco Corp. 3.500% 4/01/21	990,000	1,005,493
Masco Corp. 7.125% 3/15/20	225,000	245,347
Standard Industries, Inc. (a) 5.500% 2/15/23	1,472,000	1,534,560

		7,418,858

Chemicals — 1.7%
CF Industries, Inc. 7.125% 5/01/20	94,000	102,488
The Dow Chemical Co. 8.550% 5/15/19	320,000	346,618
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	2,227,000	2,359,052
LyondellBasell Industries NV 5.000% 4/15/19	1,553,000	1,594,507
LyondellBasell Industries NV 6.000% 11/15/21	1,410,000	1,566,232
RPM International, Inc. 3.450% 11/15/22	43,000	44,065
RPM International, Inc. 6.125% 10/15/19	2,422,000	2,578,786
The Sherwin-Williams Co. 2.750% 6/01/22	1,839,000	1,831,861

		10,423,609

Commercial Services — 0.3%
S&P Global, Inc. 3.300% 8/14/20	1,700,000	1,731,623

Computers — 0.9%
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	1,305,000	1,321,348
Dell International LLC/EMC Corp. (a) 4.420% 6/15/21	980,000	1,021,179
DXC Technology Co. 2.875% 3/27/20	565,000	567,748
Leidos Holdings, Inc. 4.450% 12/01/20	2,301,000	2,387,288

		5,297,563

	Principal Amount	Value
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	$250,000	$262,555
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	1,670,000	1,721,179
Aircastle Ltd. 5.000% 4/01/23	3,380,000	3,561,675
Ally Financial, Inc. 3.600% 5/21/18	1,285,000	1,288,855
Ally Financial, Inc. 4.750% 9/10/18	2,470,000	2,500,875
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	2,640,000	2,623,859
International Lease Finance Corp. 3.875% 4/15/18	1,245,000	1,250,701
Lazard Group LLC 4.250% 11/14/20	1,670,000	1,739,437

		14,949,136

Electric — 2.2%
Ameren Corp. 2.700% 11/15/20	1,415,000	1,419,668
Duke Energy Corp. 1.800% 9/01/21	1,260,000	1,225,543
EDP Finance BV (a) 4.125% 1/15/20	1,395,000	1,437,567
Enel Finance International NV (a) 2.875% 5/25/22	1,955,000	1,949,687
Entergy Texas, Inc. 2.550% 6/01/21	605,000	600,552
Entergy Texas, Inc. 7.125% 2/01/19	1,803,000	1,894,135
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	1,185,000	1,234,628
Majapahit Holding BV (a) 7.750% 1/20/20	1,160,000	1,268,808
Puget Energy, Inc. 6.000% 9/01/21	740,000	818,694
Puget Energy, Inc. 6.500% 12/15/20	634,000	701,842
The Southern Co. 1.850% 7/01/19	195,000	193,820
The Southern Co. 2.350% 7/01/21	1,040,000	1,033,830
Tri-State Pass-Through Trust, Series 2003, Class A (a) 6.040% 1/31/18	27,055	27,131

		13,805,905

Electronics — 0.2%
FLIR Systems, Inc. 3.125% 6/15/21	650,000	654,809

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tech Data Corp. 3.700% 2/15/22	$580,000	$581,799

		1,236,608

Engineering & Construction — 0.5%
SBA Tower Trust (a) 3.598% 4/09/43	2,000,000	1,999,068
SBA Tower Trust (a) 3.168% 4/09/47	880,000	875,989

		2,875,057

Foods — 0.8%
Danone SA (a) 2.077% 11/02/21	3,075,000	3,007,968
JBS Investments GmbH (a) 7.750% 10/28/20	634,000	646,680
Mondelez International Holdings Netherlands BV (a) 2.000% 10/28/21	1,490,000	1,449,568
Tyson Foods, Inc. 2.650% 8/15/19	180,000	180,867

		5,285,083

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc. 1.622% 11/17/18	705,000	702,415
Stanley Black & Decker, Inc. 2.451% 11/17/18	2,240,000	2,246,766

		2,949,181

Health Care – Products — 0.8%
Abbott Laboratories 2.350% 11/22/19	1,525,000	1,526,659
Abbott Laboratories 2.900% 11/30/21	1,545,000	1,562,886
Boston Scientific Corp. 2.850% 5/15/20	785,000	791,224
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	1,213,000	1,213,440

		5,094,209

Health Care – Services — 1.2%
Cigna Corp. 4.000% 2/15/22	971,000	1,014,073
Cigna Corp. 4.500% 3/15/21	1,805,000	1,897,160
HCA, Inc. 3.750% 3/15/19	3,140,000	3,167,475
Laboratory Corp. of America Holdings 2.625% 2/01/20	1,400,000	1,403,686

		7,482,394

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	2,853,000	2,927,891

	Principal Amount	Value
Housewares — 0.1%
Newell Brands, Inc. 2.600% 3/29/19	$342,000	$343,168

Insurance — 3.5%
American International Group, Inc. 3.300% 3/01/21	1,450,000	1,478,167
AmTrust Financial Services, Inc. 6.125% 8/15/23	1,505,000	1,445,552
Athene Global Funding (a) 4.000% 1/25/22	3,615,000	3,730,326
CNA Financial Corp. 5.750% 8/15/21	301,000	329,576
Enstar Group Ltd. 4.500% 3/10/22	1,435,000	1,461,491
Jackson National Life Global Funding (a) 2.500% 6/27/22	2,940,000	2,907,290
Lincoln National Corp. 6.250% 2/15/20	1,290,000	1,389,119
Nuveen Finance LLC (a) 2.950% 11/01/19	3,125,000	3,154,877
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,600,000	1,710,881
Trinity Acquisition PLC 3.500% 9/15/21	1,480,000	1,508,861
Unum Group 3.000% 5/15/21	480,000	483,352
Willis Towers Watson PLC 5.750% 3/15/21	840,000	914,056
XLIT Ltd. 5.750% 10/01/21	1,335,000	1,465,215

		21,978,763

Internet — 0.5%
Expedia, Inc. 5.950% 8/15/20	380,000	408,837
Expedia, Inc. 7.456% 8/15/18	2,635,000	2,717,664

		3,126,501

Investment Companies — 0.7%
Ares Capital Corp. 3.875% 1/15/20	1,450,000	1,475,618
FS Investment Corp. 4.000% 7/15/19	1,040,000	1,052,329
TCP Capital Corp. 4.125% 8/11/22	1,805,000	1,776,576

		4,304,523

Leisure Time — 0.5%
Brunswick Corp. (a) 4.625% 5/15/21	3,130,000	3,181,538

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	$410,000	$402,529
Marriott International, Inc. 2.875% 3/01/21	2,015,000	2,027,950

		2,430,479

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,229,000	1,238,217
CNH Industrial Capital LLC 3.625% 4/15/18	265,000	266,373
CNH Industrial Capital LLC 3.875% 10/15/21	1,015,000	1,032,803
CNH Industrial Capital LLC 4.875% 4/01/21	590,000	619,500

		3,156,893

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	1,545,000	1,573,800
Discovery Communications LLC 2.950% 3/20/23	905,000	895,657
Sirius XM Radio, Inc. (a) 3.875% 8/01/22	3,125,000	3,132,813

		5,602,270

Mining — 1.0%
Anglo American Capital PLC (a) 3.750% 4/10/22	1,875,000	1,905,300
Glencore Finance Canada Ltd. STEP (a) 4.250% 10/25/22	652,000	683,166
Glencore Funding LLC (a) 3.000% 10/27/22	680,000	673,370
Kinross Gold Corp. 5.125% 9/01/21	1,450,000	1,511,625
Newcrest Finance Pty Ltd. (a) 4.200% 10/01/22	1,470,000	1,531,018

		6,304,479

Office Equipment/Supplies — 0.6%
Pitney Bowes, Inc. STEP 3.625% 10/01/21	3,915,000	3,640,950

Oil & Gas — 0.2%
EQT Corp. 3.000% 10/01/22	1,460,000	1,444,442

Packaging & Containers — 0.5%
Graphic Packaging International, Inc. 4.750% 4/15/21	3,030,000	3,166,350

Pharmaceuticals — 1.7%
AbbVie, Inc. 1.800% 5/14/18	2,390,000	2,388,831

	Principal Amount	Value
Allergan Funding SCS 2.350% 3/12/18	$1,580,000	$1,581,251
Express Scripts Holding Co. 3.300% 2/25/21	3,095,000	3,143,575
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	735,000	723,432
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	3,325,000	3,037,289

		10,874,378

Pipelines — 0.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	450,000	449,146

Private Equity — 0.5%
Hercules Capital, Inc. 4.625% 10/23/22	2,895,000	2,935,351

Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp. 2.250% 1/15/22	465,000	452,892
American Tower Corp. 3.000% 6/15/23	920,000	917,591
American Tower Corp. 3.300% 2/15/21	1,105,000	1,125,261
Crown Castle International Corp. 3.400% 2/15/21	1,869,000	1,908,695
DDR Corp. 7.500% 7/15/18	1,430,000	1,469,025
Digital Realty Trust LP 3.400% 10/01/20	925,000	943,269
Healthcare Trust of America Holdings LP 2.950% 7/01/22	690,000	688,183
Highwoods Realty LP 7.500% 4/15/18	170,000	172,573
Simon Property Group LP 2.350% 1/30/22	1,760,000	1,743,299
Weyerhaeuser Co. 7.375% 10/01/19	510,000	552,690

		9,973,478

Retail — 1.5%
AutoNation, Inc. 3.350% 1/15/21	2,085,000	2,115,363
CVS Health Corp. 2.125% 6/01/21	2,405,000	2,347,061
Dollar Tree, Inc. 5.750% 3/01/23	3,000,000	3,142,500
QVC, Inc. 3.125% 4/01/19	1,449,000	1,454,407

		9,059,331

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.8%
Analog Devices, Inc. 2.500% 12/05/21	$620,000	$613,894
Broadcom Corp./Broadcom Cayman Finance Ltd. (a) 3.000% 1/15/22	2,315,000	2,295,391
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	2,025,000	2,065,500

		4,974,785

Telecommunications — 1.4%
Hughes Satellite Systems Corp. 6.500% 6/15/19	2,704,000	2,825,680
Sprint Communications, Inc. 9.250% 4/15/22	1,250,000	1,490,625
Ericsson LM 4.125% 5/15/22	3,300,000	3,323,168
Verizon Communications, Inc. 2.946% 3/15/22	1,260,000	1,267,675

		8,907,148

Toys, Games & Hobbies — 0.1%
Mattel, Inc. 1.700% 3/15/18	930,000	926,513

Transportation — 0.8%
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,803,000	1,814,469
Ryder System, Inc. 2.250% 9/01/21	170,000	167,368
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,295,244
Ryder System, Inc. 2.550% 6/01/19	295,000	295,814
Ryder System, Inc. 2.875% 9/01/20	1,080,000	1,087,452
TTX Co. (a) 2.250% 2/01/19	565,000	563,612

		5,223,959

Trucking & Leasing — 1.8%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	3,260,000	3,270,939
DAE Funding LLC (a) 4.000% 8/01/20	522,000	527,220
GATX Corp. 2.600% 3/30/20	1,475,000	1,474,626
Park Aerospace Holdings Ltd. (a) 5.250% 8/15/22	3,100,000	3,080,625
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	1,240,000	1,242,396
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	1,650,000	1,669,790

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.375% 2/01/22	$50,000	$50,936
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 4.875% 7/11/22	170,000	183,527

		11,500,059

TOTAL CORPORATE DEBT (Cost $279,584,202)		279,445,385

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900%, FRN 2.267% 4/26/27	172,327	172,957

TOTAL MUNICIPAL OBLIGATIONS (Cost $172,327)		172,957

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.8%
Automobile ABS — 5.9%
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	90,637	90,611
American Credit Acceptance Receivables Trust, Series 2017-4, Class C (a) 2.940% 1/10/24	2,700,000	2,698,584
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	710,000	711,724
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	300,000	299,967
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	126,842	126,629
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	33,737	33,711
CFC LLC, Series 2013-2A, Class C (a) 4.040% 8/15/19	173,694	173,740
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	200,080	199,790
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	201,246	201,153
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	712,044	711,987

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2017-D, Class A (a) 1.870% 3/15/21	$636,981	$635,596
CPS Auto Trust, Series 2016-C, Class B (a) 2.480% 9/15/20	710,000	708,427
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	1,870,000	1,871,241
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	237,469	237,692
Drive Auto Receivables Trust, Series 2017-2, Class C 2.750% 9/15/23	390,000	390,447
Drive Auto Receivables Trust, Series 2017-1, Class C 2.840% 4/15/22	630,000	632,662
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	38,437	38,443
DT Auto Owner Trust, Series 2016-2A, Class B (a) 2.920% 5/15/20	201,804	201,879
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	722,905	722,506
Enterprise Fleet Financing LLC, Series 2017-1, Class A3 (a) 2.600% 7/20/22	530,000	532,583
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	520,000	516,501
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	630,000	627,715
Exeter Automobile Receivables Trust, Series 2015-2A, Class C (a) 3.900% 3/15/21	1,295,000	1,310,218
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	126,397	126,386
First Investors Auto Owner Trust, Series 2017-3A, Class B (a) 2.720% 4/17/23	890,000	885,726
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	156,739	156,753
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	682,513	683,726
Flagship Credit Auto Trust, Series 2016-4, Class B (a) 2.410% 10/15/21	2,390,000	2,381,069

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2016-3, Class B (a) 2.430% 6/15/21	$1,150,000	$1,150,374
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	890,000	874,164
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	487,768	489,423
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	1,515,000	1,518,231
Flagship Credit Auto Trust, Series 2017-4, Class C (a) 2.920% 11/15/23	1,800,000	1,793,371
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	28,370	28,356
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	780,000	780,786
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 3.177% 4/15/21	1,250,000	1,269,181
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A (a) 2.310% 12/14/21	1,690,000	1,688,518
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	1,020,000	1,016,855
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.950% 7/15/20	240,203	241,443
Oscar US Funding Trust V, Series 2016-2A, Class A2A (a) 2.310% 11/15/19	546,512	545,957
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	550,000	549,745
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	400,000	401,326
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	1,000,000	999,484
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3 1.620% 3/16/20	146,282	146,257
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	82,149	82,186

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	$1,700,000	$1,703,490
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	1,100,000	1,101,396
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	600,000	605,576
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	1,740,000	1,783,726
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	232,502	232,404

		36,909,715

Commercial MBS — 0.3%
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN (b) 5.513% 1/12/45	349,311	348,706
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	845,000	850,201
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (b) 5.767% 7/10/38	501,946	506,949
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (b) 5.476% 8/15/39	58,192	58,061
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN (b) 5.997% 6/15/45	163,840	164,713
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (b) 6.011% 2/15/51	125,264	125,634

		2,054,264

Home Equity ABS — 0.2%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 2.212% 11/25/35	47,613	47,589
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 2.287% 8/25/35	144,500	145,595

	Principal Amount	Value
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 2.032% 12/25/35	$326,989	$327,812
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 1.792% 10/25/34	373,609	372,898
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + ..220%, FRN 1.772% 10/25/35	45,811	45,818
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 2.272% 3/25/35	274,915	275,471

		1,215,183

Other ABS — 17.9%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.677% 3/15/41	275,417	269,451
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.677% 6/15/41	364,763	356,280
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	691,258	705,747
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (a) 2.463% 7/20/26	420,000	420,701
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.839% 10/15/28	1,290,000	1,300,768
ALM XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.528% 7/28/26	1,250,000	1,252,553
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	833,000	850,768
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.227% 12/15/42	642,332	647,138
Avant Loans Funding Trust, Series 2017-B, Class A (a) 2.290% 6/15/20	1,524,517	1,524,127

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.474% 1/18/25	$1,500,000	$1,503,882
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	185,060	184,775
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.539% 7/15/26	1,010,000	1,013,367
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	575,521	570,181
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.784% 7/18/27	1,475,000	1,481,947
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	981,811	983,991
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (a) 2.940% 5/25/29	535,590	529,838
Capital Automotive LLC, Series 2012-1A, Class A1 (a) 3.870% 4/15/47	615,867	624,658
Carlyle Global Market Strategies, Series 2014-4A, Class A1R, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.559% 10/15/26	2,050,000	2,053,979
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	280,325	279,274
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 2.227% 5/25/35	292,112	292,670
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,581,941	1,587,105
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	1,362,878	1,356,081
CLI Funding VI LLC, Series 2017-1A, Class A (a) 3.620% 5/18/42	1,030,660	1,031,365
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	225,082	225,620

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.012% 9/25/34	$72,201	$71,939
Crestline Denali CLO Ltd., Series 2013-1A, Class A1, FRN (a) (b) 2.421% 10/26/27	1,850,000	1,856,308
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	740,591	738,564
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	140,703	140,571
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	200,005	198,698
Diamond Resorts Owner Trust, Series 2014-1, Class B (a) 2.980% 5/20/27	232,160	230,565
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	387,801	384,107
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	1,347,052	1,326,123
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	211,528	210,003
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	1,300,200	1,306,903
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	229,167	227,749
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 4.154% 7/15/23	316,496	319,215
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250%, FRN (a) 6.130% 7/15/24	119,808	120,965
Elara HGV Timeshare Issuer, Series 2017-A, Class A (a) 2.690% 3/25/30	646,014	641,153
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	862,679	857,559
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, VRN (a) (b) 3.020% 2/25/27	320,809	314,046
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	789,149	787,323

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	$177,658	$173,446
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	530,727	538,978
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	240,851	240,309
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	138,746	137,953
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	97,185	96,572
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.813% 7/20/27	1,475,000	1,476,535
Global SC Finance IV Ltd., Series 2017-1A, Class A (a) 3.850% 4/15/37	818,904	831,892
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.517% 4/25/25	1,305,360	1,305,631
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	1,268,639	1,265,316
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 2.197% 4/25/35	52,555	52,801
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	159,660	159,810
Hero Funding, Series 2017-3A, Class A1 (a) 3.190% 9/20/48	1,332,537	1,328,901
HERO Funding Trust, Series 2017-2A, Class A1 (a) 3.280% 9/20/48	324,768	323,478
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	882,831	897,195
HERO Funding Trust, Series 2017-2A, Class A2 (a) 4.070% 9/20/48	267,474	272,772
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	363,463	357,368
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	274,575	272,681

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2017-AA, Class B, VRN (a) (b) 2.960% 12/26/28	$770,494	$760,874
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.509% 7/15/25	2,119,089	2,122,022
Lendmark Funding Trust, Series 2017-2A, Class A (a) 2.800% 5/20/26	819,957	819,924
Lendmark Funding Trust, Series 2017-1A, Class A (a) 2.830% 12/22/25	630,000	628,353
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.377% 6/25/35	249,914	250,114
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.483% 7/20/26	1,200,000	1,205,363
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.474% 1/18/27	1,780,000	1,785,977
Mariner Finance Issuance Trust, Series 2017-BA, Class A (a) 2.920% 12/20/29	3,150,000	3,143,828
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	990,000	993,398
Marlette Funding Trust, Series 2017-3A, Class A (a) 2.360% 12/15/24	776,637	776,322
Marlette Funding Trust, Series 2017-2A, Class A (a) 2.390% 7/15/24	698,753	698,672
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	855,739	858,252
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	552,699	553,678
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	348,320	348,605
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.497% 4/25/35	87,041	88,376
Mosaic Solar Loans LLC, Series 2017-2A, Class D (a) 0.010% 9/20/42	640,000	565,266

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	$271,170	$276,678
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	292,745	289,011
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	545,341	536,231
MVW Owner Trust, Series 2016-1A, Class A (a) 2.250% 12/20/33	870,420	861,118
MVW Owner Trust, Series 2017-1A, Class A (a) 2.420% 12/20/34	230,711	228,602
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	5,652	5,650
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	361,562	361,976
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	90,809	90,756
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, FRN (a) (b) 6.623% 1/15/28	750,000	750,109
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	4,200,000	4,159,890
NP SPE II LLC, Series 2017-1A, Class A1 (a) 3.372% 10/21/47	545,116	541,715
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	1,500,000	1,493,320
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR, 3 mo. USD LIBOR + 1.130%, FRN (a) 2.493% 7/20/26	450,000	450,456
OCP CLO Ltd., Series 2015-8A, Class A2AR, FRN (a) (b) 2.803% 4/17/27	2,150,000	2,155,510
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (a) 2.826% 8/15/29	1,350,000	1,372,882
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	420,000	421,553
Oportun Funding VI LLC, Series 2017-A, Class A (a) 3.230% 6/08/23	920,000	915,401

	Principal Amount	Value
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	$101,063	$99,655
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	598,858	592,791
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	700,000	702,657
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	164,031	163,123
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (a) 1.802% 2/25/37	138,226	137,926
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + ..400%, FRN 1.952% 10/25/35	2,015	2,015
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A, VRN (a) (b) 2.280% 11/20/25	149,355	149,297
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	650,470	646,292
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	711,129	705,096
Sierra Receivables Funding Co. LLC, Series 2016-2A, Class B (a) 2.780% 7/20/33	160,995	159,634
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	91,872	91,370
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	244,991	244,435
Sofi Consumer Loan Program LLC, Series 2017-3, Class A (a) 2.770% 5/25/26	1,283,542	1,287,474
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	647,267	650,371
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	3,414,531	3,423,032
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	1,075,873	1,081,212
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	1,522,226	1,531,108

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	$1,408,400	$1,417,406
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,397,090	1,405,754
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	2,560,000	2,563,772
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.530% 11/16/48	1,960,000	1,942,797
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	447,709	443,452
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.533% 10/17/26	1,140,000	1,143,369
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	1,313,375	1,331,784
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	189,720	189,393
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	1,181,073	1,211,215
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.839% 10/13/29	1,060,000	1,078,283
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.177% 12/15/20	670,000	673,119
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 2.733% 4/20/27	1,960,000	1,963,256
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (a) 2.709% 8/15/47	434,816	433,117
Trip Rail Master Funding LLC, Series 2014-1A, Class A2 (a) 4.085% 4/15/44	1,200,000	1,211,881
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (a) 6.024% 7/15/41	2,250,000	2,441,728
Triton Container Finance IV LLC, Series 2017-2A, Class A (a) 3.620% 8/20/42	2,406,052	2,408,617
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN (b) 2.997% 10/25/46	781,643	781,569

	Principal Amount	Value
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	$276,612	$271,532
Welk Resorts LLC, Series 2017-AA, Class B (a) 3.410% 6/15/33	1,498,130	1,483,376
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	2,981,375	2,985,891
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	313,061	309,628
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	715,236	713,893
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	615,491	614,418

		111,706,315

Student Loans ABS — 8.6%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.352% 12/26/44	243,051	241,856
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 2.252% 7/25/56	844,986	846,000
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.052% 7/25/58	430,000	371,273
AccessLex Institute, Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.627% 4/25/29	246	246
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.550% 7/01/38	373,291	351,931
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.709% 3/15/26	83,164	82,695
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.849% 1/15/37	725,083	661,702
Commonbond Student Loan Trust, Series 2016-B, Class A1 (a) 2.730% 10/25/40	629,205	627,165

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commonbond Student Loan Trust, Series 2017-AGS, Class C (a) 5.280% 5/25/41	$1,320,000	$1,340,800
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	377,065	355,917
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	256,372	254,571
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	233,590	230,591
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	826,725	828,450
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	372,862	372,852
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	470,690	472,847
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	1,638,501	1,637,123
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.252% 1/25/40	745,240	759,555
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.464% 10/25/44	2,026,897	2,047,166
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.552% 4/25/40	493,585	492,302
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a) 2.680% 7/25/35	1,462,574	1,435,612
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	783,261	774,953
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.602% 2/26/35	932,559	935,735
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.752% 12/27/66	2,614,205	2,644,333
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.902% 7/26/66	1,734,764	1,750,793

	Principal Amount	Value
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $1,936,440), FRN (a) (b) (c) (d) (e) 3.350% 12/01/47	$1,950,000	$1,936,440
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 2.111% 12/01/31	557,380	556,137
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.985% 9/27/35	241,642	240,719
Laurel Road Prime Student Loan Trust, Series 2017-C, Class B (a) 2.950% 11/25/42	910,000	898,220
Laurel Road Prime Student Loan Trust, Series 2017-B, Class CFX (a) 3.610% 8/25/42	1,000,000	983,737
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	714,860	712,699
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (a) (b) 2.352% 7/26/66	1,058,424	1,062,072
Navient Student Loan Trust, Series 2017-4A, Class A3, 1 mo. USD LIBOR + 1.000%, FRN (a) 2.552% 9/27/66	1,300,000	1,312,401
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.602% 7/26/66	1,100,000	1,128,747
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 2.702% 7/26/66	2,400,000	2,457,108
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.802% 6/25/65	2,829,448	2,897,304
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.852% 3/25/66	2,800,000	2,879,070
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.078% 12/26/40	504,385	505,376
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	603,958	596,146

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 2.182% 1/25/37	$548,528	$545,812
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.828% 6/25/54	395,000	357,509
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800%, FRN 2.167% 7/25/25	418,961	419,322
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. USD LIBOR + .900%, FRN 2.267% 1/26/26	50,581	50,674
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 2.502% 11/25/65	1,553,314	1,556,093
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.529% 7/15/36	27,147	27,147
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.809% 7/15/36	567,000	539,898
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 0.500% 6/17/30	100,000	100,000
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.477% 1/26/43	480,000	458,778
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.587% 3/25/44	387,864	364,269
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.667% 7/25/25	520,000	518,529
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.677% 1/25/55	623,036	564,863
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (a) 1.917% 10/25/64	2,300,000	2,274,942

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 2.239% 12/15/38	$490,119	$465,109
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 2.177% 5/15/23	292,003	292,114
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450%, FRN (a) 2.927% 2/17/32	480,000	492,228
SMB Private Education Loan Trust, Series 2015-C, Class A3, 1 mo. USD LIBOR + 1.950%, FRN (a) 3.427% 8/16/32	1,350,000	1,396,951
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $1,406,875) (a) (c) (d) 0.000% 3/25/33	500	1,000,000
SoFi Professional Loan Program LLC, Series 2017-D, Class R1, (Acquired 7/19/17, Cost $1,320,697) (a) (c) (d) 0.000% 9/25/40	2,333,800	1,320,697
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	334,853	334,366
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	280,000	276,448
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	770,000	765,433
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.752% 6/25/33	849,675	863,497
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 (a) 3.020% 10/25/27	126,914	127,373
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.302% 8/25/36	763,117	781,688

		53,576,384

WL Collateral CMO — 0.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN (b) 3.810% 8/25/34	57,231	57,607
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (b) 3.445% 2/25/34	23,813	24,440

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (b) 3.887% 9/25/33	$9,059	$8,438
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (b) 3.596% 8/25/34	9,802	9,872
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (b) 3.190% 8/25/34	63,219	61,621
JP Morgan Mortgage Trust, Series 2017-6, Class A5, VRN (a) (b) 3.500% 12/25/48	1,680,000	1,703,085
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2, VRN (b) 3.178% 2/25/34	147,299	153,328
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (b) 3.525% 2/25/34	6,709	6,533
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (b) 3.588% 7/25/33	4,296	4,423
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (b) 3.500% 2/25/34	287	306
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, VRN (a) (b) 3.750% 11/25/56	954,604	977,280
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, VRN (a) (b) 3.000% 10/25/31	2,097,596	2,082,334
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (b) 3.494% 3/25/34	37,519	38,687
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.463% 4/25/44	96,075	96,784

		5,224,738

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $210,344,637)		210,686,599

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.1%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp.
Series 4491, Class B 3.000% 8/15/40	$1,339,742	$1,349,870
Series 4720, Class A 3.000% 3/15/41	1,101,780	1,110,276
Federal National Mortgage Association
Series 2015-80, Class CA 3.000% 4/25/40	1,725,821	1,733,492
Series 2015-63, Class KA 3.000% 1/25/41	857,304	862,762
Government National Mortgage Association (b) Series 2014-131, Class BW VRN 2.829% 5/20/41	460,668	470,674

		5,527,074

Pass-Through Securities — 0.2%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 year CMT + 2.245%, FRN 3.237% 3/01/37	419,328	443,745
Federal National Mortgage Association
Pool #725692 1 year CMT + 2.140%, FRN 3.229% 10/01/33	79,876	82,567
Pool #888586 1 year CMT + 2.210%, FRN 3.282% 10/01/34	165,172	173,852
Pool #775539 12 mo. USD LIBOR + 1.645%, FRN 3.475% 5/01/34	56,655	59,121
Pool #684154 5.500% 2/01/18	46	46
Pool #702331 5.500% 5/01/18	6,975	6,999
Pool #725796 5.500% 9/01/19	142,278	145,351
Pool #844564 5.500% 12/01/20	38,178	39,525
Government National Mortgage Association Pool #507545 7.500% 8/15/29	29,178	34,149
Government National Mortgage Association II
Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	182,733	188,288

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	$227,519	$234,229

		1,407,872

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $6,957,909)		6,934,946

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bonds & Notes — 2.4%
U.S. Treasury Note (f) 0.750% 10/31/18	5,100,000	5,057,766
U.S. Treasury Note 1.250% 3/31/21	5,700,000	5,559,281
U.S. Treasury Note 1.625% 3/15/20	4,400,000	4,372,672

		14,989,719

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,121,184)		14,989,719

TOTAL BONDS & NOTES (Cost $512,180,259)		512,229,606

TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $2,528,635)		2,412,934

TOTAL LONG-TERM INVESTMENTS (Cost $514,708,894)		514,642,540

SHORT-TERM INVESTMENTS — 18.7%
Commercial Paper — 18.7%
Bell Canada (a) 1.803% 3/22/18	5,500,000	5,476,883
Carnival Corp. (a) 1.759% 2/08/18	2,100,000	2,095,798
Carnival Corp. (a) 1.915% 3/14/18	3,700,000	3,686,202
CenterPoint Energy, Inc. (a) 1.731% 3/05/18	380,000	378,761
CenterPoint Energy, Inc. (a) 1.578% 1/04/18	2,900,000	2,899,190
Dominion Resources, Inc. (a) 1.738% 4/09/18	5,000,000	4,974,399
Entergy Corp. (a) 1.535% 1/11/18	3,500,000	3,497,576
Entergy Corp. (a) 1.545% 1/11/18	350,000	349,758
Enterprise Products Operating LLC (a) 1.576% 1/18/18	5,000,000	4,995,214

	Principal Amount	Value
Equifax, Inc. (a) 1.571% 1/22/18	$5,000,000	$4,994,220
Experian Finance Plc (a) 1.935% 3/15/18	5,400,000	5,379,298
Fortive Corp. (a) 1.608% 1/16/18	5,000,000	4,995,705
Glencore Funding LLC (a) 1.629% 1/10/18	5,000,000	4,997,025
HP, Inc. (a) 1.737% 1/23/18	5,500,000	5,494,397
Hyundai Capital America (a) 1.596% 1/17/18	5,000,000	4,995,458
Marriott International (a) 1.596% 1/18/18	5,000,000	4,995,214
Mckesson Corp. (a) 2.001% 2/02/18	3,500,000	3,494,035
Molex Electronic Technologies (a) 1.656% 1/02/18	2,000,000	1,999,585
Molex Electronic Technologies (a) 2.038% 3/13/18	3,500,000	3,485,525
Nasdaq, Inc. (a) 1.608% 1/18/18	500,000	499,527
Nasdaq, Inc. (a) 1.650% 1/24/18	3,400,000	3,395,779
Nasdaq, Inc. (a) 1.650% 1/24/18	1,600,000	1,598,014
Public Service Enterprise Group, Inc. (a) 2.137% 2/20/18	5,500,000	5,485,708
Telus Corp. (a) 2.089% 3/28/18	5,000,000	4,977,639
Thomson Reuters Corp. (a) 1.649% 2/13/18	500,000	498,856
Thomson Reuters Corp. (a) 1.629% 2/12/18	5,000,000	4,988,812
Time Warner, Inc. (a) 1.778% 1/29/18	5,000,000	4,992,461
Transcanada Pipelines Ltd. (a) 1.576% 1/09/18	4,000,000	3,997,928
Westrock Co. (a) 2.053% 2/02/18	5,000,000	4,991,430
WPP CP Finance PLC (a) 1.736% 2/09/18	5,700,000	5,688,309
Xcel Energy, Inc. (a) 1.717% 4/23/18	2,500,000	2,483,612

		116,782,318

TOTAL SHORT-TERM INVESTMENTS (Cost $116,788,814)		116,782,318

TOTAL INVESTMENTS — 101.2% (Cost $631,497,708) (g)		631,424,858

Other Assets/(Liabilities) — (1.2)%		(7,366,777)

NET ASSETS — 100.0%		$624,058,081

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $387,182,660 or 62.04% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2017.
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2017, these securities amounted to a value of $4,257,137 or 0.68% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $1,936,440 or 0.31% of net assets.
(f)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

(#) The Fund had the following open Purchased Swaptions contracts at December 31, 2017:

Purchased Swaptions

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	16,660,000	USD	16,660,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$832,872	$809,831	$(23,041)

Put
Barclays Bank PLC	33,920,000	USD	33,920,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$1,695,763	$1,603,103	$(92,660)

							$2,528,635	$2,412,934	$(115,701)

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Note 10 Year	3/20/18	556	$69,182,357	$(212,294)
U.S. Treasury Note 2 Year	3/29/18	242	51,925,216	(110,747)

				$(323,041)

Futures Contracts — Short
U.S. Treasury Ultra 10 Year	3/20/18	198	$(26,477,231)	$31,856
U.S. Treasury Note 5 Year	3/29/18	1,486	(173,485,879)	866,081

				$897,937

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Swap agreements at December 31, 2017:

Swaps

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,500,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(220,402)	$924	$(219,478)
Goldman Sachs International	USD	1,120,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(66,885)	(96,992)	(163,877)
Goldman Sachs International	USD	400,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(26,480)	(32,048)	(58,528)

							$(313,767)	$(128,116)	$(441,883)

Collateral for swap agreements held by Goldman Sach International amounted to $276,612 in securities, at December 31, 2017.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 134.4%

CORPORATE DEBT — 2.6%
Auto Manufacturers — 0.5%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 3.419% 1/15/19	$1,280,000	$1,301,784

Banks — 0.3%
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 1.973% 2/09/18	870,000	870,137

Computers — 0.8%
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	800,000	810,022
Hewlett Packard Enterprise Co. 3 mo. USD LIBOR + 1.930%, FRN 3.273% 10/05/18	1,300,000	1,316,594

		2,126,616

Diversified Financial Services — 0.5%
Ally Financial, Inc. 3.600% 5/21/18	1,295,000	1,298,885

Pharmaceuticals — 0.5%
Allergan Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 2.629% 3/12/18	1,250,000	1,251,826

TOTAL CORPORATE DEBT (Cost $7,203,883)		6,849,248

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900%, FRN 2.267% 4/26/27	117,182	117,611

TOTAL MUNICIPAL OBLIGATIONS (Cost $117,182)		117,611

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.4%
Auto Floor Plan ABS — 0.6%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 2.047% 1/15/21	900,000	901,556
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 2.902% 9/27/21	520,000	523,005

		1,424,561

	Principal Amount	Value
Automobile ABS — 11.5%
Ally Auto Receivables Trust, Series 2017-5, Class A1 1.400% 12/17/18	$843,816	$843,539
American Credit Acceptance Receivables Trust, Series 2017-4, Class A (a) 2.000% 7/10/20	880,000	879,644
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	143,769	143,728
American Credit Acceptance Receivables Trust, Series 2017-1, Class B (a) 2.390% 2/16/21	670,000	669,969
American Credit Acceptance Receivables Trust, Series 2017-4, Class C (a) 2.940% 1/10/24	890,000	889,533
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A1 1.400% 8/20/18	726,396	726,269
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class A1 1.450% 11/19/18	1,490,199	1,489,815
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C 2.580% 9/08/20	555,000	556,716
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	309,923	309,769
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	88,920	88,771
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	50,605	50,566
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000%, FRN (a) 2.477% 6/15/28	1,140,584	1,146,874
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	17,501	17,497
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	111,155	110,995
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	94,652	94,596
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	109,047	108,997
CPS Auto Trust, Series 2016-B, Class A (a) 2.070% 11/15/19	96,308	96,285

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	$58,036	$58,062
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	427,227	427,192
CPS Auto Trust, Series 2017-D, Class A (a) 1.870% 3/15/21	240,022	239,500
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	1,000,000	1,000,664
Drive Auto Receivables Trust, Series 2017-3, Class A1 1.450% 11/15/18	181,368	181,354
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	123,301	123,417
Drive Auto Receivables Trust, Series 2017-1, Class C 2.840% 4/15/22	290,000	291,225
DT Auto Owner Trust, Series 2017-4A, Class A (a) 1.850% 8/17/20	1,090,462	1,089,493
DT Auto Owner Trust, Series 2017-3A, Class B (a) 2.400% 5/17/21	420,000	417,980
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	45,301	45,307
Enterprise Fleet Financing LLC, Series 2017-3, Class A1 (a) 1.500% 10/22/18	369,029	368,834
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	400,008	399,787
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	310,000	307,914
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	320,000	318,839
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	112,855	112,844
First Investors Auto Owner Trust, Series 2017-3A, Class A1 (a) 2.000% 3/15/22	1,273,781	1,271,164
First Investors Auto Owner Trust, Series 2017-3A, Class B (a) 2.720% 4/17/23	370,000	368,223
Flagship Credit Auto Trust, Series 2016-3, Class A1 (a) 1.610% 12/15/19	190,528	190,289

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	$54,319	$54,228
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	218,705	218,725
Flagship Credit Auto Trust, Series 2017-4, Class A (a) 2.070% 4/15/22	1,030,000	1,027,544
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	489,349	490,218
Flagship Credit Auto Trust, Series 2017-4, Class B (a) 2.660% 10/17/22	1,330,000	1,324,171
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	370,000	363,417
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	286,157	287,128
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	760,000	761,621
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	54,470	54,444
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.532% 4/10/30	923,818	926,308
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 3.177% 4/15/21	730,000	741,202
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A (a) 2.310% 12/14/21	600,000	599,474
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	620,000	618,089
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.950% 7/15/20	137,677	138,388
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	340,000	339,843
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	280,000	280,928
Oscar US Funding Trust VII LLC, Series 2017-2A, Class A1 (a) 1.450% 10/10/18	412,942	412,564

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	$580,000	$579,701
Santander Drive Auto Receivables Trust, Series 2017-3, Class A1 1.400% 10/15/18	589,774	589,713
Santander Drive Auto Receivables Trust, Series 2014-2, Class C 2.330% 11/15/19	746,206	746,995
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	48,898	48,920
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	900,000	901,848
Santander Retail Auto Lease Trust, Series 2017-A, Class A1 (a) 1.500% 11/20/18	3,336,157	3,334,892
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	131,683	131,627

		30,407,639

Commercial MBS — 0.1%
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (b) 5.767% 7/10/38	305,712	308,759

Home Equity ABS — 0.0%
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 2.287% 8/25/35	88,110	88,777

Other ABS — 13.8%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.677% 3/15/41	376,050	367,904
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.677% 6/15/41	1,413,274	1,380,408
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.677% 12/15/41	326,923	319,274
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.677% 3/15/42	590,191	565,267
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.450% 9/15/41	147,990	139,939

	Principal Amount	Value
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + 0.850%, FRN (a) (c) 2.572% 1/15/28	$1,450,000	$1,450,000
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.227% 12/15/42	598,880	603,361
Avant Loans Funding Trust, Series 2017-B, Class A (a) 2.290% 6/15/20	757,748	757,554
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (a) 2.467% 4/25/26	1,450,000	1,451,720
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	113,883	113,708
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	613,632	614,994
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	298,366	297,247
CIFC Funding II Ltd., Series 2015-2A, Class AR, 3 mo. USD LIBOR + 0.780%, FRN (a) 2.420% 4/15/27	1,450,000	1,448,544
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 2.227% 5/25/35	173,442	173,773
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	122,471	122,764
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.012% 9/25/34	44,386	44,225
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	476,462	475,269
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	449,347	448,117
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	68,295	67,848
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	126,917	126,002

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	$114,583	$113,875
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 4.154% 7/15/23	270,180	272,501
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, VRN (a) (b) 3.020% 2/25/27	180,820	177,008
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	310,854	315,687
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	146,907	146,068
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	223,179	219,436
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.509% 7/15/25	1,015,397	1,016,802
LCM XXIII Ltd., Series 23A, Class X, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.563% 10/20/29	420,000	420,391
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.377% 6/25/35	153,643	153,765
Mariner Finance Issuance Trust, Series 2017-BA, Class A (a) 2.920% 12/20/29	1,000,000	998,041
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	510,000	511,751
Marlette Funding Trust, Series 2017-3A, Class A (a) 2.360% 12/15/24	243,284	243,185
Marlette Funding Trust, Series 2017-2A, Class A (a) 2.390% 7/15/24	394,346	394,300
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	882,819	885,411
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	170,223	170,524
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	450,328	450,696
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.497% 4/25/35	47,709	48,440

	Principal Amount	Value
MP CLO VII Ltd., Series 2015-1A, Class A1R, FRN (a) (b) 2.370% 4/18/27	$1,220,000	$1,219,120
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	3,391	3,390
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	204,176	204,410
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	46,970	46,943
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 0.800%, FRN (a) 2.162% 1/15/28	1,500,000	1,500,085
New Residential Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.751% 6/15/49	200,000	198,800
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	2,600,000	2,575,170
NYCTL Trust, Series 2016-A, Class A (a) 1.470% 11/10/29	816,386	811,774
OCP CLO Ltd., Series 2015-10A, Class A1R, FRN (a) (b) 2.191% 10/26/27	1,450,000	1,452,282
OHA Credit Partners XIII Ltd., Series 2016-13A, Class X, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.613% 1/21/30	276,666	276,766
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	322,462	319,195
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	400,000	401,518
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	92,267	91,757
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (a) 1.802% 2/25/37	70,841	70,687
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A, VRN (a) (b) 2.050% 6/20/31	141,644	141,087
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A, VRN (a) (b) 2.280% 11/20/25	183,968	183,896
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	216,823	215,431

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	$52,061	$51,776
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	62,598	62,566
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	91,756	89,783
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	354,590	356,290
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	1,677,313	1,681,490
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	592,727	595,668
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	684,147	688,139
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	704,200	708,703
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	789,659	794,556
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	1,100,000	1,101,621
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	439,785	435,603
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	641,875	650,872
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	85,383	85,236
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, 1 mo. USD LIBOR + .850%, FRN (a) 2.327% 12/15/20	600,000	602,316
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.177% 12/15/20	300,000	301,397
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (a) 2.709% 8/15/47	160,693	160,065
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	170,760	168,888

	Principal Amount	Value
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	$189,047	$188,973
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	299,401	298,839
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	373,691	373,039

		36,613,930

Student Loans ABS — 13.1%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.352% 12/26/44	1,741,867	1,733,299
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 1.495% 11/22/24	119,115	119,115
AccessLex Institute, Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.627% 4/25/29	155	155
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.550% 7/01/38	106,655	100,552
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120%, FRN 1.795% 6/25/26	350,000	339,357
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.709% 3/15/26	313,053	311,288
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.849% 1/15/37	464,053	423,489
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 2.402% 5/25/41	466,685	469,636
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	72,968	72,455
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	134,314	132,590
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	427,375	428,267

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.252% 1/25/40	$649,423	$661,898
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.464% 10/25/44	1,108,459	1,119,544
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.552% 4/25/40	191,950	191,451
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 3.402% 10/27/36	743,092	754,509
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.602% 2/26/35	534,331	536,151
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.752% 12/27/66	1,307,103	1,322,167
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.902% 7/26/66	938,725	947,399
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $794,437), FRN (a) (b) (d) (e) (f) 3.350% 12/01/47	800,000	794,437
Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.352% 10/25/56	430,026	430,293
Educational Services of America, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.052% 12/25/58	750,000	706,326
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN (a) 2.162% 8/25/48	351,743	349,048
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%, FRN (a) 1.664% 6/28/39	417,271	398,014
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 2.111% 12/01/31	335,021	334,274

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320%, FRN 1.782% 5/25/29	$158,919	$156,820
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.985% 9/27/35	529,144	527,123
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2A (a) 1.870% 11/25/42	610,000	608,101
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.677% 12/15/28	592,955	604,580
Navient Student Loan Trust, Series 2017-4A, Class A3, 1 mo. USD LIBOR + 1.000%, FRN (a) 2.552% 9/27/66	550,000	555,247
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.802% 6/25/65	2,076,045	2,125,832
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.852% 3/25/66	1,520,000	1,562,924
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.078% 12/26/40	444,655	445,529
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.487% 4/25/31	500,000	500,828
Nelnet Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .200%, FRN 1.567% 1/25/38	581,442	546,280
Nelnet Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .350%, FRN 1.717% 10/25/40	972,482	925,555
Nelnet Student Loan Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .170%, FRN 1.828% 3/23/37	693,964	641,825
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.925% 6/25/41	378,796	325,743

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.128% 4/25/46	$58,895	$59,489
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.828% 6/25/41	295,000	268,013
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.529% 7/15/36	449,013	449,012
SLC Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .230%, FRN 1.819% 12/15/39	447,952	415,123
SLC Student Loan Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .280%, FRN 1.869% 3/15/40	1,430,994	1,335,100
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.977% 1/15/43	320,000	332,183
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 0.500% 3/15/28	250,000	250,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 0.500% 9/15/28	900,000	900,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 0.500% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 0.500% 6/17/30	500,000	500,000
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.477% 1/26/43	460,000	439,662
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.507% 10/25/28	500,000	498,093
SLM Student Loan Trust, Series 2006-4, Class B, 3 mo. USD LIBOR + .200%, FRN 1.567% 1/25/70	277,245	259,921
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.577% 10/25/40	348,691	328,767

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN 1.587% 1/25/41	$378,082	$350,618
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.667% 7/25/25	300,000	299,151
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.677% 1/25/55	373,822	338,918
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.837% 10/25/64	287,311	251,606
SLM Student Loan Trust, Series 2003-12, Class A5, 3 mo. USD LIBOR + .280%, FRN (a) 1.869% 9/15/22	31,688	31,700
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 2.239% 12/15/38	334,172	317,120
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200%, FRN 2.567% 7/27/26	119,113	119,690
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 2.177% 5/15/23	152,349	152,407
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.577% 9/15/34	260,000	264,340
SoFi Professional Loan Program LLC, Series 2016-C, Class A2A (a) 1.480% 5/26/31	490,494	488,624
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	550,116	549,315
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX (a) 2.050% 1/25/41	750,000	748,117
SoFi Professional Loan Program LLC, Series 2017-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 2.252% 3/26/40	734,239	738,054
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.529% 3/25/33	170,215	172,706

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.302% 8/25/36	$937,063	$959,867

		34,619,697

WL Collateral CMO — 0.3%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 2.252% 3/25/45	82,860	82,371
JP Morgan Mortgage Trust, Series 2017-6, Class A5, VRN (a) (b) 3.500% 12/25/48	710,000	719,756

		802,127

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $100,067,289)		104,265,490

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.4%
Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp.
Series 4491, Class B 3.000% 8/15/40	546,474	550,605
Series 4720, Class A 3.000% 3/15/41	479,035	482,729
Federal National Mortgage Association
Series 2015-80, Class CA 3.000% 4/25/40	759,361	762,736
Series 2015-63, Class KA 3.000% 1/25/41	384,309	386,755

		2,182,825

Pass-Through Securities — 0.0%
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	121,822	125,525

Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M1 1 mo. USD LIBOR + .900%, FRN 2.452% 10/25/27	54,739	54,784
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C06, Class 1M1 1 mo. USD LIBOR + 1.300%, FRN 2.852% 4/25/29	587,168	592,965

	Principal Amount	Value
Series 2016-C05, Class 2M1 1 mo. USD LIBOR + 1.350%, FRN 2.902% 1/25/29	$366,542	$368,542
Series 2016-C04, Class 1M1 1 mo. USD LIBOR + 1.450%, FRN 3.002% 1/25/29	499,682	504,136

		1,520,427

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,835,192)		3,828,777

U.S. TREASURY OBLIGATIONS — 91.0%
U.S. Treasury Bonds & Notes — 91.0%
U.S. Treasury Inflation Index (g) 0.125% 4/15/20	9,480,330	9,460,888
U.S. Treasury Inflation Index (g) 0.125% 4/15/21	10,408,100	10,365,207
U.S. Treasury Inflation Index (g) 0.125% 1/15/22	9,896,110	9,856,247
U.S. Treasury Inflation Index (g) 0.125% 4/15/22	11,563,248	11,481,819
U.S. Treasury Inflation Index (g) 0.125% 7/15/22	10,351,459	10,337,569
U.S. Treasury Inflation Index (g) 0.125% 1/15/23	10,387,667	10,306,994
U.S. Treasury Inflation Index (g) 0.125% 7/15/24	9,973,248	9,856,062
U.S. Treasury Inflation Index (g) 0.125% 7/15/26	8,232,880	8,044,272
U.S. Treasury Inflation Index (g) 0.250% 1/15/25	10,102,356	10,012,931
U.S. Treasury Inflation Index (g) 0.375% 7/15/23	10,599,900	10,679,554
U.S. Treasury Inflation Index (g) 0.375% 7/15/25	9,881,995	9,897,097
U.S. Treasury Inflation Index (g) 0.375% 1/15/27	7,679,349	7,624,014
U.S. Treasury Inflation Index (g) 0.375% 7/15/27	9,579,990	9,528,983
U.S. Treasury Inflation Index (g) 0.625% 7/15/21	6,566,880	6,693,197
U.S. Treasury Inflation Index (g) 0.625% 1/15/24	10,133,262	10,310,689
U.S. Treasury Inflation Index (g) 0.625% 1/15/26	8,305,280	8,438,215
U.S. Treasury Inflation Index (g) 0.625% 2/15/43	6,652,166	6,509,061
U.S. Treasury Inflation Index (g) 0.750% 2/15/42	5,021,774	5,070,649
U.S. Treasury Inflation Index (g) 0.750% 2/15/45	6,379,580	6,411,569

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index 0.875% 2/15/47	$4,036,505	$4,194,518
U.S. Treasury Inflation Index (g) (h) 1.125% 1/15/21	9,083,301	9,354,381
U.S. Treasury Inflation Index (g) 1.250% 7/15/20	4,524,440	4,671,766
U.S. Treasury Inflation Index (g) 1.375% 2/15/44	5,027,590	5,804,073
U.S. Treasury Inflation Index (g) 1.750% 1/15/28	4,121,180	4,631,950
U.S. Treasury Inflation Index (g) 2.000% 1/15/26	4,971,400	5,591,899
U.S. Treasury Inflation Index (g) 2.125% 2/15/41	4,280,434	5,608,410
U.S. Treasury Inflation Index (g) 2.375% 1/15/25	6,543,300	7,456,466
U.S. Treasury Inflation Index (g) 2.375% 1/15/27	4,892,840	5,724,482
U.S. Treasury Inflation Index (g) 2.500% 1/15/29	2,688,520	3,261,274
U.S. Treasury Inflation Index (g) 3.375% 4/15/32	1,737,175	2,403,113
U.S. Treasury Inflation Index (g) 3.625% 4/15/28	3,812,875	5,002,681
U.S. Treasury Inflation Index (g) 3.875% 4/15/29	4,546,636	6,198,414

		240,788,444

TOTAL U.S. TREASURY OBLIGATIONS (Cost $240,912,777)		240,788,444

TOTAL BONDS & NOTES (Cost $352,136,323)		355,849,570

TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $1,057,847)		1,009,445

TOTAL LONG-TERM INVESTMENTS (Cost $353,194,170)		356,859,015

SHORT-TERM INVESTMENTS — 43.4%
Commercial Paper — 43.4%
Anheuser-Busch InBev Worldwide, Inc. (a) 1.475% 1/10/18	2,500,000	2,498,653
Avangrid, Inc. (a) 1.615% 1/24/18	1,000,000	998,744
Bell Canada (a) 1.547% 1/17/18	583,000	582,461
Bell Canada (a) 1.547% 1/18/18	3,500,000	3,496,592

	Principal Amount	Value
CenterPoint Energy, Inc. (a) 1.578% 1/02/18	$1,500,000	$1,499,722
Dominion Resources, Inc. (a) 1.738% 4/09/18	4,000,000	3,979,520
Entergy Corp. (a) 1.628% 2/14/18	4,000,000	3,989,707
Equifax, Inc. (a) 1.632% 1/22/18	4,000,000	3,995,376
Experian Finance PLC (a) 1.495% 1/08/18	4,000,000	3,998,073
FedEx Corp. (a) 1.515% 1/08/18	4,000,000	3,998,121
FMC Technologies, Inc. (a) 1.575% 1/04/18	2,900,000	2,899,190
FMC Technologies, Inc. (a) 1.576% 1/08/18	1,100,000	1,099,483
Ford Motor Credit Co. (a) 1.527% 1/19/18	2,000,000	1,998,059
Fortive Corp. (a) 1.802% 3/06/18	2,000,000	1,993,378
Fortive Corp. (a) 2.140% 3/14/18	2,000,000	1,992,542
HP, Inc. (a) 1.566% 1/08/18	4,000,000	3,998,407
Hyundai Capital America (a) 1.506% 1/08/18	4,000,000	3,998,121
ING US Funding LLC 1.663% 7/20/18	2,760,000	2,732,484
Lam Research Corp. (a) 1.777% 1/09/18	4,000,000	3,997,922
Marriott International, Inc. (a) 1.596% 1/16/18	4,000,000	3,996,564
Molex Electronic Technologies (a) 1.676% 1/03/18	1,000,000	999,740
Molex Electronic Technologies (a) 2.037% 3/13/18	500,000	497,932
Mondelez International, Inc. (a) 1.516% 1/09/18	4,000,000	3,997,928
Public Sevice Enterprise Group, Inc. (a) 1.545% 1/22/18	4,000,000	3,995,376
Reckitt Benckiser Treasury Services PLC (a) 1.527% 1/16/18	4,000,000	3,997,004
Rogers Communications (a) 1.505% 1/04/18	2,000,000	1,999,441
Schlumberger Holdings Corp. (a) 1.496% 1/29/18	6,500,000	6,490,032
Sempra Energy Holdings (a) 1.545% 1/08/18	4,000,000	3,998,121
Southern Co. Gas Capital (a) 1.981% 1/26/18	4,000,000	3,994,571
Suncor Energy, Inc. (a) 1.547% 1/12/18	4,000,000	3,997,346

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TELUS Corp. (a) 1.547% 2/01/18	$4,000,000	$3,993,378
Thomson Reuters Corp. (a) 1.597% 1/31/18	4,000,000	3,993,466
Time Warner, Inc. (a) 1.979% 1/04/18	2,000,000	1,999,441
Transcanada Pipelines Ltd. (a) 1.550% 1/09/18	4,000,000	3,997,928
Walgreens Boots Alliance, Inc. 1.619% 2/20/18	4,000,000	3,989,606
Westpac Securities New Zealand Ltd. (a) 1.664% 8/10/18	1,115,000	1,102,061
Xcel Energy, Inc. (a) 1.717% 4/23/18	4,000,000	3,973,780

		114,760,270

Time Deposit — 0.0%
Euro Time Deposit 0.120% 1/02/18	128,137	128,137

TOTAL SHORT-TERM INVESTMENTS (Cost $114,911,935)		114,888,407

TOTAL INVESTMENTS — 178.2% (Cost $468,106,105) (i)		471,747,422

Other Assets/(Liabilities) — (78.2)%		(207,073,974)

NET ASSETS — 100.0%		$264,673,448

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $192,040,363 or 72.56% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2017.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $794,437 or 0.30% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At December 31, 2017, these securities amounted to a value of $794,437 or 0.30% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(h)	A portion of this security is pledged/held as collateral for open futures contracts and swap agreements. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Swaptions contracts at December 31, 2017:

Purchased Swaptions

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	6,970,000	USD	6,970,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$348,446	$338,807	$(9,639)

Put
Barclays Bank PLC	14,190,000	USD	14,190,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$709,401	$670,638	$(38,763)

							$1,057,847	$1,009,445	$(48,402)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Short
U.S. Treasury Note 5 Year	3/29/18	17	$(1,970,492)	$(4,297)
U.S. Treasury Note 10 Year	3/20/18	22	(2,737,453)	8,422

				$4,125

The Fund had the following open Swap agreements at December 31, 2017:

Swaps

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,220,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(179,261)	$752	$(178,509)
Goldman Sachs International	USD	730,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(43,595)	(63,218)	(106,813)
Goldman Sachs International	USD	260,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(17,212)	(20,831)	(38,043)
JP Morgan Chase Bank N.A.	USD	520,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(76,726)	640	(76,086)

							$(316,794)	$(82,657)	$(399,451)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs International	USD	6,700,000	1/13/18	Pay at Maturity	1.295%	USA-CPI-U	$78,915	$-	$78,915
JP Morgan Chase Bank N.A.	USD	6,500,000	2/17/18	Pay at Maturity	1.033%	USA-CPI-U	129,687	-	129,687
Bank of America N.A.	USD	5,900,000	2/16/19	Pay at Maturity	2.195%	USA-CPI-U	(27,719)	-	(27,719)
Bank of America N.A.	USD	5,300,000	10/31/19	Pay at Maturity	2.09%	USA-CPI-U	8,887	-	8,887
Bank of America N.A.	USD	5,300,000	11/20/19	Pay at Maturity	2.013%	USA-CPI-U	3,817	-	3,817
JP Morgan Chase Bank N.A.	USD	10,600,000	12/20/19	Pay at Maturity	1.910%	USA-CPI-U	18,267	-	18,267

							$211,854	$-	$211,854

Collateral for swap agreements held by Goldman Sachs International amounted to $259,090 in securities, at December 31, 2017.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

The Fund had the following open Reverse Repurchase agreements at December 31, 2017:

Description	Value	Value Including Accrued Interest
Agreement with BNP Paribas SA, dated 11/03/17, 1.430%, to be repurchased on demand until 2/02/18 at value plus accrued interest.	$25,985,000	$26,043,833
Agreement with Daiwa Securities, dated 11/06/17, 1.430%, to be repurchased on demand until 2/06/18 at value plus accrued interest.	33,730,000	33,800,734
Agreement with Goldman Sachs & Co., dated 11/03/17, 1.450%, to be repurchased on demand until 1/31/18 at value plus accrued interest.	53,670,067	53,792,004
Agreement with HSBC Bank USA Inc., dated 12/05/17, 1.520%, to be repurchased on demand until 3/06/18 at value plus accrued interest.	59,121,500	59,184,257
Agreement with Morgan Stanley & Co. LLC, dated 10/04/17, 1.360%, to be repurchased on demand until 1/03/18 at value plus accrued interest.	32,122,500	32,228,076

	$204,629,067	$205,048,904

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Financial — 0.3%
Insurance — 0.3%
The Allstate Corp. 5.100%, 3 mo. USD LIBOR + 3.165%, VRN	130,000	$3,411,200

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,411,200

TOTAL EQUITIES (Cost $3,250,000)		3,411,200

	Principal Amount
BONDS & NOTES — 99.4%

CORPORATE DEBT — 35.9%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$1,338,000	1,534,630

Aerospace & Defense — 0.1%
United Technologies Corp. 6.125% 7/15/38	465,000	616,456

Agriculture — 0.3%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,145,000	1,094,241
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,145,000	1,168,887
Reynolds American, Inc. 5.850% 8/15/45	600,000	749,262

		3,012,390

Airlines — 0.7%
American Airlines Group, Inc. (a) 5.500% 10/01/19	5,749,000	5,907,097
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	232,415	237,382
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,547,055	1,605,689
WestJet Airlines Ltd. (a) 3.500% 6/16/21	807,000	814,523

		8,564,691

Auto Manufacturers — 0.7%
Ford Motor Co. 5.291% 12/08/46	500,000	544,104
Ford Motor Credit Co. LLC 2.681% 1/09/20	1,265,000	1,268,052

	Principal Amount	Value
Ford Motor Credit Co. LLC 4.375% 8/06/23	$336,000	$353,809
General Motors Co. 4.200% 10/01/27	1,290,000	1,336,711
General Motors Co. 5.150% 4/01/38	785,000	836,930
General Motors Financial Co., Inc. 3.500% 11/07/24	1,865,000	1,861,189
Hyundai Capital America (a) 2.550% 2/06/19	1,150,000	1,147,978
Hyundai Capital America (a) 2.875% 8/09/18	910,000	911,895

		8,260,668

Auto Parts & Equipment — 0.1%
Lear Corp. 5.375% 3/15/24	560,000	592,338

Banks — 4.3%
Associated Banc-Corp. 2.750% 11/15/19	1,080,000	1,083,669
Associated Banc-Corp. 4.250% 1/15/25	2,280,000	2,347,604
Banco Santander SA 3.125% 2/23/23	1,800,000	1,790,840
Banco Santander SA 4.250% 4/11/27	1,800,000	1,866,041
Bank of America Corp. 4.183% 11/25/27	2,880,000	3,007,487
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	1,575,000	1,708,136
Bank of America Corp. 7.750% 5/14/38	555,000	831,604
Bank of Montreal VRN (b) 3.803% 12/15/32	1,460,000	1,443,400
The Bank of Nova Scotia 4.500% 12/16/25	1,235,000	1,299,166
The Bank of Nova Scotia VRN (b) 4.650% 3/29/67	1,150,000	1,143,158
Barclays PLC 4.337% 1/10/28	1,600,000	1,655,944
BPCE SA (a) 3.500% 10/23/27	2,500,000	2,459,978
Citigroup, Inc. 3.875% 3/26/25	3,796,000	3,885,770
Citigroup, Inc. 8.125% 7/15/39	225,000	359,759
Credit Suisse Group AG (a) 4.282% 1/09/28	1,250,000	1,303,250
First Horizon National Corp. 3.500% 12/15/20	4,280,000	4,370,655
First Republic Bank 4.375% 8/01/46	3,990,000	4,079,071

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Fulton Financial Corp. 3.600% 3/16/22	$1,485,000	$1,490,909
The Goldman Sachs Group, Inc. 5.950% 1/15/27	1,333,000	1,557,175
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	592,943
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	756,333
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,800,000	1,804,604
JP Morgan Chase & Co. 3.625% 12/01/27	1,135,000	1,147,230
SVB Financial Group 3.500% 1/29/25	2,860,000	2,866,839
SVB Financial Group 5.375% 9/15/20	515,000	550,418
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	2,955,000	2,999,384
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,830,517

		50,231,884

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	4,325,000	5,012,628
Molson Coors Brewing Co. 4.200% 7/15/46	610,000	621,604

		5,634,232

Biotechnology — 0.5%
Amgen, Inc. 5.150% 11/15/41	800,000	960,085
Baxalta, Inc. 5.250% 6/23/45	1,070,000	1,247,010
Celgene Corp. 3.450% 11/15/27	2,280,000	2,278,301
Celgene Corp. 4.350% 11/15/47	1,850,000	1,921,649

		6,407,045

Building Materials — 0.5%
Standard Industries, Inc. (a) 5.000% 2/15/27	2,966,000	3,032,735
Standard Industries, Inc. (a) 5.375% 11/15/24	1,612,000	1,685,024
Standard Industries, Inc. (a) 5.500% 2/15/23	1,207,000	1,258,297

		5,976,056

Chemicals — 0.6%
Ashland, Inc. 6.875% 5/15/43	406,000	450,660
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	1,130,000	1,197,004

	Principal Amount	Value
Monsanto Co. 4.400% 7/15/44	$625,000	$665,967
The Mosaic Co. 3.250% 11/15/22	1,115,000	1,105,246
The Mosaic Co. 4.050% 11/15/27	1,140,000	1,142,989
RPM International, Inc. 3.750% 3/15/27	705,000	713,379
The Sherwin-Williams Co. 4.500% 6/01/47	685,000	748,941
The Sherwin-Williams Co. (a) 7.250% 6/15/19	650,000	694,906

		6,719,092

Commercial Services — 0.3%
The ADT Corp. 6.250% 10/15/21	3,100,000	3,394,500
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	448,084

		3,842,584

Computers — 0.8%
Dell International LLC/EMC Corp. (a) 6.020% 6/15/26	535,000	589,901
DXC Technology Co. 2.875% 3/27/20	575,000	577,797
DXC Technology Co. 4.750% 4/15/27	1,750,000	1,860,971
Leidos Holdings, Inc. 4.450% 12/01/20	6,280,000	6,515,500

		9,544,169

Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	1,725,000	1,811,627
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,320,000	2,345,980
Aircastle Ltd. 5.000% 4/01/23	1,700,000	1,791,375
Ally Financial, Inc. 3.250% 11/05/18	2,985,000	2,992,463
Ally Financial, Inc. 4.750% 9/10/18	2,110,000	2,136,375
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,380,000	2,289,441
Brookfield Finance LLC 4.000% 4/01/24	2,930,000	3,033,214
Discover Financial Services 4.100% 2/09/27	1,710,000	1,751,607
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	2,295,000	2,280,969
International Lease Finance Corp. 6.250% 5/15/19	415,000	434,880

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lazard Group LLC 3.625% 3/01/27	$1,209,000	$1,206,501
Legg Mason, Inc. 5.625% 1/15/44	1,161,000	1,294,371
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (a) 4.500% 3/15/27	1,080,000	1,135,944

		24,504,747

Electric — 2.0%
The Cleveland Electric Illuminating Co. (a) 3.500% 4/01/28	925,000	926,010
Duke Energy Corp. 3.750% 9/01/46	1,340,000	1,325,141
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	47,312
EDP Finance BV (a) 3.625% 7/15/24	2,610,000	2,628,594
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,125,685
Infraestructura Energetica Nova SAB de CV (a) 3.750% 1/14/28	795,000	784,267
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,085,000	4,125,850
IPALCO Enterprises, Inc. (a) 3.700% 9/01/24	1,040,000	1,039,055
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	1,370,000	1,427,376
Majapahit Holding BV (a) 7.750% 1/20/20	1,335,000	1,460,223
Nevada Power Co., Series N 6.650% 4/01/36	1,000,000	1,389,761
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	196,651
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	998,331
Pennsylvania Electric Co. (a) 4.150% 4/15/25	2,090,000	2,188,163
Progress Energy, Inc. 7.000% 10/30/31	505,000	674,825
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,197,409
Transelec SA (a) 4.625% 7/26/23	1,250,000	1,329,673
Tri-State Pass-Through Trust, Series 2003, Class A (a) 6.040% 1/31/18	77,455	77,672

		23,941,998

Electronics — 0.6%
Arrow Electronics, Inc. 3.250% 9/08/24	945,000	925,991

	Principal Amount	Value
Arrow Electronics, Inc. 3.875% 1/12/28	$970,000	$967,092
Arrow Electronics, Inc. 4.500% 3/01/23	135,000	141,999
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	797,777
Avnet, Inc. 3.750% 12/01/21	135,000	136,942
Avnet, Inc. 4.875% 12/01/22	944,000	1,003,546
FLIR Systems, Inc. 3.125% 6/15/21	1,360,000	1,370,062
Ingram Micro, Inc. STEP 5.450% 12/15/24	1,381,000	1,371,588
Tech Data Corp. 3.700% 2/15/22	810,000	812,512

		7,527,509

Engineering & Construction — 0.4%
SBA Tower Trust (a) 3.156% 10/10/45	1,500,000	1,511,250
SBA Tower Trust (a) 2.877% 7/10/46	1,350,000	1,339,875
SBA Tower Trust (a) 3.168% 4/09/47	1,840,000	1,831,612

		4,682,737

Foods — 0.2%
Kraft Heinz Foods Co. 3.000% 6/01/26	1,895,000	1,823,521

Gas — 0.2%
Spire, Inc. 4.700% 8/15/44	2,000,000	2,220,297

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,200,950

Health Care – Products — 0.5%
Abbott Laboratories 3.750% 11/30/26	780,000	800,956
Abbott Laboratories 4.900% 11/30/46	725,000	831,210
Becton Dickinson & Co. 3.363% 6/06/24	1,595,000	1,599,456
Becton Dickinson & Co. 4.685% 12/15/44	800,000	874,797
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	1,450,000	1,454,575

		5,560,994

Health Care – Services — 0.3%
Humana, Inc. 3.950% 3/15/27	1,565,000	1,620,377
Humana, Inc. 4.800% 3/15/47	780,000	879,481

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UnitedHealth Group, Inc. 6.875% 2/15/38	$875,000	$1,269,122

		3,768,980

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,767,000	3,865,884

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	515,000	507,393

Insurance — 2.7%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,270,000	2,476,570
American International Group, Inc. 4.500% 7/16/44	1,200,000	1,292,522
AmTrust Financial Services, Inc. 6.125% 8/15/23	2,965,000	2,847,883
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,341,380
Athene Global Funding (a) 3.000% 7/01/22	2,240,000	2,217,092
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	657,795
AXIS Specialty Finance PLC 4.000% 12/06/27	1,585,000	1,592,147
Brown & Brown, Inc. 4.200% 9/15/24	450,000	471,719
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 3.609% 3/29/67	411,000	407,918
CNA Financial Corp. 3.450% 8/15/27	1,095,000	1,079,076
CNO Financial Group, Inc. 4.500% 5/30/20	1,763,000	1,815,890
CNO Financial Group, Inc. 5.250% 5/30/25	2,164,000	2,283,020
Enstar Group Ltd. 4.500% 3/10/22	890,000	906,430
Five Corners Funding Trust (a) 4.419% 11/15/23	1,465,000	1,569,936
Reinsurance Group of America, Inc. 3.950% 9/15/26	1,990,000	2,033,804
Trinity Acquisition PLC 3.500% 9/15/21	1,600,000	1,631,201
Trinity Acquisition PLC 4.400% 3/15/26	500,000	528,794
USF&G Capital I (a) 8.500% 12/15/45	1,015,000	1,489,446
Willis North America, Inc. 7.000% 9/29/19	706,000	757,159
XLIT Ltd. 4.450% 3/31/25	1,275,000	1,304,074

	Principal Amount	Value
XLIT Ltd. 5.750% 10/01/21	$1,140,000	$1,251,195
XLIT Ltd. 6.375% 11/15/24	1,490,000	1,735,718

		31,690,769

Internet — 0.5%
Amazon.com, Inc. (a) 4.050% 8/22/47	1,805,000	1,945,279
Expedia, Inc. 7.456% 8/15/18	3,420,000	3,527,290

		5,472,569

Investment Companies — 0.9%
Ares Capital Corp. 3.500% 2/10/23	3,040,000	2,994,923
Ares Capital Corp. 3.875% 1/15/20	1,785,000	1,816,536
FS Investment Corp. 4.000% 7/15/19	2,720,000	2,752,245
TCP Capital Corp. 4.125% 8/11/22	2,810,000	2,765,750

		10,329,454

Iron & Steel — 0.8%
ArcelorMittal 5.125% 6/01/20	2,375,000	2,481,875
ArcelorMittal STEP 5.750% 8/05/20	2,241,000	2,364,255
ArcelorMittal STEP 6.750% 2/25/22	755,000	839,938
Reliance Steel & Aluminum Co. 4.500% 4/15/23	292,000	307,795
Vale Overseas Ltd. 5.875% 6/10/21	2,775,000	3,021,975
Vale Overseas Ltd. 6.875% 11/21/36	600,000	735,000

		9,750,838

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,595,000	1,606,963
CNH Industrial Capital LLC 3.625% 4/15/18	902,000	906,672
CNH Industrial Capital LLC 3.875% 10/15/21	2,870,000	2,920,340

		5,433,975

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	2,005,000	2,042,375
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	1,525,000	1,591,108

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	$1,655,000	$1,929,614
Comcast Corp. 3.400% 7/15/46	1,450,000	1,371,926
Discovery Communications LLC 5.000% 9/20/37	975,000	1,010,191
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	785,919
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	251,165
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	389,173
Time Warner, Inc. 6.250% 3/29/41	15,000	18,525
Viacom, Inc. 4.250% 9/01/23	738,000	753,488

		10,143,484

Mining — 0.7%
Anglo American Capital PLC (a) 3.625% 9/11/24	650,000	646,887
Glencore Funding LLC (a) 3.000% 10/27/22	825,000	816,956
Glencore Funding LLC (a) 3.875% 10/27/27	950,000	937,422
Glencore Funding LLC (a) 4.625% 4/29/24	2,310,000	2,438,898
Kinross Gold Corp. (a) 4.500% 7/15/27	996,000	1,002,225
Kinross Gold Corp. 5.125% 9/01/21	2,200,000	2,293,500

		8,135,888

Miscellaneous – Manufacturing — 0.1%
General Electric Corp. 6.875% 1/10/39	429,000	618,185

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.625% 9/15/20	830,000	821,700
Pitney Bowes, Inc. STEP 3.625% 10/01/21	3,050,000	2,836,500

		3,658,200

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	109,439

Oil & Gas — 2.3%
Andeavor 3.800% 4/01/28	780,000	781,864
Andeavor 4.500% 4/01/48	495,000	500,609

	Principal Amount	Value
Antero Resources Corp. 5.375% 11/01/21	$2,975,000	$3,049,375
Cenovus Energy, Inc. 3.000% 8/15/22	1,225,000	1,217,359
Cenovus Energy, Inc. 4.250% 4/15/27	1,825,000	1,820,604
Continental Resources, Inc. (a) 4.375% 1/15/28	1,556,000	1,536,083
Encana Corp. 6.500% 5/15/19	1,220,000	1,281,908
Encana Corp. 6.500% 2/01/38	530,000	668,831
EQT Corp. 3.900% 10/01/27	2,995,000	2,977,426
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	1,415,000	1,489,499
Marathon Petroleum Corp. 4.750% 9/15/44	625,000	653,018
Marathon Petroleum Corp. 6.500% 3/01/41	1,060,000	1,328,547
Nabors Industries, Inc. 5.500% 1/15/23	1,335,000	1,294,950
Newfield Exploration Co. 5.750% 1/30/22	1,175,000	1,254,313
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	1,150,000	1,196,000
Petroleos Mexicanos 3.125% 1/23/19	395,000	396,975
Petroleos Mexicanos 3.500% 1/30/23	650,000	636,350
Petroleos Mexicanos 4.625% 9/21/23	550,000	565,813
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,793,090
Petroleos Mexicanos 6.375% 1/23/45	640,000	643,424
Petroleos Mexicanos (a) 6.500% 3/13/27	295,000	322,435
Petroleos Mexicanos 6.625% 6/15/38	202,000	210,080
QEP Resources, Inc. 6.875% 3/01/21	1,675,000	1,809,000

		27,427,553

Oil & Gas Services — 0.2%
National Oilwell Varco, Inc. 3.950% 12/01/42	1,423,000	1,255,095
Weatherford International Ltd. 6.000% 3/15/18	725,000	725,870

		1,980,965

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.4%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	$3,485,000	$3,434,058
Brambles USA, Inc. (a) 4.125% 10/23/25	926,000	960,328
Brambles USA, Inc. (a) 5.350% 4/01/20	685,000	720,781

		5,115,167

Pharmaceuticals — 0.8%
AbbVie, Inc. 4.700% 5/14/45	1,115,000	1,250,221
Allergan Funding SCS 4.750% 3/15/45	1,395,000	1,485,056
Express Scripts Holding Co. 4.500% 2/25/26	1,150,000	1,220,389
Express Scripts Holding Co. 4.800% 7/15/46	1,105,000	1,175,486
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	405,000	398,145
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	625,000	607,248
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	2,519,000	2,301,032
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	510,000	388,367

		8,825,944

Pipelines — 2.8%
Alliance Pipeline LP (a) 6.996% 12/31/19	256,245	262,360
Andeavor Logistics LP VRN (b) 6.875% 12/31/99	1,505,000	1,527,876
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	440,000	439,165
Energy Transfer LP 4.200% 4/15/27	1,025,000	1,019,672
Energy Transfer LP 6.125% 12/15/45	885,000	961,037
Energy Transfer Partners LP VRN (b) 6.250% 12/31/99	2,310,000	2,243,588
EnLink Midstream Partners LP 4.150% 6/01/25	675,000	682,041
EnLink Midstream Partners LP 4.850% 7/15/26	996,000	1,043,677
Enterprise Products Operating LLC 5.700% 2/15/42	205,000	247,913
Enterprise Products Operating LLC 5.950% 2/01/41	630,000	777,580

	Principal Amount	Value
Enterprise Products Operating LLC 6.125% 10/15/39	$152,000	$191,212
Kinder Morgan Energy Partners LP 6.375% 3/01/41	400,000	464,946
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	668,227
Kinder Morgan Energy Partners LP 6.550% 9/15/40	535,000	625,485
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	80,818
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	3,906,856
Magellan Midstream Partners LP 5.150% 10/15/43	1,060,000	1,199,023
MPLX LP 4.875% 6/01/25	2,318,000	2,484,246
MPLX LP 5.200% 3/01/47	240,000	263,382
MPLX LP 5.500% 2/15/23	890,000	915,881
Phillips 66 Partners LP 3.750% 3/01/28	815,000	815,372
Phillips 66 Partners LP 4.680% 2/15/45	172,000	176,667
Plains All American Pipeline LP VRN (b) 6.125% 12/31/99	2,290,000	2,286,565
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	1,163,000	1,169,777
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,300,000	1,317,810
Plains All American Pipeline LP/PAA Finance Corp. 4.700% 6/15/44	650,000	607,654
Sabine Pass Liquefaction LLC (a) 4.200% 3/15/28	1,545,000	1,563,200
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	1,370,000	1,343,354
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	500,000	493,449
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	624,000	662,045
Western Gas Partners LP 4.000% 7/01/22	2,010,000	2,050,555

		32,491,433

Private Equity — 0.2%
Hercules Capital, Inc. 4.625% 10/23/22	2,820,000	2,859,305

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.9%
American Tower Corp. 4.400% 2/15/26	$1,000,000	$1,051,585
Crown Castle International Corp. 3.200% 9/01/24	1,585,000	1,568,565
Crown Castle International Corp. 4.000% 3/01/27	775,000	792,381
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,385,000	1,363,640
Host Hotels & Resorts LP 3.875% 4/01/24	1,560,000	1,587,158
Kimco Realty Corp. 3.300% 2/01/25	945,000	937,633
Mid-America Apartments LP 3.600% 6/01/27	1,090,000	1,091,859
UDR, Inc. 3.500% 7/01/27	1,405,000	1,404,675
Weingarten Realty Investors 3.250% 8/15/26	580,000	556,676

		10,354,172

Retail — 1.3%
CVS Health Corp. 6.125% 9/15/39	895,000	1,124,812
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,023,440	2,306,616
Dollar Tree, Inc. 5.750% 3/01/23	3,240,000	3,393,900
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,975,000	2,989,875
The Home Depot, Inc. 4.250% 4/01/46	1,484,000	1,657,326
QVC, Inc. 3.125% 4/01/19	1,075,000	1,079,012
QVC, Inc. 4.375% 3/15/23	1,140,000	1,169,002
QVC, Inc. 5.125% 7/02/22	750,000	793,216
Tiffany & Co. 4.900% 10/01/44	1,140,000	1,150,717

		15,664,476

Semiconductors — 0.1%
QUALCOMM, Inc. 4.300% 5/20/47	1,380,000	1,390,220

Software — 0.4%
Microsoft Corp. 4.450% 11/03/45	2,260,000	2,648,938
Oracle Corp. 4.000% 7/15/46	1,720,000	1,830,099

		4,479,037

	Principal Amount	Value
Telecommunications — 2.1%
AT&T, Inc. 3.400% 8/14/24	$1,975,000	$1,985,140
AT&T, Inc. 3.800% 3/01/24	1,635,000	1,674,420
AT&T, Inc. 3.900% 8/14/27	1,810,000	1,822,094
AT&T, Inc. 4.750% 5/15/46	1,970,000	1,926,753
AT&T, Inc. 4.900% 8/14/37	600,000	607,557
AT&T, Inc. 5.250% 3/01/37	1,275,000	1,348,470
CenturyLink, Inc. 6.150% 9/15/19	760,000	786,600
Crown Castle Towers LLC (a) 6.113% 1/15/40	940,000	990,894
Embarq Corp. 7.995% 6/01/36	200,000	194,500
Ericsson LM 4.125% 5/15/22	3,025,000	3,046,237
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,100,000	1,149,500
Sprint Communications, Inc. 9.250% 4/15/22	2,500,000	2,981,250
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	1,510,000	1,518,692
Verizon Communications, Inc. 4.125% 3/16/27	1,185,000	1,235,615
Verizon Communications, Inc. 4.862% 8/21/46	1,906,000	1,985,334
Verizon Communications, Inc. 6.550% 9/15/43	996,000	1,300,199

		24,553,255

Toys, Games & Hobbies — 0.1%
Mattel, Inc. 1.700% 3/15/18	1,760,000	1,753,400

Transportation — 0.3%
Asciano Finance Ltd. (a) 4.625% 9/23/20	845,000	873,408
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,650,000	1,660,496
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,340,000	1,494,100

		4,028,004

Trucking & Leasing — 0.4%
DAE Funding LLC (a) 4.000% 8/01/20	1,037,000	1,047,370
Park Aerospace Holdings Ltd. (a) 4.500% 3/15/23	1,550,000	1,480,250

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Aerospace Holdings Ltd. (a) 5.250% 8/15/22	$2,050,000	$2,037,187

		4,564,807

TOTAL CORPORATE DEBT (Cost $411,094,202)		421,371,784

MUNICIPAL OBLIGATIONS — 0.6%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,050,000	3,413,987
New York City Water & Sewer System 5.882% 6/15/44	390,000	539,530
State of California BAB 7.550% 4/01/39	505,000	794,673
State of California BAB 7.600% 11/01/40	1,510,000	2,411,364

		7,159,554

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,516,974)		7,159,554

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.6%
Automobile ABS — 0.7%
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	98,258	98,183
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	90,783	90,741
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	2,500,000	2,492,292
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.950% 7/15/20	580,001	582,995
Oscar US Funding Trust V, Series 2016-2A, Class A4 (a) 2.990% 12/15/23	4,000,000	3,983,428
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	830,000	832,751

		8,080,390

Commercial MBS — 1.1%
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN (b) 6.184% 2/10/51	669,281	669,005
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,286,582

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class B, VRN (b) 4.183% 5/10/48	$1,200,000	$1,214,352
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN (b) 4.254% 5/10/48	1,050,000	1,034,448
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	1,100,000	1,131,808
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (a) (b) 5.471% 11/10/46	860,000	923,456
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (b) 5.767% 7/10/38	1,487,247	1,502,072
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	854,903
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (a) (b) 5.200% 6/15/44	825,000	869,749
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (b) 5.476% 8/15/39	197,207	196,760
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,659,505
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN (b) 5.997% 6/15/45	183,638	184,616
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (b) 6.011% 2/15/51	926,431	929,165
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	141,392	143,127

		13,599,548

Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.452% 2/25/35	773,329	729,901
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 2.272% 3/25/35	650,371	651,686

		1,381,587

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 16.0%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.677% 3/15/42	$646,400	$619,102
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	553,918	546,981
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 3.053% 1/25/35	889,338	886,032
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (a) 2.463% 7/20/26	2,950,000	2,954,921
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.839% 10/15/28	2,850,000	2,873,789
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	2,156,000	2,201,989
ARL Second LLC, Series 2014-1A, Class A1 (a) 2.920% 6/15/44	820,406	808,817
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.474% 1/18/25	1,620,000	1,624,193
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.841% 8/05/27	4,225,000	4,237,705
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.564% 7/20/30	2,660,000	2,668,156
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.539% 7/15/26	2,415,000	2,423,052
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	1,620,313	1,605,278
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.784% 7/18/27	2,855,000	2,868,447
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,514,794	1,518,157

	Principal Amount	Value
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (a) 2.940% 5/25/29	$1,113,023	$1,101,070
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	1,100,000	1,100,493
Capital Automotive REIT, Series 2017-1A, Class A2 (a) 4.180% 4/15/47	953,600	968,841
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220%, FRN (a) 2.633% 8/14/30	3,900,000	3,915,783
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	277,550	276,509
CBAM Ltd., Series 2017-3A, Class A, FRN (a) (b) 2.599% 10/17/29	2,480,000	2,482,500
CIFC Funding V Ltd., Series 2017-5A, Class A1, FRN (a) (b) 2.543% 11/16/30	2,100,000	2,100,691
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,183,132	1,186,995
Clear Creek CLO Ltd., Series 2015-1A, Class AR, FRN (a) (b) 2.563% 10/20/30	2,120,000	2,134,365
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	1,249,305	1,243,074
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	503,124	504,327
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.012% 9/25/34	220,893	220,092
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	723,148	718,348
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	304,857	304,571
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	733,296	726,312
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	2,601,204	2,560,790
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	3,506,600	3,524,678

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 (a) 4.118% 7/25/47	$668,325	$682,621
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,693,750	3,769,273
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	308,777	305,479
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	94,231	94,426
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	497,443	485,647
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,326,817	1,347,446
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	672,052	670,539
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,878,916	2,935,736
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3, 1 mo. USD LIBOR + .720%, FRN 2.272% 3/25/35	128,676	128,743
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.813% 7/20/27	3,170,000	3,173,300
Global Container Assets Ltd., Series 2015-1A, Class A2 (a) 3.450% 2/05/30	1,279,785	1,256,418
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	329,167	326,777
Global SC Finance IV Ltd., Series 2017-1A, Class A (a) 3.850% 4/15/37	1,675,458	1,702,032
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, FRN (a) (b) 2.724% 11/28/30	2,250,000	2,256,779
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.517% 4/25/25	3,521,435	3,522,168
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	2,707,026	2,699,934

	Principal Amount	Value
Goodgreen Trust, Series 2017-1A, Class A (a) 3.740% 10/15/52	$1,247,371	$1,238,605
GSAMP Trust, Series 2005-HE5, Class M1, 1 mo. USD LIBOR + .420%, FRN 1.972% 11/25/35	73,862	73,862
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 2.197% 4/25/35	131,387	132,002
Helios Issuer LLC, Series 2017-1A, Class A (a) 4.940% 9/20/49	1,662,390	1,703,453
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	380,143	380,499
Hero Funding, Series 2017-3A, Class A1 (a) 3.190% 9/20/48	1,521,479	1,517,327
HERO Funding Trust, Series 2016-3A, Class A1 (a) 3.080% 9/20/42	1,795,373	1,771,875
HERO Funding Trust, Series 2017-2A, Class A1 (a) 3.280% 9/20/48	487,153	485,218
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	1,714,235	1,742,126
HERO Funding Trust, Series 2017-2A, Class A2 (a) 4.070% 9/20/48	391,659	399,416
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	301,814	299,733
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (a) 3.870% 3/15/58	756,958	784,396
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (a) 4.300% 1/15/42	2,564,167	2,606,421
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.509% 7/15/25	1,059,544	1,061,011
Lendmark Funding Trust, Series 2017-1A, Class A (a) 2.830% 12/22/25	1,250,000	1,246,733
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 2.347% 2/25/35	284,853	285,625
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.377% 6/25/35	732,254	732,839

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marble Point CLO XI Ltd., Series 2017-2A, Class A, FRN (a) (b) 2.793% 12/18/30	$2,000,000	$2,000,792
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	678,790	679,992
Marlette Funding Trust, Series 2017-2A, Class B (a) 3.190% 7/15/24	970,000	971,933
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	426,529	426,003
Milos CLO Ltd., Series 2017-1A, Class A, FRN (a) (b) 2.613% 10/20/30	940,000	943,532
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,005,152	1,005,973
Mosaic Solar Loans LLC, Series 2017-2A, Class A (a) 3.820% 9/20/42	1,067,298	1,071,357
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	527,683	538,400
MP CLO III Ltd., Series 2013-1A, Class AR, FRN (a) (b) 2.613% 10/20/30	1,850,000	1,863,855
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	1,090,683	1,072,463
MVW Owner Trust, Series 2017-1A, Class A (a) 2.420% 12/20/34	576,777	571,505
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	857,603	852,919
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	16,149	16,142
NP SPE II LLC, Series 2017-1A, Class A2 (a) 4.219% 10/21/47	2,190,000	2,227,469
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (a) 2.833% 10/16/51	10,300,000	10,116,712
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.483% 4/20/25	2,119,710	2,122,809
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	970,000	973,586

	Principal Amount	Value
Oportun Funding VI LLC, Series 2017-A, Class A (a) 3.230% 6/08/23	$1,880,000	$1,870,602
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	268,448	264,710
Orange Lake Timeshare Trust, Series 2016-A, Class B (a) 2.910% 3/08/29	1,066,093	1,048,340
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	410,078	407,808
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	1,500,000	1,505,694
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (a) 2.776% 2/20/30	700,000	705,300
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + ..400%, FRN 1.952% 10/25/35	4,954	4,954
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (a) 2.070% 3/20/30	278,407	276,402
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	260,303	258,882
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	1,480,271	1,487,370
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	6,589,446	6,605,852
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	2,430,677	2,442,737
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	3,249,696	3,268,658
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	2,682,667	2,699,821
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,100,000	1,103,088
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,214,861	1,222,395
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.750% 11/15/49	4,200,000	4,194,751

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	$363,321	$360,345
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (a) 4.190% 1/15/71	1,946,350	1,942,013
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.533% 10/17/26	2,808,000	2,816,298
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,616,875	2,653,555
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	2,371,519	2,432,042
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.839% 10/13/29	2,340,000	2,380,360
Trinity Rail Leasing LLC, Series 2013-1A, Class A (a) 3.898% 7/15/43	761,033	764,738
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (a) 2.709% 8/15/47	586,057	583,766
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 (a) 3.736% 8/15/47	820,000	812,367
Triton Container Finance IV LLC, Series 2017-2A, Class A (a) 3.620% 8/20/42	3,279,216	3,282,712
Triton Container Finance VI LLC, Series 2017-1A, Class A (a) 3.520% 6/20/42	895,188	882,259
WAVE Trust, Series 2017-1A, Class A (a) 3.844% 11/15/42	3,924,720	3,932,962
WAVE Trust, Series 2017-1A, Class C (a) 6.656% 11/15/42	2,628,346	2,628,267
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,519,000	3,524,331
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	2,282,463	2,336,513
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	3,128,000	3,186,241
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	1,405,522	1,402,884

		187,468,976

	Principal Amount	Value
Student Loans ABS — 11.3%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.428% 12/27/44	$1,350,000	$1,348,397
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 1.495% 11/22/24	276,904	276,903
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.550% 7/01/38	413,287	389,637
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 1.182% 1/25/47	875,000	709,948
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (a) 3.070% 10/25/44	4,671,365	4,718,079
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.238% 10/27/31	274,930	280,801
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.552% 4/25/40	784,251	782,213
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	1,710,807	1,692,660
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (a) 3.020% 5/25/34	1,385,434	1,378,445
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 3.402% 10/27/36	3,037,936	3,084,610
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.752% 12/27/66	2,884,641	2,917,885
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.902% 7/26/66	3,875,058	3,910,863
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $3,624,618), FRN (a) (b) (c) (d) (e) 3.350% 12/01/47	3,650,000	3,624,618
Education Loan Asset-Backed Trust I, Series 2003-1, Class A2, 28 day ARS, FRN (a) 1.016% 2/01/43	1,300,000	1,219,092

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (a) 2.861% 8/01/43	$1,950,000	$1,807,580
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 1.120% 1/01/44	600,000	525,501
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 1.288% 1/01/44	600,000	512,587
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX (a) 3.020% 8/25/42	1,190,000	1,172,176
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 2.078% 2/25/39	3,300,000	3,211,019
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 2.252% 2/25/70	3,542,372	3,553,264
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (a) (b) 2.352% 7/26/66	2,029,456	2,036,450
Navient Student Loan Trust, Series 2017-4A, Class A3, 1 mo. USD LIBOR + 1.000%, FRN (a) 2.552% 9/27/66	2,600,000	2,624,802
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.602% 7/26/66	2,400,000	2,462,720
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 2.702% 7/26/66	6,000,000	6,142,771
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.802% 6/25/65	3,139,181	3,214,464
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.852% 3/25/66	13,200,000	13,572,760
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.052% 10/25/58	1,200,000	1,199,998
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	1,154,821	1,139,883

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2005-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 1.477% 10/25/33	$1,187,088	$1,164,638
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.758% 3/23/37	1,293,968	1,280,150
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 2.182% 1/25/37	2,194,112	2,183,248
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.828% 5/26/54	1,200,000	1,091,686
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.828% 6/25/54	1,100,000	995,593
Nelnet Student Loan Trust, Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.052% 10/25/50	850,000	777,717
Nelnet Student Loan Trust, Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.052% 5/26/54	1,130,000	1,017,858
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 2.502% 11/25/65	2,974,597	2,979,918
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.529% 7/15/36	86,871	86,871
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.809% 7/15/36	1,700,000	1,618,742
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN 1.616% 2/15/45	2,094,367	1,929,539
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 1.659% 7/15/36	697,000	689,875
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 0.500% 3/15/28	800,000	800,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 0.500% 9/15/28	600,000	600,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 0.500% 6/17/30	$450,000	$450,000
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.507% 10/25/28	2,300,000	2,291,230
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.517% 1/25/28	2,600,000	2,319,036
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.577% 10/25/40	2,446,952	2,307,136
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.677% 1/25/55	1,812,469	1,643,238
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (a) 1.917% 10/25/64	4,950,000	4,896,071
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.828% 6/25/43	1,970,000	1,932,046
SLM Student Loan Trust, Series 2002-7, Class B, 28 day ARS, FRN 4.892% 12/15/39	3,800,000	3,797,391
SMB Private Education Loan Trust, Series 2016-B, Class A2A (a) 2.430% 2/17/32	1,750,000	1,719,439
SMB Private Education Loan Trust, Series 2016-A, Class A2A (a) 2.700% 5/15/31	3,250,000	3,231,606
SMB Private Education Loan Trust, Series 2017-A, Class B (a) 3.500% 6/17/41	1,800,000	1,738,000
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $3,376,500) (a) (c) (d) 0.000% 3/25/33	1,200	2,400,000
SoFi Professional Loan Program LLC, Series 2017-D, Class R1, (Acquired 7/19/17, Cost $2,630,190) (a) (c) (d) 0.000% 9/25/40	4,647,800	2,630,190
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	630,000	622,007
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	1,520,000	1,510,986
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (a) 2.740% 10/25/32	2,200,000	2,175,475

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.752% 6/25/33	$1,923,907	$1,955,204
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (a) (b) 3.440% 3/26/40	1,180,000	1,159,066
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 2.361% 1/03/33	2,030,000	2,009,573
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.861% 8/01/35	3,025,000	2,945,353
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850%, FRN 2.185% 10/01/46	2,000,000	1,993,884

		132,452,892

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN (b) 3.810% 8/25/34	198,436	199,739
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (b) 3.445% 2/25/34	83,853	86,062
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (b) 3.887% 9/25/33	32,845	30,592
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (b) 3.596% 8/25/34	33,472	33,711
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (b) 3.190% 8/25/34	194,911	189,986
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (a) (b) 3.500% 1/25/47	3,199,048	3,218,126
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (b) 3.525% 2/25/34	25,461	24,795
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (b) 3.588% 7/25/33	10,712	11,029
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (b) 3.500% 2/25/34	957	1,020

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (b) 3.494% 3/25/34	$134,532	$138,720
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.463% 4/25/44	330,498	332,937

		4,266,717

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $345,329,224)		347,250,110

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 6.125% 1/18/41	2,980,000	3,598,350
Mexico Government International Bond 4.750% 3/08/44	4,328,000	4,375,608
Mexico Government International Bond 6.750% 9/27/34	950,000	1,235,000

		9,208,958

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,551,708)		9,208,958

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 25.2%
Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	2,946,222	2,985,723
Series 4290, Class CA 3.500% 12/15/38	1,999,072	2,050,104
Series 2617, Class Z 5.500% 5/15/33	1,612,523	1,778,037
Series 2693, Class Z 5.500% 10/15/33	2,839,835	3,060,210
Series 3423, Class PB 5.500% 3/15/38	545,094	591,147
Series 2178, Class PB 7.000% 8/15/29	241,604	268,441
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	1,496,379	1,546,595
Series 2014-48, Class AB 4.000% 10/25/40	2,724,078	2,826,260

	Principal Amount	Value
Series 2007-32, Class Z 5.500% 4/25/37	$855,617	$929,156
Series 2010-60, Class HJ 5.500% 5/25/40	628,070	671,143
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	778,702	840,063

		17,546,879

Pass-Through Securities — 23.5%
Federal Home Loan Mortgage Corp.
Pool #Q41916 3.500% 7/01/46	1,821,072	1,885,948
Pool #Q42045 3.500% 7/01/46	768,304	795,674
Pool #Q44275 3.500% 11/01/46	1,480,079	1,532,807
Pool #Q44277 3.500% 11/01/46	444,071	458,712
Pool #Q52216 3.500% 11/01/47	5,302,272	5,449,742
Pool #V83655 3.500% 12/01/47	11,229,887	11,542,218
Pool #V83763 3.500% 12/01/47	13,160,801	13,526,836
Pool #Q52868 3.500% 12/01/47	5,600,000	5,755,750
Pool #Z40047 4.000% 10/01/41	304,406	320,899
Pool #Q47742 4.000% 4/01/47	1,404,664	1,485,817
Pool #Q47730 4.000% 4/01/47	1,672,409	1,769,029
Pool #V83764 4.000% 12/01/47	8,841,637	9,281,992
Pool #V83796 4.000% 12/01/47	16,700,000	17,500,426
Pool #Q52834 4.000% 12/01/47	1,520,000	1,592,853
Pool #C03537 4.500% 8/01/40	1,099,444	1,181,902
Pool #G06057 4.500% 10/01/40	1,256,198	1,347,665
Pool #G60485 4.500% 10/01/41	1,527,672	1,638,428
Pool #G60172 4.500% 9/01/43	1,634,309	1,757,648
Pool #Q48208 4.500% 5/01/47	1,242,466	1,325,749
Pool #Q48869 4.500% 6/01/47	8,609,572	9,163,813
Pool #C00836 7.000% 7/01/29	9,766	11,233

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C49314 7.000% 4/01/31	$4,818	$5,618
Pool #C51422 7.000% 5/01/31	1,824	2,118
Pool #C53034 7.000% 6/01/31	12,765	14,739
Pool #G01311 7.000% 9/01/31	51,868	60,065
Pool #G01317 7.000% 10/01/31	31,684	36,658
Pool #G00143 7.500% 6/01/23	420	462
Pool #C55867 7.500% 2/01/30	25,415	28,702
Pool #C41497 7.500% 9/01/30	117	137
Pool #C44830 7.500% 11/01/30	24	27
Pool #C45235 7.500% 12/01/30	15,872	18,432
Pool #C46038 7.500% 12/01/30	958	1,115
Pool #C01116 7.500% 1/01/31	1,086	1,271
Pool #C46309 7.500% 1/01/31	512	600
Pool #C46560 7.500% 1/01/31	531	605
Pool #C46810 7.500% 1/01/31	125	146
Pool #C47063 7.500% 1/01/31	2,813	3,276
Pool #C47060 7.500% 1/01/31	732	855
Pool #G00653 8.500% 11/01/25	16,174	18,408
Federal Home Loan Mortgage Corp. TBA Pool #648 3.500% 1/01/45 (f)	3,450,000	3,543,797
Federal National Mortgage Association
Pool #725692 1 year CMT + 2.140%, FRN 3.229% 10/01/33	271,122	280,255
Pool #888586 1 year CMT + 2.210%, FRN 3.282% 10/01/34	504,009	530,494
Pool #775539 12 mo. USD LIBOR + 1.645%, FRN 3.475% 5/01/34	170,185	177,594
Pool #AS1304 3.500% 12/01/28	1,958,337	2,029,633

	Principal Amount	Value
Pool #AV1897 3.500% 12/01/28	$358,431	$371,480
Pool #AV2325 3.500% 12/01/28	1,029,012	1,066,474
Pool #BH5155 3.500% 9/01/47	20,825,557	21,399,886
Pool #CA0770 3.500% 11/01/47	13,671,922	14,051,104
Pool #MA3210 3.500% 12/01/47	2,018,557	2,074,541
Pool #BH9008 4.000% 8/01/47	348,196	364,450
Pool #CA0181 4.000% 8/01/47	3,479,509	3,641,931
Pool #BH9011 4.000% 9/01/47	423,221	442,977
Pool #CA0620 4.000% 10/01/47	4,435,743	4,644,189
Pool #BF0094 4.000% 5/01/56	6,883,378	7,243,411
Pool #BF0105 4.000% 6/01/56	4,292,029	4,516,522
Pool #AH6787 4.500% 3/01/41	1,210,983	1,302,137
Pool #CA0185 4.500% 8/01/47	6,245,625	6,665,984
Pool #675713 5.000% 3/01/18	250	250
Pool #AD6437 5.000% 6/01/40	700,210	764,269
Pool #AD6996 5.000% 7/01/40	4,610,701	4,985,681
Pool #AL8173 5.000% 2/01/44	1,814,536	1,959,840
Pool #254379 7.000% 7/01/32	36,393	42,194
Pool #252717 7.500% 9/01/29	2,111	2,450
Pool #535996 7.500% 6/01/31	8,074	9,421
Pool #254009 7.500% 10/01/31	21,192	24,690
Pool #253394 8.000% 7/01/20	4,862	5,090
Pool #323992 8.000% 11/01/29	1,714	2,010
Pool #525725 8.000% 2/01/30	3,295	3,923
Pool #253266 8.000% 5/01/30	4,189	4,961
Pool #537433 8.000% 5/01/30	2,395	2,860

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253347 8.000% 6/01/30	$4,641	$5,500
Pool #544976 8.000% 7/01/30	419	492
Pool #535428 8.000% 8/01/30	5,234	6,200
Pool #543290 8.000% 9/01/30	56	66
Pool #547786 8.000% 9/01/30	1,983	2,303
Pool #550767 8.000% 9/01/30	3,020	3,532
Pool #553061 8.000% 9/01/30	11,589	13,518
Pool #253481 8.000% 10/01/30	5,122	6,063
Pool #535533 8.000% 10/01/30	4,599	5,431
Pool #560741 8.000% 11/01/30	2,681	3,185
Pool #253644 8.000% 2/01/31	2,302	2,725
Pool #581170 8.000% 5/01/31	1,376	1,606
Pool #583916 8.000% 5/01/31	1,903	2,273
Pool #593848 8.000% 7/01/31	914	1,088
Pool #190317 8.000% 8/01/31	28,551	33,661
Pool #545240 8.000% 9/01/31	2,743	3,240
Pool #541202 8.500% 8/01/26	7,628	8,436
Federal National Mortgage Association TBA
Pool #1963 3.500% 10/01/44 (f)	26,275,000	26,987,299
Pool #9174 4.000% 3/01/44 (f)	4,925,000	5,151,242
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	5,592,655	5,811,337
Pool #BF1053 3.500% 12/15/47	1,725,000	1,787,329
Pool #404246 6.500% 8/15/28	212	242
Pool #781038 6.500% 5/15/29	60,201	68,521
Pool #781468 6.500% 7/15/32	3,858	4,441

	Principal Amount	Value
Pool #781496 6.500% 9/15/32	$19,688	$22,636
Pool #363066 7.000% 8/15/23	2,473	2,713
Pool #352049 7.000% 10/15/23	2,023	2,228
Pool #354674 7.000% 10/15/23	2,631	2,870
Pool #345964 7.000% 11/15/23	981	1,075
Pool #380866 7.000% 3/15/24	800	880
Pool #781124 7.000% 12/15/29	7,282	8,419
Pool #781319 7.000% 7/15/31	134,161	156,185
Pool #581417 7.000% 7/15/32	32,385	37,672
Pool #588012 7.000% 7/15/32	18,421	21,574
Pool #565982 7.000% 7/15/32	14,445	16,948
Pool #357262 7.500% 9/15/23	1,263	1,404
Pool #441009 8.000% 11/15/26	885	1,028
Pool #522777 8.000% 12/15/29	5,395	6,391
Pool #434719 8.000% 2/15/30	90	109
Pool #523043 8.000% 3/15/30	285	339
Pool #529134 8.000% 3/15/30	1,687	2,034
Pool #477036 8.000% 4/15/30	677	817
Pool #503157 8.000% 4/15/30	14,555	17,563
Pool #528714 8.000% 4/15/30	1,782	2,151
Pool #544640 8.000% 11/15/30	11,178	13,546
Pool #531298 8.500% 8/15/30	1,100	1,301
Government National Mortgage Association II
Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	774,440	797,982
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	972,804	1,001,495

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #784026 3.500% 12/20/44	$3,274,218	$3,391,502
Pool #BC4641 3.500% 9/20/47	2,886,725	2,988,550
Pool #MA4778 3.500% 10/20/47	14,081,555	14,582,660
Pool #BC4885 3.500% 11/20/47	4,492,811	4,658,659
Pool #BD6940 3.500% 12/20/47	2,550,000	2,640,346
Pool #AC2985 4.000% 10/20/47	822,746	862,116
Government National Mortgage Association II TBA
Pool #207 3.500% 5/01/45 (f)	19,000,000	19,650,157
Pool #232 4.000% 12/01/44 (f)	12,650,000	13,189,601

		275,665,554

Whole Loans — 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M1 1 mo. USD LIBOR + .800%, FRN 2.352% 3/25/29	509,538	510,221
Series 2015-DNA1, Class M1 1 mo. USD LIBOR + .900%, FRN 2.452% 10/25/27	258,489	258,703
Series 2016-HQA3, Class M2 1 mo. USD LIBOR + 1.350%, FRN 2.902% 3/25/29	790,000	797,457
Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 3.002% 7/25/28	195,985	196,252

		1,762,633

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $296,509,671)		294,975,066

U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Bonds & Notes — 7.3%
U.S. Treasury Bond 2.500% 5/15/46	19,200,000	18,268,500
U.S. Treasury Bond (g) 3.500% 2/15/39	10,100,000	11,532,938
U.S. Treasury Note 1.625% 8/31/22	37,200,000	36,283,080

	Principal Amount	Value
U.S. Treasury Note 2.250% 8/15/27	$20,200,000	$19,917,515

		86,002,033

TOTAL U.S. TREASURY OBLIGATIONS (Cost $85,394,180)		86,002,033

TOTAL BONDS & NOTES (Cost $1,153,395,959)		1,165,967,505

TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $4,814,305)		4,594,022

TOTAL LONG-TERM INVESTMENTS (Cost $1,161,460,264)		1,173,972,727

SHORT-TERM INVESTMENTS — 11.8%
Commercial Paper — 11.8%
Anheuser-Busch InBev Worldwide, Inc. (a) 1.475% 1/10/18	5,000,000	4,997,307
Bell Canada (a) 1.547% 1/18/18	4,000,000	3,996,104
CenterPoint Energy, Inc. (a) 1.578% 1/02/18	5,500,000	5,498,980
Experian Finance PLC (a) 1.495% 1/08/18	6,000,000	5,997,110
FMC Technologies, Inc. (a) 1.828% 1/17/18	5,600,000	5,594,913
FMC Technologies, Inc. (a) 1.831% 2/15/18	4,000,000	3,990,603
Fortive Corp. (a) 2.140% 3/14/18	3,000,000	2,988,812
HP, Inc. (a) 1.535% 1/05/18	2,250,000	2,249,374
HP, Inc. (a) 1.566% 1/08/18	3,000,000	2,998,805
Hyundai Capital America (a) 1.578% 1/22/18	4,000,000	3,995,376
Hyundai Capital America (a) 1.699% 2/21/18	5,000,000	4,986,755
Lam Research Corp. (a) 1.563% 1/04/18	3,000,000	2,999,163
Lam Research Corp. (a) 1.777% 1/09/18	3,500,000	3,498,182
Marriott International, Inc. (a) 1.596% 1/16/18	2,250,000	2,248,067
Molex Electronic Technologies (a) 1.676% 1/03/18	10,000,000	9,997,400
Nasdaq, Inc. (a) 1.525% 1/08/18	4,500,000	4,497,895

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Public Service Enterprise Group, Inc. (a) 2.084% 2/01/18	$4,000,000	$3,993,378
Reckitt Benckiser Treasury Services PLC (a) 1.527% 1/16/18	4,000,000	3,997,004
Schlumberger Holdings Corp. (a) 1.496% 1/29/18	3,500,000	3,494,632
Sempra Energy Holdings (a) 1.545% 1/08/18	2,500,000	2,498,826
Southern California Edison Co. (a) (b) 1.674% 1/05/18	3,838,000	3,836,768
Spectra Energy Partners (a) 1.777% 1/09/18	5,000,000	4,997,410
Suncor Energy, Inc. (a) 1.803% 3/14/18	10,000,000	9,962,708
Telus Corp. (a) 1.929% 1/19/18	5,000,000	4,994,966
The Southern Co. (a) 1.876% 1/02/18	4,000,000	3,999,258
Thomson Reuters Corp. (a) 1.597% 1/31/18	7,500,000	7,487,749
Thomson Reuters Corp. (a) 1.649% 2/13/18	3,000,000	2,993,135
Time Warner, Inc. (a) 1.979% 1/04/18	5,000,000	4,998,603
Transcanada Pipelines Ltd. (a) 1.550% 1/09/18	4,000,000	3,997,928
Walgreens Boots Alliance, Inc. 1.619% 2/20/18	1,750,000	1,745,453
Xcel Energy, Inc. (a) 1.717% 4/23/18	4,500,000	4,470,503

		138,003,167

TOTAL SHORT-TERM INVESTMENTS (Cost $138,017,862)		138,003,167

TOTAL INVESTMENTS — 111.9% (Cost $1,299,478,126) (h)		1,311,975,894

Other Assets/(Liabilities) — (11.9)%		(139,075,588)

NET ASSETS — 100.0%		$1,172,900,306

Abbreviation Legend

ABS Asset-Backed	Security
ARS Auction	Rate Security
BAB Build	America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $522,521,623 or 44.55% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2017.
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2017, these securities amounted to a value of $8,654,808 or 0.74% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $3,624,618 or 0.31% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

(#) The Fund had the following open Purchased Swaptions contracts at December 31, 2017:

Purchased Swaptions

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	31,720,000	USD	31,720,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$1,585,756	$1,541,888	$(43,868)

Put
Barclays Bank PLC	64,580,000	USD	64,580,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$3,228,549	$3,052,134	$(176,415)

							$4,814,305	$4,594,022	$(220,283)

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	3/20/18	229	$38,050,937	$342,344
U.S. Treasury Note 2 Year	3/29/18	383	82,191,367	(187,476)
U.S. Treasury Note 5 Year	3/29/18	819	95,548,285	(409,917)

				$(255,049)

The Fund had the following open Swap agreements at December 31, 2017:

Swaps

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	4,100,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(602,434)	$2,526	$(599,908)
Goldman Sachs International	USD	2,660,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(158,852)	(230,356)	(389,208)
Goldman Sachs International	USD	970,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(64,213)	(77,716)	(141,929)

							$(825,499)	$(305,546)	$(1,131,045)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Collateral for swap agreements held by Goldman Sachs International amounted to $1,309,717 in securities at December 31, 2017.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b) (c)	26,904	$807

TOTAL COMMON STOCK (Cost $2,032)		807

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. USD LIBOR + 3.165%, VRN	10,000	262,400

TOTAL PREFERRED STOCK (Cost $250,000)		262,400

TOTAL EQUITIES (Cost $252,032)		263,207

	Principal Amount
BONDS & NOTES — 97.1%

CORPORATE DEBT — 39.5%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$225,000	258,066

Aerospace & Defense — 0.7%
Moog, Inc. (d) 5.250% 12/01/22	600,000	621,000
Orbital ATK, Inc. 5.250% 10/01/21	435,000	446,419
Spirit AeroSystems, Inc. 3.850% 6/15/26	65,000	66,004
TransDigm, Inc. 6.375% 6/15/26	225,000	227,250
United Technologies Corp. 6.125% 7/15/38	105,000	139,199

		1,499,872

Agriculture — 0.3%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	185,000	176,799
Bunge Ltd. Finance Corp. 3.500% 11/24/20	50,000	51,043
Reynolds American, Inc. 4.450% 6/12/25	200,000	213,249
Reynolds American, Inc. 5.850% 8/15/45	150,000	187,315

		628,406

	Principal Amount	Value
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	$18,446	$18,840
Guanay Finance Ltd. (d) 6.000% 12/15/20	158,829	163,125
WestJet Airlines Ltd. (d) 3.500% 6/16/21	98,000	98,914

		280,879

Auto Manufacturers — 0.8%
Ford Motor Co. 6.500% 8/01/18	100,000	102,638
Ford Motor Co. 7.450% 7/16/31	45,000	58,825
General Motors Co. 4.200% 10/01/27	215,000	222,785
General Motors Co. 5.150% 4/01/38	130,000	138,600
General Motors Co. 5.200% 4/01/45	225,000	237,744
General Motors Financial Co., Inc. 3.500% 11/07/24	315,000	314,356
General Motors Financial Co., Inc. 4.300% 7/13/25	200,000	208,418
Hyundai Capital America (d) 2.550% 2/06/19	80,000	79,859
Hyundai Capital America (d) 2.875% 8/09/18	60,000	60,125
JB Poindexter & Co., Inc. (d) 9.000% 4/01/22	160,000	166,000

		1,589,350

Auto Parts & Equipment — 0.2%
Cooper Tire & Rubber Co. 8.000% 12/15/19	255,000	278,906
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	212,000	217,035
International Automotive Components Group SA (d) 9.125% 6/01/18	9,000	8,910

		504,851

Banks — 3.4%
Associated Banc-Corp. 2.750% 11/15/19	310,000	311,053
Associated Banc-Corp. 4.250% 1/15/25	495,000	509,677
Banco General SA (d) 4.125% 8/07/27	260,000	260,047
Bank of America Corp. 4.183% 11/25/27	475,000	496,027

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	$265,000	$287,401
Bank of America Corp. 5.875% 2/07/42	55,000	72,829
Bank of America Corp. 7.750% 5/14/38	125,000	187,298
Bank of Montreal VRN (e) 3.803% 12/15/32	250,000	247,158
The Bank of Nova Scotia 4.500% 12/16/25	200,000	210,391
The Bank of Nova Scotia VRN (e) 4.650% 12/31/99	490,000	487,085
BPCE SA (d) 3.500% 10/23/27	415,000	408,356
Citigroup, Inc. 3.875% 3/26/25	440,000	450,405
Citigroup, Inc. 4.600% 3/09/26	345,000	367,156
Citigroup, Inc. 5.875% 1/30/42	75,000	98,642
First Republic Bank 4.375% 8/01/46	560,000	572,501
Fulton Financial Corp. 3.600% 3/16/22	240,000	240,955
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	336,297
The Goldman Sachs Group, Inc. 5.950% 1/15/27	220,000	256,998
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	47,166
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	53,546
HSBC Holdings PLC 6.500% 9/15/37	125,000	164,385
JP Morgan Chase & Co. 3.625% 12/01/27	200,000	202,155
JP Morgan Chase & Co. 4.950% 6/01/45	270,000	313,809
SVB Financial Group 3.500% 1/29/25	295,000	295,705
SVB Financial Group 5.375% 9/15/20	35,000	37,407
Valley National Bancorp 5.125% 9/27/23	110,000	117,753

		7,032,202

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 8.200% 1/15/39	250,000	397,594
JB y Cia SA de CV (d) 3.750% 5/13/25	350,000	350,794

	Principal Amount	Value
Molson Coors Brewing Co. 4.200% 7/15/46	$80,000	$81,522

		829,910

Biotechnology — 0.4%
Amgen, Inc. 5.150% 11/15/41	175,000	210,019
Celgene Corp. 3.450% 11/15/27	380,000	379,717
Celgene Corp. 4.350% 11/15/47	305,000	316,812

		906,548

Building Materials — 0.4%
Owens Corning 4.200% 12/01/24	140,000	146,674
Standard Industries, Inc. (d) 4.750% 1/15/28	200,000	200,462
Standard Industries, Inc. (d) 5.000% 2/15/27	490,000	501,025

		848,161

Chemicals — 0.7%
Incitec Pivot Finance LLC (d) 6.000% 12/10/19	190,000	201,266
LYB International Finance BV 5.250% 7/15/43	250,000	290,756
Methanex Corp. 5.250% 3/01/22	40,000	42,433
Monsanto Co. 4.400% 7/15/44	100,000	106,555
The Mosaic Co. 3.250% 11/15/22	190,000	188,338
The Mosaic Co. 4.050% 11/15/27	190,000	190,498
RPM International, Inc. 3.750% 3/15/27	115,000	116,367
The Sherwin-Williams Co. 4.500% 6/01/47	115,000	125,734
The Sherwin-Williams Co. (d) 7.250% 6/15/19	150,000	160,363

		1,422,310

Commercial Services — 0.5%
The ADT Corp. 6.250% 10/15/21	393,000	430,335
ERAC USA Finance LLC (d) 4.200% 11/01/46	505,000	494,596
ERAC USA Finance LLC (d) 7.000% 10/15/37	50,000	66,862

		991,793

Computers — 0.5%
DXC Technology Co. 2.875% 3/27/20	95,000	95,462

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DXC Technology Co. 4.750% 4/15/27	$290,000	$308,390
Leidos Holdings, Inc. 4.450% 12/01/20	550,000	570,625

		974,477

Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 5/26/22	300,000	304,458
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	1,015,000	1,006,112
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	343,000	348,428
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.625% 7/01/22	400,000	423,756
Affiliated Managers Group, Inc. 4.250% 2/15/24	245,000	258,327
Ally Financial, Inc. 5.125% 9/30/24	495,000	535,219
Ally Financial, Inc. 8.000% 11/01/31	500,000	650,000
Ares Finance Co. LLC (d) 4.000% 10/08/24	225,000	216,439
Brookfield Finance LLC 4.000% 4/01/24	475,000	491,733
Brookfield Finance, Inc. 4.250% 6/02/26	430,000	443,826
Discover Financial Services 4.100% 2/09/27	275,000	281,691
Discover Financial Services VRN (e) 5.500% 12/31/99	1,015,000	1,045,450
Genpact Luxembourg Sarl (d) 3.700% 4/01/22	435,000	432,340
International Lease Finance Corp. 5.875% 4/01/19	341,000	354,912
Lazard Group LLC 3.625% 3/01/27	196,000	195,595
Lazard Group LLC 4.250% 11/14/20	915,000	953,045
Legg Mason, Inc. 4.750% 3/15/26	95,000	101,790
Legg Mason, Inc. 5.625% 1/15/44	235,000	261,996
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (d) 4.500% 3/15/27	180,000	189,324

		8,494,441

	Principal Amount	Value
Electric — 1.3%
Berkshire Hathaway Energy Co. 5.950% 5/15/37	$120,000	$157,214
The Cleveland Electric Illuminating Co. (d) 3.500% 4/01/28	155,000	155,169
Duke Energy Corp. 3.750% 9/01/46	175,000	173,059
EDP Finance BV (d) 3.625% 7/15/24	430,000	433,063
Elwood Energy LLC 8.159% 7/05/26	246,310	274,635
Entergy Louisiana LLC 4.950% 1/15/45	110,000	115,584
Indianapolis Power & Light Co. (d) 4.050% 5/01/46	110,000	114,413
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	292,900
IPALCO Enterprises, Inc. (d) 3.700% 9/01/24	175,000	174,841
Pennsylvania Electric Co. (d) 4.150% 4/15/25	150,000	157,045
Puget Energy, Inc. 3.650% 5/15/25	100,000	102,517
Puget Sound Energy, Inc. 4.300% 5/20/45	210,000	237,437
Tri-State Pass-Through Trust, Series 2003, Class A (d) 6.040% 1/31/18	5,798	5,814
Tri-State Pass-Through Trust, Series 2003, Class B (d) 7.144% 7/31/33	185,000	228,679

		2,622,370

Electrical Components & Equipment — 0.2%
Legrand France SA 8.500% 2/15/25	250,000	324,311

Electronics — 0.5%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	45,057
Arrow Electronics, Inc. 3.250% 9/08/24	160,000	156,782
Arrow Electronics, Inc. 3.875% 1/12/28	160,000	159,520
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	47,333
Avnet, Inc. 3.750% 12/01/21	45,000	45,647
Avnet, Inc. 4.875% 12/01/22	67,000	71,226
Ingram Micro, Inc. STEP 5.450% 12/15/24	335,000	332,717

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Jabil, Inc. 8.250% 3/15/18	$45,000	$45,605
Tech Data Corp. 3.700% 2/15/22	135,000	135,419

		1,039,306

Engineering & Construction — 0.2%
SBA Tower Trust (d) 3.156% 10/10/45	180,000	181,350
SBA Tower Trust (d) 2.877% 7/10/46	180,000	178,650
Zachry Holdings, Inc. (d) 7.500% 2/01/20	56,000	56,840

		416,840

Entertainment — 0.1%
National CineMedia LLC 5.750% 8/15/26	109,000	102,188

Food Service — 0.2%
Aramark Services, Inc. 4.750% 6/01/26	500,000	507,500

Foods — 0.1%
Kraft Heinz Foods Co. 3.000% 6/01/26	170,000	163,588

Gas — 0.1%
NiSource Finance Corp. 4.800% 2/15/44	90,000	101,880

Health Care – Products — 0.5%
Abbott Laboratories 3.750% 11/30/26	130,000	133,493
Abbott Laboratories 4.900% 11/30/46	120,000	137,580
Becton Dickinson & Co. 3.363% 6/06/24	270,000	270,754
Becton Dickinson & Co. 3.700% 6/06/27	275,000	277,120
Becton Dickinson & Co. 4.685% 12/15/44	125,000	136,687

		955,634

Health Care – Services — 1.1%
HCA, Inc. 4.500% 2/15/27	493,000	495,465
HCA, Inc. 5.250% 4/15/25	800,000	846,000
HCA, Inc. 5.375% 2/01/25	350,000	362,250
Humana, Inc. 3.950% 3/15/27	260,000	269,200
Humana, Inc. 4.800% 3/15/47	130,000	146,580
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	88,352

	Principal Amount	Value
UnitedHealth Group, Inc. 6.875% 2/15/38	$75,000	$108,782

		2,316,629

Home Builders — 0.3%
PulteGroup, Inc. 5.000% 1/15/27	198,000	206,910
PulteGroup, Inc. 5.500% 3/01/26	441,000	479,588

		686,498

Household Products & Wares — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	30,000	30,070
Church & Dwight Co., Inc. 3.150% 8/01/27	85,000	83,744

		113,814

Housewares — 0.1%
Toro Co. 7.800% 6/15/27	170,000	214,916

Insurance — 3.0%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	790,000	861,890
American International Group, Inc. 3.900% 4/01/26	135,000	139,996
AmTrust Financial Services, Inc. 6.125% 8/15/23	490,000	470,645
Arch Capital Finance LLC 5.031% 12/15/46	75,000	87,171
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	93,313
Athene Global Funding (d) 4.000% 1/25/22	975,000	1,006,104
AXIS Specialty Finance PLC 2.650% 4/01/19	45,000	44,850
AXIS Specialty Finance PLC 4.000% 12/06/27	270,000	271,218
Brown & Brown, Inc. 4.200% 9/15/24	101,000	105,875
CNA Financial Corp. 3.450% 8/15/27	185,000	182,310
CNO Financial Group, Inc. 5.250% 5/30/25	535,000	564,425
Enstar Group Ltd. 4.500% 3/10/22	145,000	147,677
Five Corners Funding Trust (d) 4.419% 11/15/23	100,000	107,163
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	189,512
Prudential Financial, Inc. 6.200% 11/15/40	125,000	170,555
Reinsurance Group of America, Inc. 3.950% 9/15/26	315,000	321,934

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trinity Acquisition PLC 4.400% 3/15/26	$390,000	$412,460
Unum Group 3.875% 11/05/25	125,000	128,001
USF&G Capital I (d) 8.500% 12/15/45	95,000	139,406
Willis North America, Inc. 7.000% 9/29/19	43,000	46,116
XLIT Ltd. 4.450% 3/31/25	490,000	501,173
XLIT Ltd. 5.500% 3/31/45	200,000	212,499

		6,204,293

Internet — 0.5%
Amazon.com, Inc. (d) 4.050% 8/22/47	300,000	323,315
Expedia, Inc. 5.000% 2/15/26	280,000	299,326
Expedia, Inc. 7.456% 8/15/18	320,000	330,039

		952,680

Investment Companies — 0.7%
Ares Capital Corp. 3.500% 2/10/23	510,000	502,438
Ares Capital Corp. 3.875% 1/15/20	205,000	208,622
FS Investment Corp. 4.000% 7/15/19	200,000	202,371
TCP Capital Corp. 4.125% 8/11/22	470,000	462,598

		1,376,029

Iron & Steel — 0.5%
Reliance Steel & Aluminum Co. 4.500% 4/15/23	17,000	17,920
Vale Overseas Ltd. 5.875% 6/10/21	825,000	898,425
Vale Overseas Ltd. 6.875% 11/21/36	100,000	122,500

		1,038,845

Lodging — 0.3%
MGM Resorts International 4.625% 9/01/26	534,000	539,340

Media — 3.0%
Altice Financing SA (d) 6.625% 2/15/23	200,000	209,420
CBS Corp. 7.875% 7/30/30	100,000	136,497
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	600,000	616,500

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	$168,000	$175,283
Charter Communications Operating LLC/Charter Communications Operating Capital 5.375% 5/01/47	476,000	488,066
Comcast Corp. 3.400% 7/15/46	140,000	132,462
Discovery Communications LLC 4.875% 4/01/43	200,000	198,616
Discovery Communications LLC 5.000% 9/20/37	165,000	170,955
DISH DBS Corp. 5.875% 11/15/24	1,000,000	973,750
SFR Group SA (d) 6.250% 5/15/24	800,000	802,000
Sirius XM Radio, Inc. (d) 5.375% 4/15/25	1,000,000	1,041,250
TEGNA, Inc. 5.125% 7/15/20	500,000	511,875
Time Warner Cable, Inc. 4.500% 9/15/42	400,000	375,286
Time Warner Cable, Inc. 5.500% 9/01/41	240,000	250,149
Viacom, Inc. 4.250% 9/01/23	123,000	125,581

		6,207,690

Mining — 0.4%
Glencore Funding LLC (d) 3.000% 10/27/22	140,000	138,635
Glencore Funding LLC (d) 3.875% 10/27/27	160,000	157,881
Glencore Funding LLC (d) 4.000% 4/16/25	280,000	282,812
Glencore Funding LLC (d) 4.625% 4/29/24	200,000	211,160

		790,488

Miscellaneous – Manufacturing — 0.1%
General Electric Corp. 6.875% 1/10/39	72,000	103,751
Textron, Inc. 4.300% 3/01/24	120,000	126,901

		230,652

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc. 3.625% 9/15/20	140,000	138,600
Pitney Bowes, Inc. STEP 3.625% 10/01/21	675,000	627,750

		766,350

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 2.7%
Anadarko Petroleum Corp. 5.550% 3/15/26	$150,000	$168,298
Andeavor 3.800% 4/01/28	135,000	135,323
Andeavor 4.500% 4/01/48	85,000	85,963
Cenovus Energy, Inc. 3.000% 8/15/22	200,000	198,752
Cenovus Energy, Inc. 4.250% 4/15/27	300,000	299,277
Citgo Holding, Inc. (d) 10.750% 2/15/20	500,000	536,250
Encana Corp. 6.500% 2/01/38	160,000	201,911
EP Energy LLC/Everest Acquisition Finance, Inc. (d) 8.000% 2/15/25	220,000	160,600
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	47,000	39,715
EQT Corp. 3.900% 10/01/27	510,000	507,007
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	150,000	157,897
Jupiter Resources, Inc. (d) 8.500% 10/01/22	225,000	139,500
Marathon Petroleum Corp. 6.500% 3/01/41	175,000	219,336
Murphy Oil USA, Inc. 6.000% 8/15/23	175,000	182,438
Nabors Industries, Inc. 5.500% 1/15/23	220,000	213,400
Newfield Exploration Co. 5.375% 1/01/26	1,000,000	1,057,500
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	200,000	208,000
Petroleos Mexicanos 3.125% 1/23/19	25,000	25,125
Petroleos Mexicanos 3.500% 1/30/23	100,000	97,900
Petroleos Mexicanos 4.625% 9/21/23	100,000	102,875
Petroleos Mexicanos 5.500% 1/21/21	375,000	397,875
Petroleos Mexicanos 6.375% 1/23/45	35,000	35,187
Petroleos Mexicanos (d) 6.500% 3/13/27	65,000	71,045
Petroleos Mexicanos 6.625% 6/15/38	51,000	53,040

	Principal Amount	Value
Rowan Cos., Inc. 4.875% 6/01/22	$151,000	$142,318
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. (d) 8.750% 4/15/23	200,000	194,000

		5,630,532

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	239,000	210,800

Packaging & Containers — 0.2%
Brambles USA, Inc. (d) 4.125% 10/23/25	90,000	93,337
Brambles USA, Inc. (d) 5.350% 4/01/20	35,000	36,828
BWAY Holding Co. (d) 5.500% 4/15/24	200,000	208,000

		338,165

Pharmaceuticals — 1.2%
AbbVie, Inc. 4.700% 5/14/45	200,000	224,255
AstraZeneca PLC 6.450% 9/15/37	250,000	339,687
Express Scripts Holding Co. 4.500% 2/25/26	185,000	196,323
Express Scripts Holding Co. 4.800% 7/15/46	185,000	196,801
McKesson Corp. 4.883% 3/15/44	70,000	76,177
Mylan NV 5.250% 6/15/46	250,000	273,927
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	400,000	393,230
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	125,000	121,449
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	444,000	405,581
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	85,000	64,728
Valeant Pharmaceuticals International, Inc. (d) 6.125% 4/15/25	113,000	103,395
Valeant Pharmaceuticals International, Inc. (d) 7.000% 3/15/24	115,000	123,050

		2,518,603

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 2.9%
Andeavor Logistics LP VRN (e) 6.875% 12/31/99	$255,000	$258,876
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	75,000	74,858
Energy Transfer LP 4.150% 10/01/20	60,000	61,959
Energy Transfer LP 4.200% 4/15/27	170,000	169,116
Energy Transfer LP 4.750% 1/15/26	200,000	207,496
Energy Transfer LP 6.125% 12/15/45	180,000	195,465
Energy Transfer Partners LP VRN (e) 6.250% 12/31/99	390,000	378,788
EnLink Midstream Partners LP 2.700% 4/01/19	200,000	199,821
EnLink Midstream Partners LP 4.150% 6/01/25	125,000	126,304
EnLink Midstream Partners LP 4.850% 7/15/26	154,000	161,372
Enterprise Products Operating LLC 5.700% 2/15/42	16,000	19,349
Enterprise Products Operating LLC 5.950% 2/01/41	135,000	166,624
Enterprise Products Operating LLC 6.125% 10/15/39	12,000	15,096
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	75,554
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	99,473
Kinder Morgan Energy Partners LP 6.550% 9/15/40	80,000	93,531
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	18,650
Kinder Morgan, Inc. 3.050% 12/01/19	250,000	252,190
Kinder Morgan, Inc. (d) 5.625% 11/15/23	225,000	248,424
MPLX LP 4.875% 6/01/25	468,000	501,565
MPLX LP 5.200% 3/01/47	40,000	43,897
MPLX LP 5.500% 2/15/23	142,000	146,129
Phillips 66 Partners LP 3.750% 3/01/28	135,000	135,062
Phillips 66 Partners LP 4.680% 2/15/45	18,000	18,488
Phillips 66 Partners LP 4.900% 10/01/46	90,000	95,215

	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	$515,000	$522,055
Plains All American Pipeline LP/PAA Finance Corp. 4.700% 6/15/44	230,000	215,016
Sabine Pass Liquefaction LLC 5.625% 3/01/25	638,000	703,720
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	120,000	117,666
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	75,000	74,017
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (d) 5.500% 9/15/24	102,000	104,678
Western Gas Partners LP 4.000% 7/01/22	481,000	490,705

		5,991,159

Private Equity — 0.5%
Hercules Capital, Inc. 4.625% 10/23/22	945,000	958,171

Real Estate Investment Trusts (REITS) — 1.0%
Crown Castle International Corp. 3.200% 9/01/24	260,000	257,304
Crown Castle International Corp. 4.000% 3/01/27	125,000	127,803
Crown Castle International Corp. 4.750% 5/15/47	70,000	73,689
CubeSmart LP 3.125% 9/01/26	305,000	290,758
DCT Industrial Operating Partnership LP 4.500% 10/15/23	60,000	62,882
Healthcare Trust of America Holdings LP 3.750% 7/01/27	240,000	239,026
Highwoods Realty LP 7.500% 4/15/18	110,000	111,665
Host Hotels & Resorts LP 3.875% 4/01/24	255,000	259,439
Kimco Realty Corp. 3.300% 2/01/25	160,000	158,753
Mid-America Apartments LP 3.600% 6/01/27	185,000	185,316
UDR, Inc. 3.500% 7/01/27	240,000	239,944
Weingarten Realty Investors 3.250% 8/15/26	75,000	71,984

		2,078,563

Retail — 1.3%
CVS Health Corp. 6.125% 9/15/39	25,000	31,419
CVS Pass-Through Trust (d) 5.926% 1/10/34	210,775	240,273

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Pass-Through Trust (d) 7.507% 1/10/32	$16,086	$19,715
Dollar Tree, Inc. 5.750% 3/01/23	1,000,000	1,047,500
El Puerto de Liverpool SAB de CV (d) 3.950% 10/02/24	280,000	281,400
The Home Depot, Inc. 5.950% 4/01/41	100,000	135,423
Penske Automotive Group, Inc. 5.500% 5/15/26	500,000	507,350
Tiffany & Co. 4.900% 10/01/44	105,000	105,987
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	276,961

		2,646,028

Semiconductors — 0.7%
NXP BV/NXP Funding LLC (d) 3.750% 6/01/18	110,000	110,660
NXP BV/NXP Funding LLC (d) 4.625% 6/01/23	1,000,000	1,046,000
QUALCOMM, Inc. 4.300% 5/20/47	230,000	231,703

		1,388,363

Software — 0.2%
Oracle Corp. 5.375% 7/15/40	250,000	316,082

Telecommunications — 1.9%
AT&T, Inc. 3.400% 8/14/24	330,000	331,694
AT&T, Inc. 3.800% 3/01/24	265,000	271,389
AT&T, Inc. 3.900% 8/14/27	300,000	302,005
AT&T, Inc. 4.750% 5/15/46	305,000	298,304
AT&T, Inc. 4.900% 8/14/37	125,000	126,575
AT&T, Inc. 5.250% 3/01/37	215,000	227,389
Embarq Corp. 7.995% 6/01/36	45,000	43,763
Ericsson LM 4.125% 5/15/22	325,000	327,282
Hughes Satellite Systems Corp. 6.625% 8/01/26	444,000	465,090
Sprint Capital Corp. 6.875% 11/15/28	500,000	503,125
T-Mobile USA, Inc. 5.375% 4/15/27	165,000	175,931
Verizon Communications, Inc. 4.125% 3/16/27	200,000	208,543

	Principal Amount	Value
Verizon Communications, Inc. 4.862% 8/21/46	$100,000	$104,162
Verizon Communications, Inc. 6.550% 9/15/43	357,000	466,035

		3,851,287

Transportation — 0.4%
Asciano Finance Ltd. (d) 4.625% 9/23/20	45,000	46,513
The Kenan Advantage Group, Inc. (d) 7.875% 7/31/23	720,000	745,200

		791,713

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. (d) 2.500% 6/15/19	145,000	145,280

TOTAL CORPORATE DEBT (Cost $78,401,791)		80,797,853

MUNICIPAL OBLIGATIONS — 0.2%
State of California BAB 7.550% 4/01/39	125,000	196,701
State of California BAB 7.600% 11/01/40	150,000	239,540

		436,241

TOTAL MUNICIPAL OBLIGATIONS (Cost $353,697)		436,241

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.2%
Automobile ABS — 1.2%
CFC LLC, Series 2014-2A, Class A (d) 1.440% 11/16/20	6,326	6,321
Drive Auto Receivables Trust, Series 2016-BA, Class B (d) 2.560% 6/15/20	63,934	63,994
Drive Auto Receivables Trust, Series 2016-AA, Class B (d) 3.170% 5/15/20	18,611	18,613
Flagship Credit Auto Trust, Series 2016-4, Class C (d) 2.710% 11/15/22	300,000	294,662
Flagship Credit Auto Trust, Series 2016-2, Class A2 (d) 3.050% 8/16/21	500,000	501,089
GLS Auto Receivables Trust, Series 2015-1A, Class A (d) 2.250% 12/15/20	9,078	9,074
Oscar US Funding Trust II, Series 2015-1A, Class A4 (d) 2.440% 6/15/22	320,000	319,013

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (d) 2.950% 7/15/20	$76,162	$76,555
Oscar US Funding Trust V, Series 2016-2A, Class A4 (d) 2.990% 12/15/23	600,000	597,514
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (d) 3.300% 5/10/24	150,000	150,497
Santander Drive Auto Receivables Trust, Series 2015-3, Class C 2.740% 1/15/21	200,000	200,796
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	280,000	282,602

		2,520,730

Commercial MBS — 0.9%
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN (e) 6.184% 2/10/51	46,317	46,298
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	152,000	159,724
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	100,000	104,744
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, VRN (e) 4.236% 2/10/47	110,000	117,646
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN (e) 4.254% 5/10/48	110,000	108,371
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (d) 4.238% 1/10/34	100,000	102,892
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (e) 5.767% 7/10/38	150,790	152,293
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (e) 5.476% 8/15/39	12,932	12,902
VNO Mortgage Trust, Series 2013-PENN, Class A (d) 3.808% 12/13/29	110,000	113,382
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (e) 6.011% 2/15/51	260,966	261,737

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, VRN (e) 3.848% 5/15/48	$140,000	$139,170
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	113,993
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C, VRN (e) 4.894% 8/15/45	100,000	103,854
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C, VRN (d) (e) 5.672% 11/15/44	170,000	181,182
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D, VRN (d) (e) 5.672% 11/15/44	115,000	119,381

		1,837,569

Home Equity ABS — 0.4%
Accredited Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.780% 9/25/35	32,992	33,041
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 2.287% 8/25/35	70,488	71,022
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 2.032% 12/25/35	130,796	131,125
Conseco Finance Corp., Series 2002-A, Class M1, 1 mo. LIBOR + 1.850%, FRN 3.327% 4/15/32	18,599	18,659
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.452% 2/25/35	193,391	182,530
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (d) 1.792% 10/25/34	115,641	115,421
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 1.772% 10/25/35	8,863	8,865
MASTR Asset Backed Securities Trust, Series 2005, Class M1, 1 mo. USD LIBOR + .720%, FRN 2.272% 12/25/34	99,504	97,032
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 2.272% 3/25/35	37,703	37,779

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 1.762% 12/25/35	$32,319	$32,333
Option One Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .705%, FRN 2.257% 8/25/35	19,465	19,524

		747,331

Other ABS — 16.9%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (d) 3.260% 9/15/72	85,218	84,151
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 3.053% 1/25/35	56,827	56,615
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (d) 2.463% 7/20/26	250,000	250,417
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (d) 2.839% 10/15/28	390,000	393,255
ALM XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.150%, FRN (d) 2.528% 7/28/26	500,000	501,021
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (d) 2.823% 10/20/28	250,000	250,770
Arbys Funding LLC, Series 2015-1A, Class A2 (d) 4.969% 10/30/45	264,600	270,244
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.228% 10/25/34	385,591	372,925
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (d) 3.227% 12/15/42	158,694	159,881
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (d) 2.474% 1/18/25	250,000	250,647
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (d) 2.841% 8/05/27	445,000	446,338
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250%, FRN (d) 2.564% 7/20/30	330,000	331,012

	Principal Amount	Value
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (d) 2.539% 7/15/26	$250,000	$250,834
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, STEP (d) 4.213% 12/16/41	471,354	488,321
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (d) 2.784% 7/18/27	305,000	306,437
BlueVirgo Trust, Series 2015-1A, Class NOTE (d) 3.000% 12/15/22	178,830	179,227
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (d) 2.940% 5/25/29	192,478	190,411
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B (d) 3.240% 5/25/29	159,003	156,907
Capital Automotive REIT, Series 2014-1A, Class A (d) 3.660% 10/15/44	100,000	100,045
Capital Automotive REIT, Series 2017-1A, Class A2 (d) 4.180% 4/15/47	158,933	161,474
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220%, FRN (d) 2.633% 8/14/30	250,000	251,012
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1, 3 mo. USD LIBOR + 1.470%, FRN (d) 2.829% 10/15/25	600,000	600,907
CIFC Funding V Ltd., Series 2017-5A, Class A1, FRN (d) (e) 2.543% 11/16/30	250,000	250,082
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, 1 mo. USD LIBOR + ..150%, FRN 1.702% 8/25/36	31,599	31,483
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (d) 4.474% 3/20/43	394,377	395,665
CLI Funding V LLC, Series 2014-2A, Class A (d) 3.380% 10/18/29	67,182	67,051
CLI Funding VI LLC, Series 2017-1A, Class A (d) 3.620% 5/18/42	356,046	356,290
CLI Funding VI LLC, Series 2016-1A, Class A (d) 4.210% 2/18/41	435,653	433,480

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.012% 9/25/34	$47,345	$47,173
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5, 1 mo. USD LIBOR + .670%, FRN 1.998% 10/25/35	440,000	440,644
DB Master Finance LLC, Series 2015-1A, Class A2II (d) 3.980% 2/20/45	389,000	398,309
Diamond Resorts Owner Trust, Series 2013-2, Class A (d) 2.270% 5/20/26	53,256	53,110
Diamond Resorts Owner Trust, Series 2016-1, Class B (d) 3.370% 11/20/28	510,951	503,060
Diamond Resorts Owner Trust, Series 2015-2, Class B (d) 3.540% 5/22/28	64,868	64,401
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (d) 3.484% 10/25/45	413,700	415,833
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 (d) 4.118% 7/25/47	169,575	173,202
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (d) 4.474% 10/25/45	610,700	623,187
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A2 (d) 3.550% 11/25/39	182,332	175,965
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (d) 5.800% 7/15/24	13,462	13,489
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (d) 2.730% 4/25/28	261,999	260,444
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class B (d) 3.220% 4/25/28	159,755	154,886
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (d) 2.707% 2/19/45	59,219	57,815
Element Rail Leasing II LLC, Series 2015-1A, Class A2 (d) 3.585% 2/19/45	160,000	160,462
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (d) 3.968% 3/19/46	166,800	169,393
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (d) 4.212% 10/15/42	200,458	204,414

	Principal Amount	Value
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720%, FRN 2.272% 6/25/35	$67,953	$68,240
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (d) 2.813% 7/20/27	340,000	340,354
Global SC Finance IV Ltd., Series 2017-1A, Class A (d) 3.850% 4/15/37	272,968	277,297
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, FRN (d) (e) 2.724% 11/28/30	750,000	752,260
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (d) 2.517% 4/25/25	316,582	316,648
Goodgreen Trust, Series 2016-1A, Class A (d) 3.230% 10/15/52	437,770	436,623
Goodgreen Trust, Series 2017-1A, Class A (d) 3.740% 10/15/52	230,284	228,666
Helios Issuer LLC, Series 2017-1A, Class A (d) 4.940% 9/20/49	293,363	300,609
Hercules Capital Funding Trust, Series 2014-1A, Class A (d) 3.524% 4/16/21	95,036	95,125
Hero Funding, Series 2017-3A, Class A1 (d) 3.190% 9/20/48	258,552	257,846
HERO Funding Trust, Series 2016-3A, Class A1 (d) 3.080% 9/20/42	244,108	240,913
HERO Funding Trust, Series 2017-2A, Class A1 (d) 3.280% 9/20/48	105,072	104,655
HERO Funding Trust, Series 2016-4A, Class A2 (d) 4.290% 9/20/47	231,422	243,618
Hilton Grand Vacations Trust, Series 2014-AA, Class A (d) 1.770% 11/25/26	44,636	43,887
Hilton Grand Vacations Trust, Series 2013-A, Class A (d) 2.280% 1/25/26	53,390	53,021
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (d) 3.870% 3/15/58	85,158	88,245

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230%, FRN 1.782% 7/25/36	$93,298	$93,178
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A (a) (b) (d) 4.212% 12/15/42	440,000	439,985
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (d) 4.300% 1/15/42	443,073	450,374
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (d) 2.763% 10/20/29	480,000	486,091
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 2.347% 2/25/35	50,566	50,703
Madison Park Funding Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (d) 2.847% 10/25/29	250,000	254,393
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (d) 2.483% 7/20/26	500,000	502,234
Marble Point CLO XI Ltd., Series 2017-2A, Class A, FRN (d) (e) 2.793% 12/18/30	250,000	250,099
Mariner Finance Issuance Trust, Series 2017-AA, Class A (d) 3.620% 2/20/29	320,000	321,098
Marlette Funding Trust, Series 2016-1A, Class A (d) 3.060% 1/17/23	216,456	216,840
Marlette Funding Trust, Series 2017-2A, Class B (d) 3.190% 7/15/24	140,000	140,279
Miramax LLC, Series 2014-1A, Class A2 (d) 3.340% 7/20/26	268,704	268,924
Mosaic Solar Loans LLC, Series 2017-1A, Class A (d) 4.450% 6/20/42	87,947	89,733
MP CLO III Ltd., Series 2013-1A, Class AR, FRN (d) (e) 2.613% 10/20/30	250,000	251,872
MVW Owner Trust, Series 2013-1A, Class A (d) 2.150% 4/22/30	47,991	47,379
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (d) 1.558% 7/20/18	2,019	2,018

	Principal Amount	Value
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (d) 3.610% 2/20/21	$106,342	$106,464
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (d) 2.575% 10/15/49	1,800,000	1,782,810
NP SPE II LLC, Series 2017-1A, Class A2 (d) 4.219% 10/21/47	380,000	386,501
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (d) 3.107% 12/15/50	470,000	467,907
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (d) 2.833% 10/16/51	1,700,000	1,669,749
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (d) 2.483% 4/20/25	197,898	198,188
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (d) 2.826% 8/15/29	480,000	488,136
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (d) 4.210% 5/17/20	120,000	120,444
OneMain Financial Issuance Trust, Series 2014-2A, Class A (d) 2.470% 9/18/24	1,450	1,450
Orange Lake Timeshare Trust, Series 2014-AA, Class A (d) 2.290% 7/09/29	31,582	31,142
Orange Lake Timeshare Trust, Series 2016-A, Class B (d) 2.910% 3/08/29	171,101	168,252
Ownit Mortgage Loan Trust, Series 2005-2, Class M4, 1 mo. USD LIBOR + .930%, FRN 2.482% 3/25/36	10,983	10,993
Oxford Finance Funding Trust, Series 2014-1A, Class A (d) 3.475% 12/15/22	143,527	142,733
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS, 1 mo. USD LIBOR + .750%, FRN 2.302% 7/25/35	50,513	50,724
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480%, FRN 2.032% 8/25/35	80,974	80,471
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280%, FRN 1.832% 5/25/36	65,537	65,421

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (d) 1.802% 2/25/37	$27,645	$27,585
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (d) 2.776% 2/20/30	250,000	251,893
Seneca Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (d) 2.473% 7/17/26	250,000	250,262
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (d) 3.080% 9/20/32	33,686	33,502
Sierra Receivables Funding Co. LLC, Series 2016-1A, Class B (d) 3.670% 3/21/33	90,423	90,452
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A (d) 2.580% 9/20/32	76,560	76,386
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (d) 3.020% 6/20/32	45,878	44,891
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (d) 3.050% 12/26/25	219,508	220,561
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (d) 3.060% 9/25/28	1,108,225	1,110,984
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (d) 3.260% 8/25/25	587,226	590,652
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (d) 3.280% 2/25/26	435,933	438,721
Spirit Master Funding LLC, Series 2014-4A, Class A1 (d) 3.501% 1/20/45	110,000	110,309
SpringCastle America Funding LLC, Series 2016-AA, Class A (d) 3.050% 4/25/29	290,217	292,016
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (d) 2.750% 11/15/49	710,000	709,113
Store Master Funding LLC, Series 2013-3A, Class A1 (d) 4.240% 11/20/43	112,180	112,802
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (d) 4.190% 1/15/71	307,841	307,155
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (d) 2.533% 10/17/26	300,000	300,887

	Principal Amount	Value
Taco Bell Funding LLC, Series 2016-1A, Class A2I (d) 3.832% 5/25/46	$474,000	$480,644
Taco Bell Funding LLC, Series 2016-1A, Class A23 (d) 4.970% 5/25/46	434,500	453,886
TAL Advantage LLC, Series 2014-2A, Class A1 (d) 1.700% 5/20/39	23,053	23,014
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (d) 2.839% 10/13/29	320,000	325,519
Textainer Marine Containers Ltd., Series 2017-2A, Class A (d) 3.520% 6/20/42	221,049	219,629
Textainer Marine Containers V Ltd., Series 2017-1A, Class A (d) 3.720% 5/20/42	286,319	288,842
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (d) 3.177% 12/15/20	230,000	231,071
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 (d) 3.736% 8/15/47	140,000	138,697
Triton Container Finance IV LLC, Series 2017-2A, Class A (d) 3.620% 8/20/42	572,408	573,018
Triton Container Finance VI LLC, Series 2017-1A, Class A (d) 3.520% 6/20/42	180,942	178,329
VSE VOI Mortgage LLC, Series 2016-A, Class B (d) 2.740% 7/20/33	91,039	89,936
Welk Resorts LLC, Series 2017-AA, Class B (d) 3.410% 6/15/33	242,213	239,827
Wendys Funding LLC, Series 2015-1A, Class A2I (d) 3.371% 6/15/45	366,563	367,118
Wendys Funding LLC, Series 2015-1A, Class A2II (d) 4.080% 6/15/45	322,575	330,214
Wendys Funding LLC, Series 2015-1A, Class A23 (d) 4.497% 6/15/45	342,125	348,495
Westgate Resorts LLC, Series 2014-1A, Class A (d) 2.150% 12/20/26	76,842	76,000
Westgate Resorts LLC, Series 2017-1A, Class A (d) 3.050% 12/20/30	224,551	224,129

		34,543,820

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 8.5%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (d) 2.428% 12/27/44	$470,000	$469,442
Access Group, Inc., Series 2006-1, Class B, 3 mo. USD LIBOR + .450%, FRN 1.912% 8/25/37	523,774	471,457
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (d) 3.052% 7/25/58	130,000	112,245
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS, FRN 1.699% 7/01/39	397,650	392,291
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.550% 7/01/38	26,664	25,138
Commonbond Student Loan Trust, Series 2017-AGS, Class C (d) 5.280% 5/25/41	450,000	457,091
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (d) 2.500% 1/25/30	187,898	177,359
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (d) 2.890% 6/25/40	238,209	238,706
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (d) 3.060% 7/25/31	115,032	115,029
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (d) 3.070% 10/25/44	712,581	719,707
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (d) 3.238% 10/27/31	105,390	107,640
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (d) 2.720% 1/25/41	267,958	265,115
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (d) 3.602% 2/26/35	277,247	278,192
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (d) 2.902% 7/26/66	518,176	522,964
EdLinc Student Loan Funding Trust, Series 2017-A, Class A (Acquired 12/22/17, Cost $595,828), FRN (a) (b) (d) (e) (f) 3.350% 12/01/47	600,000	595,828

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2004-A, Class 2B, 3 mo. USD LIBOR + .530%, FRN 1.905% 1/27/42	$59,286	$59,296
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900%, FRN 2.362% 11/25/36	46,949	46,989
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (d) (e) 2.352% 7/26/66	378,702	380,007
Navient Student Loan Trust, Series 2017-4A, Class A3, 1 mo. USD LIBOR + 1.000%, FRN (d) 2.552% 9/27/66	400,000	403,816
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (d) 2.702% 7/26/66	800,000	819,036
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (d) 2.852% 3/25/66	2,140,000	2,200,432
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (d) 3.078% 12/26/40	165,916	166,242
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (d) 3.600% 12/26/40	185,833	183,429
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.925% 6/25/41	180,657	155,355
Nelnet Student Loan Trust, Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000%, FRN (d) 2.328% 6/25/42	150,000	136,974
Nelnet Student Loan Trust, Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000%, FRN (d) 2.329% 11/25/36	200,000	177,884
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 2.347% 3/22/32	150,000	140,852
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (d) 2.828% 6/25/41	100,000	90,852
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (d) 2.828% 5/26/54	100,000	90,974

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (d) 2.829% 10/25/47	$440,000	$404,412
Pennsylvania Higher Education Assistance Agency, Series 2015-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (d) 3.052% 4/25/45	130,000	119,969
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (d) 2.502% 11/25/65	497,061	497,950
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.809% 7/15/36	190,000	180,918
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 0.500% 3/15/28	100,000	100,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 0.500% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.517% 4/25/40	151,931	139,205
SLM Student Loan Trust, Series 2006-4, Class B, 3 mo. USD LIBOR + .200%, FRN 1.567% 1/25/70	215,635	202,161
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.577% 10/25/40	183,521	173,035
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 1.667% 1/25/41	115,251	105,776
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.837% 10/25/64	148,444	129,997
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (d) 1.917% 10/25/64	700,000	692,374
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.828% 6/25/43	310,000	304,028
SLM Student Loan Trust, Series 2013-1, Class B,, 1 mo. USD LIBOR + 1.800%, FRN 3.128% 11/25/70	381,000	375,199

	Principal Amount	Value
SLM Student Loan Trust, Series 2002-7, Class B, 28 day ARS, FRN 4.892% 12/15/39	$600,000	$599,588
SMB Private Education Loan Trust, Series 2016-B, Class A2A (d) 2.430% 2/17/32	228,000	224,018
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $562,750) (a) (d) (f) 0.000% 3/25/33	200	400,000
SoFi Professional Loan Program LLC, Series 2017-D, Class R1 (Acquired 7/19/17, Cost $565,900) (a) (d) (f) 0.000% 9/25/40	1,000,000	565,900
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (d) 2.490% 1/25/36	250,000	248,517
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (d) 2.740% 10/25/32	300,000	296,656
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 (d) 3.020% 10/25/27	34,799	34,925
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (d) 3.302% 8/25/36	95,390	97,711
SoFi Professional Loan Program LLC, Series 2017-D, Class BFX (d) 3.610% 9/25/40	500,000	485,721
SoFi Professional Loan Program LLC, Series 2017-C, Class C, VRN (d) (e) 4.210% 7/25/40	180,000	173,342
SoFi Professional Loan Program LLC, Series 2017-A, Class C, VRN (d) (e) 4.430% 3/26/40	170,000	171,473
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.861% 8/01/35	550,000	535,519
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%, FRN 3.052% 1/25/36	149,878	150,612

		17,459,348

WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN (e) 3.810% 8/25/34	31,737	31,946
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (e) 3.445% 2/25/34	10,494	10,770

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (e) 3.887% 9/25/33	$4,275	$3,981
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (e) 3.596% 8/25/34	4,901	4,936
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (e) 3.190% 8/25/34	30,424	29,655
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (d) (e) 3.500% 1/25/47	509,993	513,035
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (e) 3.525% 2/25/34	2,838	2,764
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (e) 3.588% 7/25/33	1,879	1,935
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (e) 3.500% 2/25/34	118	126
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (e) 3.494% 3/25/34	15,142	15,613
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.463% 4/25/44	42,515	42,829

		657,590

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,429,172)		57,766,388

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	100,000	106,100
Colombia Government International Bond 6.125% 1/18/41	440,000	531,300
Mexico Government International Bond 6.750% 9/27/34	375,000	487,500
Mexico Government International Bond 4.750% 3/08/44	554,000	560,094

		1,684,994

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,656,956)		1,684,994

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 20.5%
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	$215,082	$217,966
Series 4290, Class CA 3.500% 12/15/38	138,248	141,778
Series 2617, Class Z 5.500% 5/15/33	117,387	129,436
Series 2693, Class Z 5.500% 10/15/33	209,783	226,062
Series 3423, Class PB 5.500% 3/15/38	59,465	64,489
Series 2178, Class PB 7.000% 8/15/29	13,131	14,589
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	107,520	111,128
Series 2014-48, Class AB 4.000% 10/25/40	199,259	206,733
Series 2007-32, Class Z 5.500% 4/25/37	91,172	99,008
Series 2010-60, Class HJ 5.500% 5/25/40	46,182	49,349
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	56,428	60,874

		1,321,412

Pass-Through Securities — 19.9%
Federal Home Loan Mortgage Corp.
Pool #Q41916 3.500% 7/01/46	294,840	305,344
Pool #Q42045 3.500% 7/01/46	116,916	121,081
Pool #Q44275 3.500% 11/01/46	236,086	244,497
Pool #Q44277 3.500% 11/01/46	53,289	55,045
Pool #Q52216 3.500% 11/01/47	697,012	716,398
Pool #V83655 3.500% 12/01/47	1,871,648	1,923,703
Pool #V83763 3.500% 12/01/47	2,272,548	2,335,753
Pool #Q52868 3.500% 12/01/47	950,000	976,422
Pool #Q47742 4.000% 4/01/47	217,965	230,558
Pool #Q47730 4.000% 4/01/47	262,807	277,990

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #V83764 4.000% 12/01/47	$1,198,866	$1,258,575
Pool #V83796 4.000% 12/01/47	2,850,000	2,986,600
Pool #Q52834 4.000% 12/01/47	260,000	272,462
Pool #C03537 4.500% 8/01/40	188,060	202,164
Pool #G06057 4.500% 10/01/40	167,493	179,689
Pool #G60485 4.500% 10/01/41	199,262	213,708
Pool #G60172 4.500% 9/01/43	209,527	225,340
Pool #Q48208 4.500% 5/01/47	143,361	152,971
Pool #Q48869 4.500% 6/01/47	1,379,434	1,468,235
Pool #G11476 5.000% 11/01/18	2,914	2,939
Pool #B16010 5.000% 8/01/19	162	165
Pool #B17058 5.000% 9/01/19	501	512
Pool #B18677 5.000% 1/01/20	303	310
Pool #G01311 7.000% 9/01/31	1,094	1,267
Pool #C80207 7.500% 9/01/24	873	971
Pool #C00530 7.500% 7/01/27	881	1,010
Pool #C00563 7.500% 11/01/27	3,090	3,552
Pool #C00612 7.500% 4/01/28	193	221
Pool #C55867 7.500% 2/01/30	3,837	4,333
Federal Home Loan Mortgage Corp. TBA Pool #648 3.500% 1/01/45 (g)	975,000	1,001,508
Federal National Mortgage Association
Pool #AR3007 3.000% 2/01/43	234,072	235,407
Pool #725692 1 year CMT + 2.140%, FRN 3.229% 10/01/33	70,540	72,916
Pool #888586 1 year CMT + 2.210%, FRN 3.282% 10/01/34	152,597	160,616
Pool #AS1304 3.500% 12/01/28	268,106	277,866

	Principal Amount	Value
Pool #AV1897 3.500% 12/01/28	$44,804	$46,435
Pool #AV2325 3.500% 12/01/28	141,933	147,100
Pool #BH5155 3.500% 9/01/47	2,233,969	2,295,578
Pool #CA0770 3.500% 11/01/47	1,921,055	1,974,334
Pool #MA3210 3.500% 12/01/47	323,966	332,951
Pool #AX0120 4.000% 9/01/39	96,758	101,501
Pool #BH9008 4.000% 8/01/47	49,742	52,064
Pool #CA0181 4.000% 8/01/47	2,229,826	2,333,914
Pool #BH9011 4.000% 9/01/47	224,058	234,517
Pool #CA0620 4.000% 10/01/47	199,359	208,728
Pool #BF0094 4.000% 5/01/56	1,147,230	1,207,235
Pool #BF0105 4.000% 6/01/56	581,212	611,612
Pool #AH6787 4.500% 3/01/41	155,698	167,418
Pool #CA0185 4.500% 8/01/47	983,563	1,049,761
Pool #735010 5.000% 11/01/19	29,077	29,576
Pool #AD6437 5.000% 6/01/40	91,138	99,476
Pool #AD6996 5.000% 7/01/40	602,465	651,462
Pool #AL8173 5.000% 2/01/44	239,778	258,979
Pool #575579 7.500% 4/01/31	8,181	9,530
Pool #535996 7.500% 6/01/31	1,117	1,303
Federal National Mortgage Association TBA
Pool #1963 3.500% 10/01/44 (g)	2,150,000	2,208,285
Pool #9174 4.000% 3/01/44 (g)	750,000	784,453
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	397,508	413,051
Pool #BF1053 3.500% 12/15/47	350,000	362,646
Pool #579140 6.500% 1/15/32	800	915

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #587280 6.500% 9/15/32	$1,154	$1,312
Pool #550659 6.500% 9/15/35	73,393	84,683
Pool #538689 6.500% 12/15/35	16,515	19,083
Pool #780651 7.000% 10/15/27	1,270	1,449
Pool #462384 7.000% 11/15/27	702	798
Pool #482668 7.000% 8/15/28	1,031	1,186
Pool #506804 7.000% 5/15/29	6,240	7,031
Pool #506914 7.000% 5/15/29	5,017	5,244
Pool #581417 7.000% 7/15/32	1,970	2,292
Pool #423836 8.000% 8/15/26	929	1,075
Pool #444619 8.000% 3/15/27	7,489	8,607
Government National Mortgage Association II
Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	43,508	44,830
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	57,411	59,105
Pool #784026 3.500% 12/20/44	440,913	456,706
Pool #BC4641 3.500% 9/20/47	447,940	463,741
Pool #MA4778 3.500% 10/20/47	2,338,633	2,421,855
Pool #BC4885 3.500% 11/20/47	698,882	724,680
Pool #BD6940 3.500% 12/20/47	425,000	440,058
Pool #AC2985 4.000% 10/20/47	124,658	130,624
Government National Mortgage Association II TBA
Pool #207 3.500% 5/01/45 (g)	3,100,000	3,206,078
Pool #232 4.000% 12/01/44 (g)	1,075,000	1,120,855

		40,694,244

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $42,207,306)		42,015,656

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bonds & Notes — 7.9%
U.S. Treasury Bond 2.500% 5/15/46	$3,800,000	$3,615,641
U.S. Treasury Bond (h) 3.500% 2/15/39	1,455,000	1,661,428
U.S. Treasury Note 1.625% 11/30/20	4,200,000	4,158,000
U.S. Treasury Note 1.625% 8/31/22	6,900,000	6,729,926

		16,164,995

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,077,683)		16,164,995

TOTAL BONDS & NOTES (Cost $196,126,605)		198,866,127

TOTAL PURCHASED OPTIONS (#) — 0.6% (Cost $1,225,323)		1,169,253

	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (c)	150	3,822

TOTAL WARRANTS (Cost $0)		3,822

TOTAL LONG-TERM INVESTMENTS (Cost $197,603,960)		200,302,409

	Principal Amount
SHORT-TERM INVESTMENTS — 13.7%
Commercial Paper — 13.7%
Agrium, Inc. 1.928% 1/12/18	$900,000	899,403
Bell Canada (d) 1.606% 2/02/18	1,000,000	998,266
Cardinal Health, Inc. (d) 2.029% 1/02/18	1,950,000	1,949,638
Carnival Corp. (d) 1.718% 2/05/18	2,000,000	1,996,295
Dominion Resources, Inc. (d) 1.516% 1/16/18	1,000,000	999,141

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Dominion Resources, Inc. (d) 1.577% 1/30/18	$1,000,000	$998,444
Entergy Corp. (d) 1.526% 1/08/18	2,000,000	1,998,937
Enterprise Products Operating LLC (d) 1.596% 1/29/18	650,000	649,020
Eversource Energy (d) 1.927% 1/08/18	2,000,000	1,999,037
Harley-Davidson, Inc. (d) 1.485% 1/19/18	900,000	899,094
Hewlett Packard Enterprise Co. (d) 1.726% 1/04/18	1,000,000	999,762
HP, Inc. (d) 1.535% 1/02/18	2,000,000	1,999,683
Molex Electronic Technologies (d) 1.727% 1/16/18	850,000	849,185
Nasdaq, Inc. (d) 1.608% 1/18/18	1,900,000	1,898,202
Public Sevice Enterprise Group, Inc. (d) 1.576% 1/22/18	1,450,000	1,448,324
Rogers Communications (d) 1.525% 1/11/18	1,000,000	999,385
Southern Co. Gas Capital (d) 1.545% 1/09/18	1,000,000	999,482
Spectra Energy Partners (d) 1.929% 1/18/18	2,000,000	1,998,085
Suncor Energy, Inc. (d) 1.659% 3/05/18	1,500,000	1,495,110
WPP CP Finance PLC (d) 1.706% 1/02/18	1,000,000	999,815
WPP CP Finance PLC (d) 1.903% 2/14/18	1,000,000	997,701

		28,072,009

TOTAL SHORT-TERM INVESTMENTS (Cost $28,074,710)		28,072,009

TOTAL INVESTMENTS — 111.5% (Cost $225,678,670) (i)		228,374,418

Other Assets/(Liabilities) — (11.5)%		(23,569,977)

NET ASSETS — 100.0%		$204,804,441

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $1,040,442 or 0.51% of net assets.
(c)	Non-income producing security.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $92,091,378 or 44.97% of net assets.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2017.
(f)	Restricted security. Certain securities are restricted as to resale. At December 31, 2017, these securities amounted to a value of $1,561,728 or 0.76% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

(#) The Fund had the following open Purchased Swaptions contracts at December 31, 2017:

Purchased Swaptions

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	8,070,000	USD	8,070,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$403,438	$392,277	$(11,161)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Barclays Bank PLC	16,440,000	USD	16,440,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$821,885	$776,976	$(44,909)

							$1,225,323	$1,169,253	$(56,070)

The Fund had the following open Forward contracts at December 31, 2017:

Forward Contracts

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
COP	304,521,000	Bank of America N.A.	1/09/18	$99,562	$2,417
EGP	923,294	Bank of America N.A.	1/16/18	51,002	711

				150,564	3,128

NGN	37,638,000	BNP Paribas SA	3/06/18	102,000	158

EGP	923,294	Goldman Sachs International	1/16/18	51,025	688
EUR	428,235	Goldman Sachs International	1/16/18	508,503	5,705
JPY	28,099,380	Goldman Sachs International	1/23/18	251,294	(1,688)
MXN	9,161,951	Goldman Sachs International	1/09/18	495,217	(29,784)
MYR	2,158,513	Goldman Sachs International	1/23/18	513,016	19,947
NZD	73,856	Goldman Sachs International	1/23/18	50,455	1,874
PHP	6,488,550	Goldman Sachs International	1/23/18	124,996	4,872
RUB	6,155,180	Goldman Sachs International	1/16/18	102,000	4,717
SEK	841,069	Goldman Sachs International	1/16/18	101,000	1,609
SGD	138,402	Goldman Sachs International	1/23/18	102,089	1,426
TRY	283,149	Goldman Sachs International	1/16/18	72,000	2,386

				2,371,595	11,752

TRY	920,425	HSBC Bank USA	1/16/18	244,068	(2,265)

CHF	121,181	JP Morgan Chase Bank N.A.	1/16/18	122,000	2,462
GHS	452,880	JP Morgan Chase Bank N.A.	1/16/18	101,315	(1,811)
KZT	86,692,000	JP Morgan Chase Bank N.A.	1/23/18	255,842	3,680
MXN	696,932	JP Morgan Chase Bank N.A.	1/09/18	36,000	(595)
NZD	103,054	JP Morgan Chase Bank N.A.	1/23/18	72,291	726

				587,448	4,462

				$3,455,675	$17,235

Contracts to Deliver
CLP	33,489,300	Bank of America N.A.	1/09/18	$52,532	$(1,887)
CNH	674,700	Bank of America N.A.	1/23/18	101,000	(2,484)
EUR	172,004	Bank of America N.A.	1/16/18	204,000	(2,535)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
INR	3,244,000	Bank of America N.A.	1/23/18		$50,000	$(711)
KRW	111,934,800	Bank of America N.A.	1/23/18		102,000	(2,600)
PHP	6,488,550	Bank of America N.A.	1/23/18		124,469	(5,399)

					634,001	(15,616)

CHF	247,166	Barclays Bank PLC	1/16/18		255,378	1,521

ILS	538,975	Deutsche Bank AG	1/16/18		154,772	(196)

AUD	130,293	Goldman Sachs International	1/23/18		98,720	(2,942)
CLP	33,489,300	Goldman Sachs International	1/09/18		53,051	(1,368)
MYR	1,105,110	Goldman Sachs International	1/23/18		270,000	(2,865)
NZD	176,911	Goldman Sachs International	1/23/18		126,444	1,098
SGD	138,402	Goldman Sachs International	1/23/18		101,602	(1,913)

					649,817	(7,990)

COP	304,521,000	JP Morgan Chase Bank N.A.	1/09/18		102,034	55
EUR	266,059	JP Morgan Chase Bank N.A.	1/16/18		314,585	(4,888)
INR	6,692,005	JP Morgan Chase Bank N.A.	1/23/18		101,888	(2,724)
MXN	319,667	JP Morgan Chase Bank N.A.	1/09/18		17,000	761
NZD	149,057	JP Morgan Chase Bank N.A.	1/23/18		102,000	(3,612)

					637,507	(10,408)

					$2,331,475	$(32,689)

Cross Currency Forwards
EUR	127,000	Bank of America N.A.	3/06/18	CZK	3,261,360	$(688)
HRK	647,417	Bank of America N.A.	1/16/18	EUR	86,000	1,346

						658

HUF	54,114,000	Barclays Bank PLC	1/16/18	EUR	174,359	(261)

EUR	16,000	Deutsche Bank AG	3/06/18	CZK	417,944	(420)

CZK	2,440,473	HSBC Bank USA	3/06/18	EUR	92,000	4,168
PLN	928,863	HSBC Bank USA	1/16/18	EUR	215,290	8,333

						12,501

CZK	3,765,844	JP Morgan Chase Bank N.A.	3/06/18	EUR	141,000	7,591
EUR	10,000	JP Morgan Chase Bank N.A.	3/06/18	CZK	260,238	(216)

						7,375

						$19,853

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	3/20/18	42	$6,978,108	$63,454
U.S. Treasury Note 2 Year	3/29/18	106	22,750,606	(55,012)
U.S. Treasury Note 5 Year	3/29/18	52	6,071,151	(30,620)

				$(22,178)

Futures Contract — Short
U.S. Treasury Ultra 10 Year	3/20/18	4	$(530,987)	$(3,263)

The Fund had the following open Swap agreements at December 31, 2017:

Swaps

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	450,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(66,122)	$278	$(65,844)
Goldman Sachs International	USD	380,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(22,693)	(32,908)	(55,601)
Goldman Sachs International	USD	140,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(9,267)	(11,217)	(20,484)

							$(98,082)	$(43,847)	$(141,929)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedis
HRK	Croatian Kuna
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	New Turkish Lira
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b) (c)	329,969	$9,899

TOTAL COMMON STOCK (Cost $37,351)		9,899

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.4%
Agriculture — 0.4%
Pinnacle Agriculture Holdings LLC (c)	2,011,244	1,830,232

TOTAL PREFERRED STOCK (Cost $1,282,342)		1,830,232

TOTAL EQUITIES (Cost $1,319,693)		1,840,131

	Principal Amount
BONDS & NOTES — 96.5%

BANK LOANS — 4.9%
Coal — 0.4%
Murray Energy Corp., Term Loan B2 3 mo. LIBOR + 7.250%, VRN 8.943% 4/16/20	$2,232,097	1,958,665

Foods — 0.1%
Del Monte Foods, Inc., 1st Lien Term Loan 3 mo. LIBOR + 3.250%, VRN 4.701% 2/18/21	829,013	658,476

Health Care – Services — 1.4%
Centene Corp., Bridge Term Loan VRN (a) (b) (d) (f) 3.500% 9/13/18	7,000,000	6,982,500

Oil & Gas — 2.1%
Gulf Finance LLC, Term Loan B 3 mo. LIBOR + 5.250%, VRN 6.950% 8/25/23	1,562,292	1,398,908
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 3 mo. LIBOR + 7.500%, VRN 9.100% 4/15/20	5,254,429	4,650,169
Fieldwood Energy LLC, 2nd Lien Term Loan 3 mo. LIBOR + 7.125%, VRN 8.818% 9/30/20	2,963,034	950,630
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 3 mo. LIBOR + 7.125%, VRN 8.818% 9/30/20	1,286,561	883,443

	Principal Amount	Value
Fieldwood Energy LLC, New 1st Lien Term Loan 3 mo. LIBOR + 7.000%, VRN 8.693% 8/31/20	$2,255,879	$2,030,291

		9,913,441

Software — 0.9%
Almonde, Inc., USD 2nd Lien Term Loan 3 mo. LIBOR + 7.250%, VRN 8.729% 6/13/25	4,233,302	4,234,360

TOTAL BANK LOANS (Cost $25,713,289)		23,747,442

CORPORATE DEBT — 91.6%
Aerospace & Defense — 1.8%
Moog, Inc. (e) 5.250% 12/01/22	948,000	981,180
TransDigm, Inc. 6.375% 6/15/26	4,226,000	4,268,260
Triumph Group, Inc. 4.875% 4/01/21	1,501,000	1,474,733
Triumph Group, Inc. 5.250% 6/01/22	336,000	329,280
Triumph Group, Inc. (e) 7.750% 8/15/25	1,700,000	1,804,125

		8,857,578

Agriculture — 0.6%
Pinnacle Operating Corp. (e) 9.000% 5/15/23	2,930,270	2,725,151

Airlines — 0.9%
American Airlines Group, Inc. (e) 5.500% 10/01/19	4,258,000	4,375,095

Apparel — 0.3%
Perry Ellis International, Inc. 7.875% 4/01/19	1,386,000	1,386,000

Auto Manufacturers — 2.2%
Deck Chassis Acquisition, Inc. (e) 10.000% 6/15/23	6,676,000	7,427,050
JB Poindexter & Co., Inc. (e) 9.000% 4/01/22	3,232,000	3,353,200

		10,780,250

Auto Parts & Equipment — 0.9%
Allison Transmission, Inc. (e) 5.000% 10/01/24	727,000	749,719
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	1,505,000	1,551,805
International Automotive Components Group SA (e) 9.125% 6/01/18	2,196,000	2,174,040

		4,475,564

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 2.1%
James Hardie International Finance DAC (e) 4.750% 1/15/25	$702,000	$707,265
James Hardie International Finance DAC (e) 5.000% 1/15/28	2,402,000	2,420,015
Jeld-Wen, Inc. (e) 4.625% 12/15/25	418,000	421,135
Jeld-Wen, Inc. (e) 4.875% 12/15/27	625,000	631,250
Louisiana-Pacific Corp. 4.875% 9/15/24	2,102,000	2,170,315
Standard Industries, Inc. (e) 4.750% 1/15/28	4,000,000	4,009,240

		10,359,220

Chemicals — 3.8%
A Schulman, Inc. 6.875% 6/01/23	4,148,000	4,313,920
The Chemours Co. 5.375% 5/15/27	746,000	772,110
The Chemours Co. 7.000% 5/15/25	1,424,000	1,545,040
Consolidated Energy Finance SA (e) 6.750% 10/15/19	3,192,000	3,247,860
Consolidated Energy Finance SA (e) 6.875% 6/15/25	2,225,000	2,358,500
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (e) 8.375% 12/01/22	3,800,000	3,838,000
Platform Specialty Products Corp. (e) 5.875% 12/01/25	1,533,000	1,521,502
Platform Specialty Products Corp. (e) 6.500% 2/01/22	864,000	893,160

		18,490,092

Coal — 1.8%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. (e) 7.500% 5/01/25	3,803,000	4,040,687
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (e) 7.500% 6/15/25	3,410,000	3,563,450
Warrior Met Coal, Inc. (e) 8.000% 11/01/24	1,257,000	1,297,853

		8,901,990

Commercial Services — 4.9%
Booz Allen Hamilton, Inc. (e) 5.125% 5/01/25	2,403,000	2,409,007

	Principal Amount	Value
Cardtronics, Inc./Cardtronics USA, Inc. (e) 5.500% 5/01/25	$1,939,000	$1,749,948
CSVC Acquisition Corp. (e) 7.750% 6/15/25	3,695,000	3,528,725
The Hertz Corp. (e) 7.625% 6/01/22	4,157,000	4,354,457
KAR Auction Services, Inc. (e) 5.125% 6/01/25	2,200,000	2,255,000
Prime Security Services Borrower LLC/Prime Finance, Inc. (e) 9.250% 5/15/23	4,417,000	4,902,870
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	2,495,000	2,445,100
United Rentals North America, Inc. 4.625% 10/15/25	887,000	893,653
United Rentals North America, Inc. 4.875% 1/15/28	1,303,000	1,309,515

		23,848,275

Computers — 0.7%
Dell International LLC/EMC Corp. (e) 7.125% 6/15/24	1,319,000	1,444,126
Dell, Inc. 6.500% 4/15/38	1,907,000	1,940,372

		3,384,498

Diversified Financial Services — 4.3%
Aircastle Ltd. 4.125% 5/01/24	2,965,000	3,009,475
Aircastle Ltd. 5.000% 4/01/23	269,000	283,459
Aircastle Ltd. 5.500% 2/15/22	269,000	288,166
Alliance Data Systems Corp. (e) 5.875% 11/01/21	5,000,000	5,125,000
Ally Financial, Inc. 3.250% 11/05/18	500,000	501,250
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,827,500
LPL Holdings, Inc. (e) 5.750% 9/15/25	4,000,000	4,070,000
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (e) 6.750% 6/01/25	2,168,000	2,189,680
VFH Parent LLC/Orchestra Co-Issuer, Inc. (e) 6.750% 6/15/22	2,598,000	2,734,395

		21,028,925

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.6%
NextEra Energy Operating Partners LP (e) 4.250% 9/15/24	$707,000	$719,373
NRG Energy, Inc. 6.625% 1/15/27	1,712,000	1,810,440
NRG Energy, Inc. 7.250% 5/15/26	4,738,000	5,158,450

		7,688,263

Engineering & Construction — 0.8%
Zachry Holdings, Inc. (e) 7.500% 2/01/20	3,639,000	3,693,585

Entertainment — 1.1%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26	1,346,000	1,325,810
AMC Entertainment Holdings, Inc. (e) 6.125% 5/15/27	269,000	266,983
WMG Acquisition Corp. (e) 5.000% 8/01/23	634,000	656,190
WMG Acquisition Corp. (e) 6.750% 4/15/22	2,750,000	2,873,750

		5,122,733

Foods — 3.9%
C&S Group Enterprises LLC (e) 5.375% 7/15/22	4,365,000	4,114,012
JBS USA LUX SA/JBS USA Finance, Inc. (e) 5.875% 7/15/24	2,234,000	2,158,603
JBS USA LUX SA/JBS USA Finance, Inc. (e) 8.250% 2/01/20	3,369,000	3,379,107
KeHE Distributors LLC/KeHE Finance Corp. (e) 7.625% 8/15/21	3,250,000	3,258,125
Pilgrim’s Pride Corp. (e) 5.875% 9/30/27	1,790,000	1,843,700
Post Holdings, Inc. (e) 5.500% 3/01/25	1,088,000	1,126,080
Post Holdings, Inc. (e) 5.625% 1/15/28	1,641,000	1,649,697
Post Holdings, Inc. (e) 5.750% 3/01/27	1,346,000	1,369,555

		18,898,879

Forest Products & Paper — 0.2%
Appvion, Inc. (e) 9.000% 6/01/20	5,428,000	814,200

Gas — 0.7%
LBC Tank Terminals Holding Netherlands BV (e) 6.875% 5/15/23	3,188,000	3,319,505

	Principal Amount	Value
Hand & Machine Tools — 0.9%
Apex Tool Group LLC (e) 7.000% 2/01/21	$4,524,000	$4,354,350

Health Care – Products — 3.3%
Avantor, Inc. (e) 6.000% 10/01/24	2,323,000	2,314,289
Avantor, Inc. (e) 9.000% 10/01/25	4,981,000	4,906,285
Halyard Health, Inc. 6.250% 10/15/22	3,824,000	3,957,840
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA (e) 6.625% 5/15/22	4,011,000	4,031,055
Teleflex, Inc. 4.625% 11/15/27	666,000	671,694

		15,881,163

Health Care – Services — 2.8%
CHS/Community Health Systems, Inc. 6.250% 3/31/23	1,841,000	1,656,900
HCA, Inc. 4.500% 2/15/27	1,500,000	1,507,500
HCA, Inc. 5.250% 4/15/25	1,159,000	1,225,643
HCA, Inc. 5.875% 2/15/26	2,241,000	2,369,857
RegionalCare Hospital Partners Holdings, Inc. (e) 8.250% 5/01/23	2,618,000	2,761,990
Tenet Healthcare Corp. (e) 4.625% 7/15/24	1,125,000	1,096,875
Tenet Healthcare Corp. 8.125% 4/01/22	1,050,000	1,068,375
West Street Merger Sub, Inc. (e) 6.375% 9/01/25	1,763,000	1,767,407

		13,454,547

Home Builders — 1.3%
Brookfield Residential Properties, Inc. (e) 6.375% 5/15/25	897,000	950,820
Brookfield Residential Properties, Inc. (e) 6.500% 12/15/20	2,230,000	2,274,600
M/I Homes, Inc. 5.625% 8/01/25	1,629,000	1,653,305
M/I Homes, Inc. 6.750% 1/15/21	1,262,000	1,306,170

		6,184,895

Insurance — 1.6%
Acrisure LLC/Acrisure Finance, Inc. (e) 7.000% 11/15/25	1,987,000	1,914,991

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AssuredPartners, Inc. (e) 7.000% 8/15/25	$1,871,000	$1,861,645
USIS Merger Sub, Inc. (e) 6.875% 5/01/25	1,088,000	1,098,880
York Risk Services Holding Corp. (e) 8.500% 10/01/22	2,879,000	2,807,025

		7,682,541

Internet — 1.5%
TIBCO Software, Inc. (e) 11.375% 12/01/21	6,661,000	7,256,360

Iron & Steel — 2.3%
Allegheny Technologies, Inc. 5.950% 1/15/21	4,169,000	4,252,380
ArcelorMittal 7.250% 3/01/41	2,707,000	3,424,355
Big River Steel LLC/BRS Finance Corp. (e) 7.250% 9/01/25	2,040,000	2,157,300
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (e) 6.375% 5/01/22	1,292,000	1,350,140

		11,184,175

Leisure Time — 2.0%
Brunswick Corp. 7.375% 9/01/23	650,000	752,014
Brunswick Corp. 7.125% 8/01/27	4,693,000	5,617,982
Carlson Travel, Inc. (e) 6.750% 12/15/23	1,299,000	1,175,595
Carlson Travel, Inc. (e) 9.500% 12/15/24	2,423,000	1,950,515

		9,496,106

Lodging — 1.0%
Interval Acquisition Corp. 5.625% 4/15/23	2,917,000	3,019,095
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (e) 5.250% 5/15/27	1,655,000	1,677,756

		4,696,851

Media — 9.2%
Altice Financing SA (e) 6.625% 2/15/23	2,100,000	2,198,910
Altice Finco SA (e) 8.125% 1/15/24	1,094,000	1,143,230
Altice Luxembourg SA (e) 7.625% 2/15/25	4,460,000	4,270,450
AMC Networks, Inc. 4.750% 8/01/25	1,969,000	1,951,771
Block Communications, Inc. (e) 6.875% 2/15/25	2,096,000	2,195,560

	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp. (e) 5.000% 2/01/28	$3,989,000	$3,879,302
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	879,000	903,173
CCO Holdings LLC/CCO Holdings Capital Corp. (e) 5.875% 4/01/24	2,700,000	2,814,750
CCO Holdings LLC/CCO Holdings Capital Corp. (e) 5.875% 5/01/27	1,649,000	1,698,470
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	2,949,000	2,890,020
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	2,000,000	1,957,500
DISH DBS Corp. 7.750% 7/01/26	2,571,000	2,702,764
LIN Television Corp. 5.875% 11/15/22	3,000,000	3,120,000
Midcontinent Communications/Midcontinent Finance Corp. (e) 6.875% 8/15/23	1,624,000	1,723,470
SFR Group SA (e) 6.000% 5/15/22	3,509,000	3,552,862
Sirius XM Radio, Inc. (e) 5.375% 4/15/25	1,951,000	2,031,479
Sirius XM Radio, Inc. (e) 5.375% 7/15/26	3,852,000	3,991,635
Unitymedia GmbH (e) 6.125% 1/15/25	1,000,000	1,055,000
Virgin Media Secured Finance PLC (e) 5.500% 8/15/26	701,000	718,525

		44,798,871

Mining — 2.0%
Constellium NV (e) 5.875% 2/15/26	1,020,000	1,039,125
Hecla Mining Co. 6.875% 5/01/21	2,433,000	2,493,825
Kinross Gold Corp. (e) 4.500% 7/15/27	2,214,000	2,227,837
Kinross Gold Corp. 5.950% 3/15/24	1,879,000	2,059,854
Kinross Gold Corp. 6.875% 9/01/41	1,276,000	1,443,475
Northwest Acquisitions ULC/Dominion Finco, Inc. (e) 7.125% 11/01/22	499,000	515,218

		9,779,334

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Miscellaneous – Manufacturing — 1.4%
Amsted Industries, Inc. (e) 5.375% 9/15/24	$2,454,000	$2,552,160
EnPro Industries, Inc. 5.875% 9/15/22	4,059,000	4,226,434

		6,778,594

Oil & Gas — 8.7%
Chesapeake Energy Corp. (e) 8.000% 1/15/25	2,946,000	2,975,460
Chesapeake Energy Corp. (e) 8.000% 6/15/27	1,000,000	960,000
Citgo Holding, Inc. (e) 10.750% 2/15/20	4,414,000	4,734,015
EP Energy LLC/Everest Acquisition Finance, Inc. (e) 8.000% 2/15/25	3,214,000	2,346,220
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	1,266,000	1,069,770
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. (e) 5.625% 2/15/26	1,390,000	1,435,175
Hilcorp Energy I LP/Hilcorp Finance Co. (e) 5.000% 12/01/24	1,280,000	1,267,200
Jupiter Resources, Inc. (e) 8.500% 10/01/22	7,357,000	4,561,340
Kosmos Energy Ltd. (e) 7.875% 8/01/21	6,535,000	6,682,037
Kosmos Energy Ltd. (e) 7.875% 8/01/21	499,000	510,228
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	2,436,000	2,533,440
PBF Holding Co. LLC/PBF Finance Corp. 7.250% 6/15/25	2,368,000	2,486,400
Rowan Cos., Inc. 4.750% 1/15/24	2,500,000	2,200,000
Rowan Cos., Inc. 7.375% 6/15/25	802,000	816,035
Sunoco LP/Sunoco Finance Corp. 5.500% 8/01/20	833,000	857,261
Sunoco LP/Sunoco Finance Corp. 6.250% 4/15/21	2,572,000	2,673,594
Transocean, Inc. 6.800% 3/15/38	685,000	549,713
Transocean, Inc. 9.350% 12/15/41	520,000	503,100
Tullow Oil PLC (e) 6.250% 4/15/22	3,153,000	3,164,981

		42,325,969

	Principal Amount	Value
Oil & Gas Services — 1.5%
Jonah Energy LLC/Jonah Energy Finance Corp. (e) 7.250% 10/15/25	$3,495,000	$3,521,213
Welltec A/S (e) 9.500% 12/01/22	3,500,000	3,517,500

		7,038,713

Packaging & Containers — 2.1%
Coveris Holdings SA (e) 7.875% 11/01/19	10,235,000	10,158,238

Pharmaceuticals — 3.0%
Catalent Pharma Solutions, Inc. (e) 4.875% 1/15/26	918,000	921,443
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (e) 6.000% 2/01/25	2,390,000	1,852,250
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (e) 7.500% 10/01/24	904,000	976,320
Valeant Pharmaceuticals International, Inc. (e) 5.500% 3/01/23	1,402,000	1,282,830
Valeant Pharmaceuticals International, Inc. (e) 5.500% 11/01/25	981,000	998,167
Valeant Pharmaceuticals International, Inc. (e) 5.875% 5/15/23	676,000	626,990
Valeant Pharmaceuticals International, Inc. (e) 6.125% 4/15/25	5,735,000	5,247,525
Valeant Pharmaceuticals International, Inc. (e) 6.500% 3/15/22	595,000	624,750
Valeant Pharmaceuticals International, Inc. (e) 7.000% 3/15/24	1,021,000	1,092,470
Valeant Pharmaceuticals International, Inc. (e) 9.000% 12/15/25	943,000	982,795

		14,605,540

Pipelines — 2.0%
Energy Transfer Equity LP 4.250% 3/15/23	4,862,000	4,825,535
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	2,125,000	2,151,563
Genesis Energy LP/Genesis Energy Finance Corp. 6.500% 10/01/25	2,834,000	2,876,510

		9,853,608

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 1.2%
The GEO Group, Inc. 6.000% 4/15/26	$1,887,000	$1,938,892
MPT Operating Partnership LP / MPT Finance Corp. 5.000% 10/15/27	2,337,000	2,380,819
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	1,426,000	1,458,085

		5,777,796

Retail — 2.8%
Beacon Escrow Corp. (e) 4.875% 11/01/25	2,246,000	2,254,422
Carrols Restaurant Group, Inc. 8.000% 5/01/22	1,512,000	1,591,380
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22	3,000,000	2,775,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	3,484,000	2,970,110
Penske Automotive Group, Inc. 5.500% 5/15/26	4,000,000	4,058,800

		13,649,712

Software — 0.7%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. (e) 6.000% 7/15/25	522,000	549,405
RP Crown Parent LLC (e) 7.375% 10/15/24	1,073,000	1,123,968
Veritas US, Inc./Veritas Bermuda Ltd. (e) 10.500% 2/01/24	1,549,000	1,610,960

		3,284,333

Telecommunications — 5.7%
Cincinnati Bell, Inc. (e) 7.000% 7/15/24	2,077,000	2,061,423
Digicel Group Ltd. (e) 8.250% 9/30/20	1,600,000	1,574,064
Digicel Ltd. (e) 6.000% 4/15/21	2,100,000	2,066,946
GCI, Inc. 6.875% 4/15/25	3,000,000	3,195,000
Hughes Satellite Systems Corp. 5.250% 8/01/26	1,961,000	2,000,220
Hughes Satellite Systems Corp. 6.625% 8/01/26	1,954,000	2,046,815
Sprint Corp. 7.250% 9/15/21	1,460,000	1,545,775
Sprint Corp. 7.875% 9/15/23	7,037,000	7,494,405
T-Mobile USA, Inc. 5.375% 4/15/27	1,125,000	1,199,531

	Principal Amount	Value
T-Mobile USA, Inc. 6.000% 4/15/24	$951,000	$1,008,060
T-Mobile USA, Inc. 6.500% 1/15/26	1,318,000	1,438,268
Telecom Italia SpA (e) 5.303% 5/30/24	2,109,000	2,251,357

		27,881,864

Toys, Games & Hobbies — 0.2%
Mattel, Inc. 6.750% 12/31/25 (e) 6.750% 12/31/25	1,161,000	1,176,615

Transportation — 1.8%
The Kenan Advantage Group, Inc. (e) 7.875% 7/31/23	6,839,000	7,078,365
Watco Cos. LLC/Watco Finance Corp. (e) 6.375% 4/01/23	1,822,000	1,885,770

		8,964,135

TOTAL CORPORATE DEBT (Cost $441,706,319)		444,414,113

TOTAL BONDS & NOTES (Cost $467,419,608)		468,161,555

TOTAL LONG-TERM INVESTMENTS (Cost $468,739,301)		470,001,686

SHORT-TERM INVESTMENTS — 3.5%
Commercial Paper — 0.6%
Mondelez International, Inc. (e) 1.876% 1/02/18	3,000,000	2,999,444

Time Deposit — 2.9%
Euro Time Deposit 0.120% 1/02/18	13,969,230	13,969,230

TOTAL SHORT-TERM INVESTMENTS (Cost $16,968,768)		16,968,674

TOTAL INVESTMENTS — 100.4% (Cost $485,708,069) (g)		486,970,360

Less Unfunded Loan Commitments — (1.4)%		(7,000,000)

NET INVESTMENTS — 99.0% (Cost $478,708,069)		479,970,360

Other Assets/(Liabilities) — 1.0%		4,974,061

NET ASSETS — 100.0%		$484,944,421

Abbreviation Legend

VRN	Variable Rate Note

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $6,992,399 or 1.44% of net assets.
(c)	Non-income producing security.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2017.
(e)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $290,932,897 or 59.99% of net assets.
(f)	Unfunded or partially unfunded loan commitments.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 65.0%

COMMON STOCK — 64.9%
Basic Materials — 1.7%
Chemicals — 1.3%
AdvanSix, Inc. (a)	700	$29,449
Air Products & Chemicals, Inc.	1,150	188,692
Albemarle Corp.	760	97,196
CF Industries Holdings, Inc.	5,625	239,288
The Chemours Co.	1,588	79,495
DowDuPont, Inc.	460	32,761
Eastman Chemical Co.	894	82,820
Huntsman Corp.	2,900	96,541
Ingevity Corp. (a)	3,100	218,457
International Flavors & Fragrances, Inc.	3	458
LyondellBasell Industries NV Class A	1,500	165,480
Monsanto Co.	969	113,160
PPG Industries, Inc.	8	935
Praxair, Inc.	974	150,658
The Sherwin-Williams Co.	7	2,870

		1,498,260

Forest Products & Paper — 0.0%
International Paper Co.	607	35,170

Iron & Steel — 0.0%
Nucor Corp.	61	3,878

Mining — 0.4%
Alcoa Corp. (a)	500	26,935
Freeport-McMoRan, Inc. (a)	10,448	198,094
Newmont Mining Corp.	4,984	187,000

		412,029

		1,949,337

Communications — 8.5%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	933	18,809
Omnicom Group, Inc.	798	58,118

		76,927

Internet — 5.1%
Alphabet, Inc. Class A (a)	1,624	1,710,721
Alphabet, Inc. Class C (a)	1,006	1,052,678
Amazon.com, Inc. (a)	536	626,836
eBay, Inc. (a)	3,165	119,447
Expedia, Inc.	743	88,989
F5 Networks, Inc. (a)	950	124,659
Facebook, Inc. Class A (a)	8,850	1,561,671
Liberty Expedia Holdings, Inc. Class A (a)	360	15,959
Liberty Ventures Series A (a)	540	29,290
Netflix, Inc. (a)	232	44,535
The Priceline Group, Inc. (a)	134	232,857

	Number of Shares	Value
Symantec Corp.	79	$2,217
TripAdvisor, Inc. (a)	43	1,482
VeriSign, Inc. (a)	2,379	272,253

		5,883,594

Media — 1.6%
Cable One, Inc.	158	111,129
CBS Corp. Class B	70	4,130
Charter Communications, Inc. Class A (a)	66	22,174
Comcast Corp. Class A	18,662	747,413
Discovery Communications, Inc. Class A (a)	4,300	96,234
Discovery Communications, Inc. Class C (a)	1,100	23,287
DISH Network Corp. Class A (a)	1,800	85,950
News Corp. Class A	11,930	193,385
Scripps Networks Interactive, Inc. Class A	1,224	104,505
Time Warner, Inc.	2,718	248,616
Tribune Media Co. Class A	600	25,482
Twenty-First Century Fox, Inc. Class A	2,921	100,862
Twenty-First Century Fox, Inc. Class B	1,300	44,356
Viacom, Inc. Class B	1,890	58,231
The Walt Disney Co.	2	215

		1,865,969

Telecommunications — 1.7%
AT&T, Inc.	27,330	1,062,590
CenturyLink, Inc.	54	901
Cisco Systems, Inc.	19,324	740,109
Juniper Networks, Inc.	3,848	109,668
Motorola Solutions, Inc.	534	48,242
Verizon Communications, Inc.	1,132	59,917

		2,021,427

		9,847,917

Consumer, Cyclical — 6.1%
Airlines — 0.8%
Alaska Air Group, Inc.	3,200	235,232
American Airlines Group, Inc.	4,300	223,729
Delta Air Lines, Inc.	2,000	112,000
Southwest Airlines Co.	1,566	102,495
United Continental Holdings, Inc. (a)	3,300	222,420

		895,876

Apparel — 0.5%
Hanesbrands, Inc.	5,800	121,278
Michael Kors Holdings Ltd. (a)	1,100	69,245
NIKE, Inc. Class B	84	5,254
Ralph Lauren Corp.	2,700	279,963

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	1,900	$140,600

		616,340

Auto Manufacturers — 0.5%
Ford Motor Co.	18,462	230,590
General Motors Co.	4,600	188,554
PACCAR, Inc.	1,934	137,469

		556,613

Auto Parts & Equipment — 0.4%
Adient PLC	2,400	188,880
Aptiv PLC	200	16,966
BorgWarner, Inc.	3,300	168,597
Delphi Technologies PLC (a)	66	3,463
The Goodyear Tire & Rubber Co.	1,061	34,281

		412,187

Distribution & Wholesale — 0.1%
Fastenal Co.	70	3,828
W.W. Grainger, Inc.	494	116,708

		120,536

Entertainment — 0.1%
The Madison Square Garden Co. Class A (a)	790	166,571

Home Builders — 0.2%
D.R. Horton, Inc.	3,159	161,330
PulteGroup, Inc.	2,574	85,586

		246,916

Home Furnishing — 0.0%
Leggett & Platt, Inc.	95	4,534
Whirlpool Corp.	184	31,030

		35,564

Housewares — 0.0%
Newell Brands, Inc.	83	2,565

Leisure Time — 0.3%
Harley-Davidson, Inc.	5,108	259,895
Royal Caribbean Cruises Ltd.	560	66,797

		326,692

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	1,800	143,748
Marriott International, Inc. Class A	2,061	279,739
Wyndham Worldwide Corp.	162	18,771
Wynn Resorts Ltd.	449	75,697

		517,955

Retail — 2.7%
AutoZone, Inc. (a)	96	68,292
Best Buy Co., Inc.	1,808	123,794
Costco Wholesale Corp.	1,098	204,360
CVS Health Corp.	2,703	195,968
Darden Restaurants, Inc.	373	35,816
Dollar Tree, Inc. (a)	71	7,619

	Number of Shares	Value
Foot Locker, Inc.	6,100	$285,968
The Gap, Inc.	1,705	58,072
Genuine Parts Co.	36	3,420
The Home Depot, Inc.	1,140	216,064
Kohl’s Corp.	961	52,115
L Brands, Inc.	600	36,132
Lowe’s Cos., Inc.	29	2,695
Macy’s, Inc.	11,340	285,655
McDonald’s Corp.	1,035	178,144
Nordstrom, Inc.	411	19,473
O’Reilly Automotive, Inc. (a)	54	12,989
PVH Corp.	240	32,930
Ross Stores, Inc.	1,392	111,708
Signet Jewelers Ltd.	5,100	288,405
Starbucks Corp.	90	5,169
Tapestry, Inc.	84	3,715
Target Corp.	2,567	167,497
Tiffany & Co.	111	11,538
The TJX Cos., Inc.	1,140	87,164
Wal-Mart Stores, Inc.	4,453	439,734
Walgreens Boots Alliance, Inc.	2,406	174,724
Yum! Brands, Inc.	36	2,938

		3,112,098

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	747	67,895
Mattel, Inc.	61	938

		68,833

		7,078,746

Consumer, Non-cyclical — 14.9%
Agriculture — 0.5%
Altria Group, Inc.	4,041	288,568
Archer-Daniels-Midland Co.	26	1,042
Philip Morris International, Inc.	2,446	258,420

		548,030

Beverages — 0.9%
Brown-Forman Corp. Class B	2	137
The Coca-Cola Co.	6,324	290,145
Constellation Brands, Inc. Class A	82	18,743
Dr. Pepper Snapple Group, Inc.	210	20,383
Molson Coors Brewing Co. Class B	436	35,783
Monster Beverage Corp. (a)	750	47,467
PepsiCo, Inc.	5,362	643,011

		1,055,669

Biotechnology — 1.4%
Amgen, Inc.	3,725	647,778
Biogen, Inc. (a)	524	166,931
Celgene Corp. (a)	2,398	250,255
Gilead Sciences, Inc.	8,152	584,009

		1,648,973

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 1.4%
Automatic Data Processing, Inc.	621	$72,775
Cintas Corp.	449	69,968
Ecolab, Inc.	4	537
Equifax, Inc.	216	25,471
H&R Block, Inc.	4,342	113,847
Moody’s Corp.	325	47,973
PayPal Holdings, Inc. (a)	4,565	336,075
Quanta Services, Inc. (a)	24	939
Robert Half International, Inc.	1,835	101,916
S&P Global, Inc.	819	138,739
Total System Services, Inc.	3,721	294,294
United Rentals, Inc. (a)	1,060	182,224
The Western Union Co.	11,307	214,946

		1,599,704

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	906	68,358
The Estee Lauder Cos., Inc. Class A	1,726	219,616
The Procter & Gamble Co.	10,033	921,832

		1,209,806

Foods — 1.0%
Campbell Soup Co.	1,265	60,859
Conagra Brands, Inc.	8,834	332,777
General Mills, Inc.	294	17,431
The Hershey Co.	419	47,561
Hormel Foods Corp.	2,288	83,260
The J.M. Smucker Co.	724	89,950
Kellogg Co.	135	9,177
The Kraft Heinz Co.	173	13,453
The Kroger Co.	5,068	139,117
Lamb Weston Holdings, Inc.	3,316	187,188
McCormick & Co., Inc.	73	7,439
Mondelez International, Inc. Class A	21	899
Sysco Corp.	866	52,592
Tyson Foods, Inc. Class A	720	58,370

		1,100,073

Health Care – Products — 1.9%
Abbott Laboratories	4,689	267,601
Align Technology, Inc. (a)	360	79,988
Baxter International, Inc.	5,422	350,478
Becton, Dickinson & Co.	838	179,438
Boston Scientific Corp. (a)	6,721	166,614
The Cooper Cos., Inc.	190	41,397
Danaher Corp.	1,972	183,041
DENTSPLY SIRONA, Inc.	61	4,016
Edwards Lifesciences Corp. (a)	540	60,863
Hologic, Inc. (a)	200	8,550
Intuitive Surgical, Inc. (a)	42	15,328
Medtronic PLC	5,216	421,192
Patterson Cos., Inc.	61	2,204
Stryker Corp.	49	7,587

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	578	$109,751
Varex Imaging Corp. (a)	2,600	104,442
Varian Medical Systems, Inc. (a)	674	74,915
West Pharmaceutical Services, Inc.	900	88,803
Zimmer Biomet Holdings, Inc.	364	43,924

		2,210,132

Health Care – Services — 1.6%
Aetna, Inc.	902	162,712
Anthem, Inc.	878	197,559
Centene Corp. (a)	2,500	252,200
Cigna Corp.	969	196,794
DaVita, Inc. (a)	446	32,223
HCA Healthcare, Inc. (a)	400	35,136
Humana, Inc.	225	55,816
Laboratory Corp. of America Holdings (a)	1	160
Quest Diagnostics, Inc.	635	62,541
UnitedHealth Group, Inc.	3,931	866,628
Universal Health Services, Inc. Class B	10	1,133

		1,862,902

Household Products & Wares — 0.3%
Avery Dennison Corp.	982	112,793
The Clorox Co.	547	81,361
Kimberly-Clark Corp.	1,120	135,139

		329,293

Pharmaceuticals — 4.9%
AbbVie, Inc.	8,704	841,764
Allergan PLC	1,189	194,497
AmerisourceBergen Corp.	230	21,119
Bristol-Myers Squibb Co.	3,112	190,703
Cardinal Health, Inc.	2,255	138,164
Eli Lilly & Co.	2,407	203,295
Express Scripts Holding Co. (a)	3,445	257,135
Johnson & Johnson	8,449	1,180,494
McKesson Corp.	1,091	170,141
Merck & Co., Inc.	7,829	440,538
Mylan NV (a)	4,759	201,353
Perrigo Co. PLC	3,000	261,480
Pfizer, Inc.	30,622	1,109,129
Zoetis, Inc.	6,510	468,980

		5,678,792

		17,243,374

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	36	954

Energy — 2.7%
Oil & Gas — 2.5%
Anadarko Petroleum Corp.	97	5,203
Andeavor	376	42,992

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apache Corp.	98	$4,138
Cabot Oil & Gas Corp.	92	2,631
Chesapeake Energy Corp. (a)	98	388
Chevron Corp.	2,590	324,242
ConocoPhillips	10	549
Devon Energy Corp.	6,317	261,524
EOG Resources, Inc.	2	216
EQT Corp.	29	1,651
Exxon Mobil Corp.	9,449	790,314
Helmerich & Payne, Inc.	40	2,586
Hess Corp.	47	2,231
Marathon Oil Corp.	15,685	265,547
Marathon Petroleum Corp.	5,564	367,113
Murphy USA, Inc. (a)	1,426	114,593
Newfield Exploration Co. (a)	2,100	66,213
Noble Energy, Inc.	66	1,923
Occidental Petroleum Corp.	1,930	142,164
Phillips 66	705	71,311
Pioneer Natural Resources Co.	3	518
Range Resources Corp.	99	1,689
Valero Energy Corp.	5,010	460,469

		2,930,205

Oil & Gas Services — 0.2%
Baker Hughes a GE Co.	74	2,342
Halliburton Co.	2,671	130,532
National Oilwell Varco, Inc.	1,009	36,344
Schlumberger Ltd.	687	46,297
TechnipFMC PLC	1,272	39,826

		255,341

Pipelines — 0.0%
Kinder Morgan, Inc.	60	1,084
The Williams Cos., Inc.	33	1,006

		2,090

		3,187,636

Financial — 12.5%
Banks — 6.3%
Bank of America Corp.	41,242	1,217,464
The Bank of New York Mellon Corp.	4,395	236,715
BB&T Corp.	512	25,457
Capital One Financial Corp.	2,075	206,629
Citigroup, Inc.	14,084	1,047,990
Citizens Financial Group, Inc.	8,600	361,028
Comerica, Inc.	1,324	114,936
Fifth Third Bancorp	9,921	301,003
The Goldman Sachs Group, Inc.	1,898	483,534
Huntington Bancshares, Inc.	1,110	16,162
JP Morgan Chase & Co.	15,665	1,675,215
KeyCorp	4,872	98,268
M&T Bank Corp.	281	48,048
Morgan Stanley	9,196	482,514
Northern Trust Corp.	161	16,082

	Number of Shares	Value
The PNC Financial Services Group, Inc.	1,945	$280,644
Regions Financial Corp.	4,943	85,415
State Street Corp.	1,785	174,234
SunTrust Banks, Inc.	2,500	161,475
US Bancorp	1,129	60,492
Wells Fargo & Co.	2,664	161,625
Zions Bancorp	649	32,989

		7,287,919

Diversified Financial Services — 2.2%
Alliance Data Systems Corp.	130	32,952
American Express Co.	3,488	346,393
Ameriprise Financial, Inc.	1,065	180,486
BlackRock, Inc.	470	241,444
The Charles Schwab Corp.	722	37,089
CME Group, Inc.	5	730
Discover Financial Services	295	22,691
E*TRADE Financial Corp. (a)	1,893	93,836
Franklin Resources, Inc.	948	41,077
Intercontinental Exchange, Inc.	10	706
Invesco Ltd.	5,523	201,810
Mastercard, Inc. Class A	2,630	398,077
Nasdaq, Inc.	22	1,690
Navient Corp.	21,118	281,292
Raymond James Financial, Inc.	800	71,440
Synchrony Financial	5,800	223,938
T. Rowe Price Group, Inc.	1,886	197,898
Visa, Inc. Class A	1,730	197,255

		2,570,804

Insurance — 2.6%
Aflac, Inc.	2,245	197,066
The Allstate Corp.	1,786	187,012
American International Group, Inc.	11	655
Aon PLC	706	94,604
Assurant, Inc.	790	79,664
Berkshire Hathaway, Inc. Class B (a)	2,003	397,035
Brighthouse Financial, Inc. (a)	29	1,701
Chubb Ltd.	1,114	162,789
Cincinnati Financial Corp.	724	54,278
Everest Re Group Ltd.	450	99,567
The Hartford Financial Services Group, Inc.	890	50,089
Lincoln National Corp.	3,358	258,129
Loews Corp.	3,034	151,791
Marsh & McLennan Cos., Inc.	1,230	100,110
MetLife, Inc.	4,729	239,098
Principal Financial Group, Inc.	1,235	87,142
The Progressive Corp.	1,634	92,027
Prudential Financial, Inc.	2,295	263,879
Torchmark Corp.	480	43,541
The Travelers Cos., Inc.	1,103	149,611
Unum Group	5,535	303,816

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
XL Group Ltd.	597	$20,990

		3,034,594

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	3,598	155,829

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp.	18	2,568
Apartment Investment & Management Co. Class A	164	7,168
AvalonBay Communities, Inc.	424	75,646
Boston Properties, Inc.	7	910
Colony NorthStar, Inc. Class A	2,000	22,820
Crown Castle International Corp.	400	44,404
Digital Realty Trust, Inc.	50	5,695
Duke Realty Corp.	6,600	179,586
Equinix, Inc.	20	9,064
Equity Residential	1	64
Essex Property Trust, Inc.	300	72,411
Extra Space Storage, Inc.	800	69,960
Federal Realty Investment Trust	510	67,733
Four Corners Property Trust, Inc.	3,200	82,240
GGP, Inc.	100	2,339
HCP, Inc.	676	17,630
Host Hotels & Resorts, Inc.	4,130	81,981
Iron Mountain, Inc.	73	2,754
Kimco Realty Corp.	510	9,257
Mid-America Apartment Communities, Inc.	10	1,006
Prologis, Inc.	2,516	162,307
Public Storage	27	5,643
Simon Property Group, Inc.	94	16,144
Ventas, Inc.	4,136	248,201
Vornado Realty Trust	265	20,718
Welltower, Inc.	374	23,850
Weyerhaeuser Co.	2,993	105,533

		1,337,632

Savings & Loans — 0.1%
People’s United Financial, Inc.	3,659	68,423

		14,455,201

Industrial — 6.0%
Aerospace & Defense — 1.2%
Arconic, Inc.	15	409
The Boeing Co.	2,726	803,925
General Dynamics Corp.	88	17,904
Harris Corp.	154	21,814
KLX, Inc. (a)	2,900	197,925
L3 Technologies, Inc.	44	8,705
Lockheed Martin Corp.	241	77,373
Northrop Grumman Corp.	653	200,412
Raytheon Co.	136	25,547
Rockwell Collins, Inc.	7	949

	Number of Shares	Value
United Technologies Corp.	212	$27,045

		1,382,008

Building Materials — 0.0%
Johnson Controls International PLC	26	991
Masco Corp.	94	4,130
Vulcan Materials Co.	8	1,027

		6,148

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	3,700	268,139
Emerson Electric Co.	943	65,718

		333,857

Electronics — 1.3%
Agilent Technologies, Inc.	773	51,768
Allegion PLC	2,500	198,900
Amphenol Corp. Class A	672	59,002
Corning, Inc.	1,074	34,357
FLIR Systems, Inc.	435	20,280
Fortive Corp.	2,736	197,949
Garmin Ltd.	400	23,828
Honeywell International, Inc.	2,215	339,692
Kimball Electronics, Inc. (a)	7,900	144,175
PerkinElmer, Inc.	1,524	111,435
TE Connectivity Ltd.	2,100	199,584
Waters Corp. (a)	300	57,957

		1,438,927

Engineering & Construction — 0.3%
Fluor Corp.	2,447	126,387
Jacobs Engineering Group, Inc.	3,924	258,827

		385,214

Environmental Controls — 0.0%
Republic Services, Inc.	87	5,882
Stericycle, Inc. (a)	87	5,915
Waste Management, Inc.	345	29,774

		41,571

Hand & Machine Tools — 0.0%
Snap-on, Inc.	5	872
Stanley Black & Decker, Inc.	2	339

		1,211

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	3,020	475,892

Machinery – Diversified — 0.6%
AGCO Corp.	1,300	92,859
Cummins, Inc.	1,593	281,388
Deere & Co.	901	141,015
Flowserve Corp.	91	3,834
Rockwell Automation, Inc.	76	14,923
Roper Technologies, Inc.	434	112,406
Xylem, Inc.	701	47,808

		694,233

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous – Manufacturing — 1.4%
3M Co.	1,655	$389,537
Dover Corp.	803	81,095
Eaton Corp. PLC	1,982	156,598
General Electric Co.	86	1,501
Illinois Tool Works, Inc.	2,180	363,733
Ingersoll-Rand PLC	1,500	133,785
Parker-Hannifin Corp.	1,230	245,483
Pentair PLC	2,600	183,612
Textron, Inc.	685	38,764

		1,594,108

Packaging & Containers — 0.1%
Ball Corp.	40	1,514
Packaging Corp. of America	110	13,261
Sealed Air Corp.	47	2,317
WestRock Co.	1,405	88,810

		105,902

Transportation — 0.4%
C.H. Robinson Worldwide, Inc.	254	22,629
CSX Corp.	573	31,521
Expeditors International of Washington, Inc.	84	5,434
FedEx Corp.	6	1,497
Norfolk Southern Corp.	983	142,436
Union Pacific Corp.	1,640	219,924
United Parcel Service, Inc. Class B	125	14,894

		438,335

		6,897,406

Technology — 10.9%
Computers — 4.1%
Accenture PLC Class A	330	50,520
Apple, Inc.	17,486	2,959,156
Cognizant Technology Solutions Corp. Class A	1,518	107,808
CSRA, Inc.	475	14,212
DXC Technology Co.	4,145	393,360
Hewlett Packard Enterprise Co.	16,063	230,665
HP, Inc.	3,163	66,455
International Business Machines Corp.	2,230	342,126
Lumentum Holdings, Inc. (a)	1,200	58,680
NetApp, Inc.	3,609	199,650
Seagate Technology PLC	2,600	108,784
Western Digital Corp.	3,820	303,805

		4,835,221

Office & Business Equipment — 0.2%
Xerox Corp.	8,143	237,368

Semiconductors — 2.9%
Analog Devices, Inc.	217	19,319
Applied Materials, Inc.	6,167	315,257
Broadcom Ltd.	34	8,735

	Number of Shares	Value
Intel Corp.	24,111	$1,112,964
KLA-Tencor Corp.	2,998	315,000
Lam Research Corp.	1,563	287,701
Microchip Technology, Inc.	1,924	169,081
Micron Technology, Inc. (a)	4,433	182,285
NVIDIA Corp.	635	122,872
QUALCOMM, Inc.	5,088	325,734
Skyworks Solutions, Inc.	890	84,505
Texas Instruments, Inc.	3,345	349,352
Xilinx, Inc.	561	37,823

		3,330,628

Software — 3.7%
Activision Blizzard, Inc.	3,500	221,620
Adobe Systems, Inc. (a)	1,845	323,318
Akamai Technologies, Inc. (a)	10	650
ANSYS, Inc. (a)	350	51,657
Autodesk, Inc. (a)	47	4,927
CA, Inc.	2,285	76,045
Cadence Design Systems, Inc. (a)	4,800	200,736
Citrix Systems, Inc. (a)	45	3,960
Electronic Arts, Inc. (a)	136	14,288
Fidelity National Information Services, Inc.	860	80,917
Fiserv, Inc. (a)	294	38,552
Intuit, Inc.	1,409	222,312
Microsoft Corp.	24,841	2,124,899
Oracle Corp.	12,688	599,889
Paychex, Inc.	13	885
Red Hat, Inc. (a)	2,244	269,505
salesforce.com, Inc. (a)	180	18,401
Synopsys, Inc. (a)	100	8,524

		4,261,085

		12,664,302

Utilities — 1.6%
Electric — 1.5%
AES Corp.	8,277	89,640
Ameren Corp.	1,072	63,237
American Electric Power Co., Inc.	296	21,777
CenterPoint Energy, Inc.	3,535	100,253
CMS Energy Corp.	1,110	52,503
Consolidated Edison, Inc.	909	77,220
Dominion Energy, Inc.	362	29,344
DTE Energy Co.	452	49,476
Duke Energy Corp.	686	57,699
Edison International	2,534	160,250
Entergy Corp.	3,111	253,204
Eversource Energy	622	39,298
Exelon Corp.	2,923	115,195
FirstEnergy Corp.	6,566	201,051
NextEra Energy, Inc.	456	71,223
NRG Energy, Inc.	220	6,266
PG&E Corp.	2,123	95,174

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pinnacle West Capital Corp.	250	$21,295
PPL Corp.	784	24,265
Public Service Enterprise Group, Inc.	1,209	62,263
SCANA Corp.	1,072	42,644
The Southern Co.	1,234	59,343
WEC Energy Group, Inc.	364	24,180
Xcel Energy, Inc.	1,145	55,086

		1,771,886

Gas — 0.1%
NiSource, Inc.	172	4,415
ONE Gas, Inc.	600	43,956
Sempra Energy	332	35,498

		83,869

		1,855,755

TOTAL COMMON STOCK (Cost $64,506,234)		75,180,628

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. USD LIBOR + 3.165%, VRN	5,000	131,200

TOTAL PREFERRED STOCK (Cost $125,000)		131,200

TOTAL EQUITIES (Cost $64,631,234)		75,311,828

	Principal Amount
BONDS & NOTES — 25.1%

CORPORATE DEBT — 8.9%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$15,000	19,886

Agriculture — 0.0%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	30,000	30,626

Airlines — 0.2%
American Airlines Group, Inc. (b) 5.500% 10/01/19	162,000	166,455
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	11,067	11,304
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	76,232	79,121
WestJet Airlines Ltd. (b) 3.500% 6/16/21	22,000	22,205

		279,085

	Principal Amount	Value
Auto Manufacturers — 0.2%
Ford Motor Co. 5.291% 12/08/46	$15,000	$16,323
General Motors Co. 4.200% 10/01/27	30,000	31,086
General Motors Co. 5.150% 4/01/38	20,000	21,323
General Motors Financial Co., Inc. 3.200% 7/13/20	80,000	81,086
General Motors Financial Co., Inc. 3.500% 11/07/24	45,000	44,908
Hyundai Capital America (b) 2.550% 2/06/19	40,000	39,930
Hyundai Capital America (b) 2.875% 8/09/18	30,000	30,062

		264,718

Auto Parts & Equipment — 0.0%
Lear Corp. 5.375% 3/15/24	20,000	21,155

Banks — 0.9%
Associated Banc-Corp. 2.750% 11/15/19	110,000	110,374
Bank of America Corp. 4.183% 11/25/27	90,000	93,984
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	45,000	48,804
Bank of America Corp. 7.750% 5/14/38	20,000	29,968
Bank of Montreal VRN (c) 3.803% 12/15/32	35,000	34,602
The Bank of Nova Scotia 4.500% 12/16/25	40,000	42,078
The Bank of Nova Scotia VRN (c) 4.650% 12/31/99	30,000	29,821
Citigroup, Inc. 5.500% 9/13/25	75,000	84,491
Citigroup, Inc. 5.875% 1/30/42	20,000	26,304
Citigroup, Inc. 8.125% 7/15/39	15,000	23,984
First Horizon National Corp. 3.500% 12/15/20	120,000	122,542
Fulton Financial Corp. 3.600% 3/16/22	45,000	45,179
The Goldman Sachs Group, Inc. 5.950% 1/15/27	80,000	93,454
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	10,165
JP Morgan Chase & Co. 3.625% 12/01/27	30,000	30,323
JP Morgan Chase & Co. 5.600% 7/15/41	45,000	57,883

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Regions Bank 7.500% 5/15/18	$30,000	$30,601
SVB Financial Group 3.500% 1/29/25	85,000	85,203
SVB Financial Group 5.375% 9/15/20	15,000	16,032
Valley National Bancorp 5.125% 9/27/23	50,000	53,524

		1,069,316

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	95,000	110,104
Molson Coors Brewing Co. 4.200% 7/15/46	15,000	15,285

		125,389

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	15,000	18,001
Baxalta, Inc. 5.250% 6/23/45	35,000	40,790
Celgene Corp. 3.450% 11/15/27	55,000	54,959
Celgene Corp. 4.350% 11/15/47	45,000	46,743

		160,493

Building Materials — 0.1%
Standard Industries, Inc. (b) 5.000% 2/15/27	81,000	82,823
Standard Industries, Inc. (b) 5.375% 11/15/24	38,000	39,721
Standard Industries, Inc. (b) 5.500% 2/15/23	32,000	33,360

		155,904

Chemicals — 0.2%
Ashland, Inc. 6.875% 5/15/43	11,000	12,210
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	30,000	31,779
Monsanto Co. 4.400% 7/15/44	20,000	21,311
The Mosaic Co. 3.250% 11/15/22	30,000	29,737
The Mosaic Co. 4.050% 11/15/27	30,000	30,079
RPM International, Inc. 3.750% 3/15/27	20,000	20,238
The Sherwin-Williams Co. 4.500% 6/01/47	20,000	21,867
The Sherwin-Williams Co. (b) 7.250% 6/15/19	25,000	26,727

		193,948

	Principal Amount	Value
Commercial Services — 0.1%
The ADT Corp. 6.250% 10/15/21	$85,000	$93,075

Computers — 0.1%
Dell International LLC/EMC Corp. (b) 6.020% 6/15/26	15,000	16,539
DXC Technology Co. 2.875% 3/27/20	15,000	15,073
DXC Technology Co. 4.750% 4/15/27	50,000	53,171

		84,783

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	105,000	110,273
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	70,784
Aircastle Ltd. 5.000% 4/01/23	50,000	52,687
Ally Financial, Inc. 4.750% 9/10/18	120,000	121,500
Ares Finance Co. LLC (b) 4.000% 10/08/24	85,000	81,766
Brookfield Finance LLC 4.000% 4/01/24	80,000	82,818
Discover Financial Services 4.100% 2/09/27	50,000	51,216
Genpact Luxembourg Sarl (b) 3.700% 4/01/22	65,000	64,603
Lazard Group LLC 3.625% 3/01/27	34,000	33,930
Lazard Group LLC 4.250% 11/14/20	90,000	93,742
Legg Mason, Inc. 5.625% 1/15/44	35,000	39,021
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (b) 4.500% 3/15/27	30,000	31,554

		833,894

Electric — 0.4%
The Cleveland Electric Illuminating Co. (b) 3.500% 4/01/28	25,000	25,027
Duke Energy Corp. 3.750% 9/01/46	35,000	34,612
Entergy Louisiana LLC 4.950% 1/15/45	40,000	42,031
Florida Power & Light Co. 4.950% 6/01/35	25,000	29,623
IPALCO Enterprises, Inc. 3.450% 7/15/20	115,000	116,150
IPALCO Enterprises, Inc. (b) 3.700% 9/01/24	25,000	24,977

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nevada Power Co., Series N 6.650% 4/01/36	$20,000	$27,795
Pennsylvania Electric Co. (b) 4.150% 4/15/25	70,000	73,288
Progress Energy, Inc. 7.000% 10/30/31	5,000	6,681
Puget Energy, Inc. 3.650% 5/15/25	5,000	5,126
Puget Energy, Inc. 6.500% 12/15/20	59,000	65,313
Transelec SA (b) 4.625% 7/26/23	25,000	26,594
Tri-State Pass-Through Trust, Series 2003, Class A (b) 6.040% 1/31/18	4,638	4,651

		481,868

Electronics — 0.2%
Arrow Electronics, Inc. 3.250% 9/08/24	25,000	24,497
Arrow Electronics, Inc. 3.500% 4/01/22	60,000	60,804
Arrow Electronics, Inc. 3.875% 1/12/28	25,000	24,925
Arrow Electronics, Inc. 4.500% 3/01/23	10,000	10,518
Avnet, Inc. 3.750% 12/01/21	5,000	5,072
Avnet, Inc. 4.875% 12/01/22	23,000	24,451
FLIR Systems, Inc. 3.125% 6/15/21	35,000	35,259
Tech Data Corp. 3.700% 2/15/22	25,000	25,077

		210,603

Engineering & Construction — 0.1%
SBA Tower Trust (b) 2.877% 7/10/46	40,000	39,700
SBA Tower Trust (b) 3.168% 4/09/47	90,000	89,590

		129,290

Foods — 0.0%
Kraft Heinz Foods Co. 3.000% 6/01/26	45,000	43,303

Health Care – Products — 0.1%
Abbott Laboratories 4.900% 11/30/46	20,000	22,930
Becton Dickinson & Co. 3.363% 6/06/24	40,000	40,112
Becton Dickinson & Co. 4.685% 12/15/44	25,000	27,337

		90,379

	Principal Amount	Value
Health Care – Services — 0.1%
Humana, Inc. 3.950% 3/15/27	$45,000	$46,592
Humana, Inc. 4.800% 3/15/47	25,000	28,189
UnitedHealth Group, Inc. 6.875% 2/15/38	20,000	29,008

		103,789

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	10,000	9,852

Insurance — 0.8%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	70,000	76,370
American International Group, Inc. 4.500% 7/16/44	25,000	26,928
AmTrust Financial Services, Inc. 6.125% 8/15/23	75,000	72,037
Arch Capital Finance LLC 5.031% 12/15/46	30,000	34,869
Athene Global Funding (b) 3.000% 7/01/22	55,000	54,438
AXIS Specialty Finance PLC 2.650% 4/01/19	20,000	19,933
AXIS Specialty Finance PLC 4.000% 12/06/27	40,000	40,180
Brown & Brown, Inc. 4.200% 9/15/24	12,000	12,579
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 3.609% 3/29/67	21,000	20,843
CNA Financial Corp. 3.450% 8/15/27	25,000	24,636
CNO Financial Group, Inc. 4.500% 5/30/20	60,000	61,800
CNO Financial Group, Inc. 5.250% 5/30/25	72,000	75,960
Enstar Group Ltd. 4.500% 3/10/22	25,000	25,462
Reinsurance Group of America, Inc. 3.950% 9/15/26	65,000	66,431
Trinity Acquisition PLC 3.500% 9/15/21	40,000	40,780
Trinity Acquisition PLC 4.400% 3/15/26	10,000	10,576
USF&G Capital I (b) 8.500% 12/15/45	35,000	51,360
Willis North America, Inc. 7.000% 9/29/19	21,000	22,522
XLIT Ltd. 4.450% 3/31/25	40,000	40,912

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
XLIT Ltd. 5.750% 10/01/21	$25,000	$27,438
XLIT Ltd. 6.375% 11/15/24	55,000	64,070

		870,124

Internet — 0.1%
Amazon.com, Inc. (b) 4.050% 8/22/47	45,000	48,497
Expedia, Inc. 7.456% 8/15/18	90,000	92,824

		141,321

Investment Companies — 0.2%
Ares Capital Corp. 3.500% 2/10/23	75,000	73,888
FS Investment Corp. 4.000% 7/15/19	90,000	91,067
TCP Capital Corp. 4.125% 8/11/22	70,000	68,897

		233,852

Iron & Steel — 0.2%
ArcelorMittal 5.125% 6/01/20	80,000	83,600
ArcelorMittal STEP 5.750% 8/05/20	60,000	63,300
Reliance Steel & Aluminum Co. 4.500% 4/15/23	8,000	8,433
Vale Overseas Ltd. 5.875% 6/10/21	75,000	81,675
Vale Overseas Ltd. 6.875% 11/21/36	20,000	24,500

		261,508

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.375% 7/15/19	50,000	50,375
CNH Industrial Capital LLC 3.625% 4/15/18	25,000	25,130
CNH Industrial Capital LLC 3.875% 10/15/21	95,000	96,666

		172,171

Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	37,000	38,604
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	35,000	40,808
Comcast Corp. 3.400% 7/15/46	45,000	42,577

	Principal Amount	Value
Discovery Communications LLC 5.000% 9/20/37	$25,000	$25,902
Time Warner Cable, Inc. 6.750% 6/15/39	30,000	35,996
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	10,688
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	10,662
Time Warner, Inc. 6.250% 3/29/41	5,000	6,175
Viacom, Inc. 4.250% 9/01/23	16,000	16,336

		227,748

Mining — 0.2%
Glencore Funding LLC (b) 3.000% 10/27/22	20,000	19,805
Glencore Funding LLC (b) 3.875% 10/27/27	25,000	24,669
Glencore Funding LLC (b) 4.625% 4/29/24	55,000	58,069
Kinross Gold Corp. (b) 4.500% 7/15/27	31,000	31,194
Kinross Gold Corp. 5.125% 9/01/21	50,000	52,125

		185,862

Miscellaneous – Manufacturing — 0.0%
General Electric Co. 4.125% 10/09/42	50,000	52,380

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.625% 9/15/20	20,000	19,800
Pitney Bowes, Inc. STEP 3.625% 10/01/21	80,000	74,400

		94,200

Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	50,000	54,720

Oil & Gas — 0.6%
Andeavor 3.800% 4/01/28	20,000	20,048
Andeavor 4.500% 4/01/48	10,000	10,113
Antero Resources Corp. 5.375% 11/01/21	75,000	76,875
Cenovus Energy, Inc. 3.000% 8/15/22	30,000	29,813
Cenovus Energy, Inc. 4.250% 4/15/27	50,000	49,880
Continental Resources, Inc. (b) 4.375% 1/15/28	38,000	37,514

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Encana Corp. 6.500% 5/15/19	$23,000	$24,167
Encana Corp. 6.500% 2/01/38	15,000	18,929
EQT Corp. 3.900% 10/01/27	90,000	89,472
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	45,000	47,369
Marathon Petroleum Corp. 6.500% 3/01/41	35,000	43,867
Nabors Industries, Inc. 5.500% 1/15/23	35,000	33,950
Newfield Exploration Co. 5.750% 1/30/22	25,000	26,687
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	25,000	26,000
Petroleos Mexicanos 3.125% 1/23/19	10,000	10,050
Petroleos Mexicanos 3.500% 1/30/23	20,000	19,580
Petroleos Mexicanos 4.625% 9/21/23	10,000	10,288
Petroleos Mexicanos 5.500% 1/21/21	60,000	63,660
Petroleos Mexicanos 6.375% 1/23/45	15,000	15,080
Petroleos Mexicanos (b) 6.500% 3/13/27	10,000	10,930
Petroleos Mexicanos 6.625% 6/15/38	5,000	5,200
QEP Resources, Inc. 6.875% 3/01/21	50,000	54,000

		723,472

Oil & Gas Services — 0.0%
National Oilwell Varco, Inc. 3.950% 12/01/42	40,000	35,280

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	95,000	93,611
Brambles USA, Inc. (b) 4.125% 10/23/25	24,000	24,890
Brambles USA, Inc. (b) 5.350% 4/01/20	15,000	15,784

		134,285

Pharmaceuticals — 0.3%
AbbVie, Inc. 4.700% 5/14/45	25,000	28,032
Allergan Funding SCS 4.750% 3/15/45	45,000	47,905
Express Scripts Holding Co. 4.500% 2/25/26	30,000	31,836

	Principal Amount	Value
Express Scripts Holding Co. 4.800% 7/15/46	$30,000	$31,914
McKesson Corp. 4.883% 3/15/44	10,000	10,882
McKesson Corp. 6.000% 3/01/41	30,000	36,646
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	25,000	24,290
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	74,000	67,597
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	15,000	11,423

		290,525

Pipelines — 0.8%
Andeavor Logistics LP VRN (c) 6.875% 12/31/99	40,000	40,608
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	10,000	9,981
Energy Transfer LP 4.200% 4/15/27	30,000	29,844
Energy Transfer LP 6.125% 12/15/45	25,000	27,148
Energy Transfer Partners LP VRN (c) 6.250% 12/31/99	60,000	58,275
EnLink Midstream Partners LP 4.150% 6/01/25	25,000	25,261
EnLink Midstream Partners LP 4.850% 7/15/26	24,000	25,149
Enterprise Products Operating LLC 5.700% 2/15/42	16,000	19,349
Enterprise Products Operating LLC 6.125% 10/15/39	12,000	15,096
Kinder Morgan Energy Partners LP 6.375% 3/01/41	10,000	11,624
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	29,257
Kinder Morgan Energy Partners LP 6.550% 9/15/40	15,000	17,537
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	6,217
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	35,062
Magellan Midstream Partners LP 5.150% 10/15/43	30,000	33,935
MPLX LP 4.875% 6/01/25	73,000	78,236
MPLX LP 5.200% 3/01/47	5,000	5,487

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MPLX LP 5.500% 2/15/23	$24,000	$24,698
Phillips 66 Partners LP 3.750% 3/01/28	20,000	20,009
Phillips 66 Partners LP 4.680% 2/15/45	4,000	4,109
Plains All American Pipeline LP VRN (c) 6.125% 12/31/99	55,000	54,917
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	32,000	32,186
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	40,000	40,548
Plains All American Pipeline LP/PAA Finance Corp. 4.700% 6/15/44	25,000	23,371
Sabine Pass Liquefaction LLC (b) 4.200% 3/15/28	45,000	45,530
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	30,000	29,416
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	25,000	24,672
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	19,000	20,158
Western Gas Partners LP 4.000% 7/01/22	85,000	86,715

		874,395

Private Equity — 0.1%
Hercules Capital, Inc. 4.625% 10/23/22	70,000	70,976

Real Estate Investment Trusts (REITS) — 0.2%
American Tower Corp. 4.400% 2/15/26	25,000	26,290
Crown Castle International Corp. 3.200% 9/01/24	40,000	39,585
Crown Castle International Corp. 4.000% 3/01/27	20,000	20,448
Healthcare Trust of America Holdings LP 3.500% 8/01/26	40,000	39,383
Host Hotels & Resorts LP 3.875% 4/01/24	45,000	45,783
Kimco Realty Corp. 3.300% 2/01/25	25,000	24,805
Mid-America Apartments LP 3.600% 6/01/27	25,000	25,043
UDR, Inc. 3.500% 7/01/27	35,000	34,992
Weingarten Realty Investors 3.250% 8/15/26	15,000	14,397

		270,726

	Principal Amount	Value
Retail — 0.3%
CVS Health Corp. 6.125% 9/15/39	$10,000	$12,568
CVS Pass-Through Trust (b) 5.926% 1/10/34	50,586	57,665
Dollar Tree, Inc. 5.750% 3/01/23	90,000	94,275
The Home Depot, Inc. 5.950% 4/01/41	30,000	40,627
QVC, Inc. 3.125% 4/01/19	35,000	35,131
QVC, Inc. 4.375% 3/15/23	25,000	25,636
QVC, Inc. 5.125% 7/02/22	10,000	10,576
Tiffany & Co. 4.900% 10/01/44	40,000	40,376

		316,854

Semiconductors — 0.0%
QUALCOMM, Inc. 4.300% 5/20/47	35,000	35,259

Software — 0.1%
Microsoft Corp. 4.450% 11/03/45	64,000	75,014
Oracle Corp. 4.000% 7/15/46	55,000	58,521

		133,535

Telecommunications — 0.5%
AT&T, Inc. 3.400% 8/14/24	50,000	50,257
AT&T, Inc. 3.800% 3/01/24	45,000	46,085
AT&T, Inc. 3.900% 8/14/27	50,000	50,334
AT&T, Inc. 4.750% 5/15/46	45,000	44,012
AT&T, Inc. 5.250% 3/01/37	35,000	37,017
CenturyLink, Inc. 6.150% 9/15/19	30,000	31,050
Hughes Satellite Systems Corp. 6.500% 6/15/19	25,000	26,125
Sprint Communications, Inc. 9.250% 4/15/22	65,000	77,512
Ericsson LM 4.125% 5/15/22	75,000	75,527
Verizon Communications, Inc. 4.125% 3/16/27	30,000	31,281
Verizon Communications, Inc. 4.862% 8/21/46	25,000	26,041
Verizon Communications, Inc. 6.550% 9/15/43	34,000	44,384

		539,625

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Toys, Games & Hobbies — 0.0%
Mattel, Inc. 1.700% 3/15/18	$40,000	$39,850

Transportation — 0.1%
Asciano Finance Ltd. (b) 4.625% 9/23/20	20,000	20,672
Asciano Finance Ltd. (b) 5.000% 4/07/18	55,000	55,350

		76,022

Trucking & Leasing — 0.1%
DAE Funding LLC (b) 4.000% 8/01/20	25,000	25,250
Park Aerospace Holdings Ltd. (b) 4.500% 3/15/23	50,000	47,750
Park Aerospace Holdings Ltd. (b) 5.250% 8/15/22	50,000	49,687

		122,687

TOTAL CORPORATE DEBT (Cost $10,112,668)		10,358,733

MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	167,901
State of California BAB 7.550% 4/01/39	25,000	39,340
State of California BAB 7.600% 11/01/40	10,000	15,969

		223,210

TOTAL MUNICIPAL OBLIGATIONS (Cost $200,174)		223,210

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
Automobile ABS — 0.3%
Drive Auto Receivables Trust, Series 2016-BA, Class B (b) 2.560% 6/15/20	13,700	13,713
First Investors Auto Owner Trust, Series 2016-2A, Class B (b) 2.210% 7/15/22	80,000	79,052
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	2,837	2,836
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (b) 2.950% 7/15/20	14,647	14,722
Oscar US Funding Trust V, Series 2016-2A, Class A4 (b) 2.990% 12/15/23	110,000	109,544

	Principal Amount	Value
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (b) 3.300% 5/10/24	$30,000	$30,099
Santander Drive Auto Receivables Trust, Series 2015-3, Class C 2.740% 1/15/21	50,000	50,199
Santander Drive Auto Receivables Trust, Series 2015-4, Class C 2.970% 3/15/21	50,000	50,340

		350,505

Commercial MBS — 0.5%
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN (c) 6.184% 2/10/51	23,159	23,149
Commercial Mortgage Pass-Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	60,642	59,671
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	35,046
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN (c) 4.254% 5/10/48	35,000	34,482
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	100,000	102,892
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (c) 5.767% 7/10/38	41,312	41,724
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN (c) 5.466% 6/12/47	20,078	20,046
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (b) (c) 5.200% 6/15/44	100,000	105,424
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (c) 5.476% 8/15/39	6,466	6,451
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (c) 6.011% 2/15/51	26,097	26,174
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	21,753	22,019
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	41,452

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	$50,000	$52,327

		570,857

Home Equity ABS — 0.0%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 2.212% 11/25/35	4,635	4,632
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 2.272% 3/25/35	23,564	23,612

		28,244

Other ABS — 3.9%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	42,609	42,075
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (b) 2.823% 10/20/28	250,000	250,770
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	68,600	70,063
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.841% 8/05/27	250,000	250,752
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	42,078	42,171
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220%, FRN (b) 2.633% 8/14/30	250,000	251,012
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	13,877	13,825
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	44,312	44,457
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	64,899	64,575
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.012% 9/25/34	7,694	7,666
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	23,451	23,429

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2015-1, Class A (b) 2.730% 7/20/27	$24,391	$24,231
Diamond Resorts Owner Trust, Series 2016-1, Class A (b) 3.080% 11/20/28	92,900	91,457
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	98,500	99,008
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	108,350	110,565
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (b) 2.730% 4/25/28	63,902	63,523
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	59,219	57,815
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	85,301	86,985
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725%, FRN 3.277% 1/25/35	80,000	81,795
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 2.517% 4/25/25	216,837	216,882
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 2.197% 4/25/35	5,255	5,280
Helios Issuer LLC, Series 2017-1A, Class A (b) 4.940% 9/20/49	97,788	100,203
HERO Funding Trust, Series 2016-4A, Class A1 (b) 3.570% 9/20/47	111,425	113,238
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	21,792	21,641
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 2.347% 2/25/35	10,113	10,141
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.377% 6/25/35	22,883	22,901
Mariner Finance Issuance Trust, Series 2017-BA, Class A (b) 2.920% 12/20/29	100,000	99,804

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marlette Funding Trust, Series 2016-1A, Class A (b) 3.060% 1/17/23	$21,015	$21,052
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	49,760	49,801
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.497% 4/25/35	7,124	7,233
MP CLO III Ltd., Series 2013-1A, Class AR, FRN (b) (c) 2.613% 10/20/30	250,000	251,872
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	807	807
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (b) 2.833% 10/16/51	320,000	314,306
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (b) 3.107% 12/15/50	150,000	149,332
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 2.483% 4/20/25	175,910	176,167
Orange Lake Timeshare Trust, Series 2016-A, Class A (b) 2.610% 3/08/29	39,485	39,085
Orange Lake Timeshare Trust, Series 2016-A, Class B (b) 2.910% 3/08/29	32,904	32,356
Oxford Finance Funding Trust, Series 2016-1A, Class A (b) 3.968% 6/17/24	50,000	50,190
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	30,624	30,457
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (b) 3.060% 9/25/28	215,655	216,191
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (b) 3.090% 10/27/25	64,752	65,073
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (b) 3.260% 8/25/25	74,116	74,548
SoFi Consumer Loan Program LLC, Series 2015-2, Class A (b) 3.280% 9/15/23	73,132	73,337
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (b) 3.280% 2/25/26	80,480	80,995

	Principal Amount	Value
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (b) 2.750% 11/15/49	$110,000	$109,863
Taco Bell Funding LLC, Series 2016-1A, Class A2I (b) 3.832% 5/25/46	79,000	80,107
Textainer Marine Containers V Ltd., Series 2017-1A, Class A (b) 3.720% 5/20/42	93,875	94,702
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	25,612	25,142
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	117,300	117,478
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	48,875	50,032
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	73,313	74,678

		4,451,068

Student Loans ABS — 3.0%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (b) 3.052% 7/25/58	100,000	86,343
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS, FRN 1.699% 7/01/39	49,706	49,036
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.550% 7/01/38	13,332	12,569
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 1.182% 1/25/47	35,000	28,398
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 3.464% 10/25/44	118,764	119,951
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (b) 3.552% 4/25/40	54,843	54,700
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (b) 3.402% 10/27/36	87,423	88,766
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (b) 3.602% 2/26/35	55,449	55,638

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.752% 12/27/66	$90,145	$91,184
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (b) 2.902% 7/26/66	105,137	106,109
EdLinc Student Loan Funding Trust, Series 2017-A, Class A (Acquired 12/22/17, Cost $99,305), FRN (b) (c) (d) (e) (f) 3.350% 12/01/47	100,000	99,305
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240%, FRN (b) 5.792% 11/26/40	65,000	75,265
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (b) 2.861% 8/01/43	50,000	46,348
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 2.111% 12/01/31	59,296	59,164
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%, FRN 2.412% 2/25/42	35,899	36,091
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 2.078% 2/25/39	100,000	97,304
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (b) 2.252% 2/25/70	78,719	78,961
Navient Student Loan Trust, Series 2017-4A, Class A3, 1 mo. USD LIBOR + 1.000%, FRN (b) 2.552% 9/27/66	100,000	100,954
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (b) 2.602% 7/26/66	100,000	102,613
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (b) 2.702% 7/26/66	150,000	153,569
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (b) 2.802% 6/25/65	92,083	94,291
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (b) 2.852% 3/25/66	410,000	421,578

	Principal Amount	Value
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.052% 10/25/58	$40,000	$40,000
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (b) 3.078% 12/26/40	66,366	66,497
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (b) 3.600% 12/26/40	66,369	65,511
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.758% 3/23/37	86,265	85,343
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (b) 2.182% 1/25/37	45,711	45,484
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (b) 2.502% 11/25/65	93,199	93,366
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.809% 7/15/36	100,000	95,220
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN 1.616% 2/15/45	51,082	47,062
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 0.500% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 0.500% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2005-4, Class B, 3 mo. USD LIBOR + .180%, FRN 1.547% 7/25/55	116,003	108,165
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.577% 10/25/40	170,675	160,923
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.587% 3/25/44	64,110	60,210
SMB Private Education Loan Trust, Series 2016-A, Class A2A (b) 2.700% 5/15/31	100,000	99,434

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust, Series 2017-A, Class B (b) 3.500% 6/17/41	$100,000	$96,556
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.752% 6/25/33	60,691	61,678
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (b) (c) 3.440% 3/26/40	100,000	98,226
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%, FRN 2.417% 10/27/36	100,000	101,142

		3,482,954

WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (c) 3.445% 2/25/34	5,247	5,385
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (c) 3.887% 9/25/33	1,982	1,846
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (c) 3.596% 8/25/34	2,077	2,092
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (c) 3.190% 8/25/34	13,829	13,480
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (b) (c) 3.500% 1/25/47	92,726	93,279
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (c) 3.525% 2/25/34	1,548	1,508
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (c) 3.588% 7/25/33	1,074	1,106
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (c) 3.500% 2/25/34	68	72
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (c) 3.494% 3/25/34	8,375	8,635
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.463% 4/25/44	20,425	20,576

		147,979

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,949,884)		9,031,607

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.2%
Colombia Government International Bond 6.125% 1/18/41	$100,000	$120,750
Export-Import Bank of Korea 1.750% 2/27/18	10,000	9,991
Mexico Government International Bond 4.750% 3/08/44	123,000	124,353

		255,094

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $240,829)		255,094

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.4%
Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	99,425	100,758
Series 4290, Class CA 3.500% 12/15/38	69,124	70,889
Series 2617, Class Z 5.500% 5/15/33	53,545	59,041
Series 2693, Class Z 5.500% 10/15/33	97,122	104,658
Series 3423, Class PB 5.500% 3/15/38	19,822	21,496
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	48,557	50,187
Series 2014-48, Class AB 4.000% 10/25/40	91,764	95,206
Series 2007-32, Class Z 5.500% 4/25/37	31,560	34,272
Series 2010-60, Class HJ 5.500% 5/25/40	18,473	19,739
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	26,333	28,408

		584,654

Pass-Through Securities — 5.8%
Federal Home Loan Mortgage Corp. Pool #Q41916 3.500% 7/01/46	69,374	71,846
Pool #Q44275 3.500% 11/01/46	45,401	47,019
Pool #Q44277 3.500% 11/01/46	22,204	22,936
Pool #Q52216 3.500% 11/01/47	99,573	102,343
Pool #V83655 3.500% 12/01/47	274,508	282,143

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #V83763 3.500% 12/01/47	$324,650	$333,679
Pool #Q52868 3.500% 12/01/47	150,000	154,172
Pool #Q47742 4.000% 4/01/47	24,218	25,618
Pool #Q47730 4.000% 4/01/47	47,783	50,544
Pool #V83764 4.000% 12/01/47	249,764	262,203
Pool #V83796 4.000% 12/01/47	425,000	445,370
Pool #Q52834 4.000% 12/01/47	150,000	157,189
Pool #C03537 4.500% 8/01/40	42,434	45,616
Pool #G06057 4.500% 10/01/40	30,707	32,943
Pool #G60485 4.500% 10/01/41	39,852	42,742
Pool #G60172 4.500% 9/01/43	38,912	41,849
Pool #Q48208 4.500% 5/01/47	23,894	25,495
Pool #Q48869 4.500% 6/01/47	237,833	253,144
Pool #G05253 5.000% 2/01/39	8,508	9,247
Pool #G00729 8.000% 6/01/27	13,078	15,161
Federal Home Loan Mortgage Corp. TBA Pool #648 3.500% 1/01/45 (g)	50,000	51,359
Federal National Mortgage Association Pool #725692 1 year CMT + 2.140%, FRN 3.229% 10/01/33	10,373	10,723
Pool #888586 1 year CMT + 2.210%, FRN 3.282% 10/01/34	18,570	19,545
Pool #AS1304 3.500% 12/01/28	46,627	48,325
Pool #AV2325 3.500% 12/01/28	23,655	24,517
Pool #BH5155 3.500% 9/01/47	521,259	535,635
Pool #CA0770 3.500% 11/01/47	399,180	410,251
Pool #MA3210 3.500% 12/01/47	49,841	51,223
Pool #CA0181 4.000% 8/01/47	73,511	76,942

	Principal Amount	Value
Pool #BH9011 4.000% 9/01/47	$24,895	$26,057
Pool #CA0620 4.000% 10/01/47	74,760	78,273
Pool #BF0094 4.000% 5/01/56	198,559	208,945
Pool #BF0105 4.000% 6/01/56	134,126	141,141
Pool #AH6787 4.500% 3/01/41	34,600	37,204
Pool #CA0185 4.500% 8/01/47	172,124	183,708
Pool #AD6437 5.000% 6/01/40	17,783	19,410
Pool #AD6996 5.000% 7/01/40	122,952	132,951
Pool #AL8173 5.000% 2/01/44	45,363	48,996
Pool #564594 7.000% 1/01/31	6,958	7,968
Pool #253795 7.000% 5/01/31	4,838	5,575
Pool #507061 7.500% 10/01/29	675	781
Pool #527761 7.500% 2/01/30	1,239	1,361
Pool #531196 7.500% 2/01/30	826	961
Pool #253183 7.500% 4/01/30	2,133	2,477
Pool #253265 7.500% 5/01/30	1,309	1,505
Pool #535248 8.000% 4/01/30	117	138
Pool #539460 8.000% 5/01/30	1,122	1,338
Pool #190317 8.000% 8/01/31	1,447	1,706
Federal National Mortgage Association TBA Pool #1963 3.500% 10/01/44 (g)	250,000	256,777
Pool #9174 4.000% 3/01/44 (g)	310,000	324,241
Government National Mortgage Association Pool #783896 3.500% 5/15/44	192,850	200,391
Pool #BF1053 3.500% 12/15/47	25,000	25,903
Pool #352049 7.000% 10/15/23	678	746
Pool #588012 7.000% 7/15/32	3,115	3,648

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	$17,403	$17,932
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	19,137	19,702
Pool #784026 3.500% 12/20/44	52,910	54,805
Pool #BC4641 3.500% 9/20/47	74,657	77,290
Pool #MA4778 3.500% 10/20/47	298,549	309,173
Pool #BC4885 3.500% 11/20/47	99,840	103,526
Pool #BD6940 3.500% 12/20/47	50,000	51,771
Pool #AC2985 4.000% 10/20/47	24,932	26,125
Government National Mortgage Association II TBA Pool #207 3.500% 5/01/45 (g)	425,000	439,543
Pool #232 4.000% 12/01/44 (g)	275,000	286,730

		6,748,577

Whole Loans — 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C05, Class 2M1 2.902% 1/25/29 1 mo. USD LIBOR + 1.350%, FRN	42,062	42,292

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $7,415,375)		7,375,523

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bonds & Notes — 1.6%
U.S. Treasury Bond 2.500% 5/15/46	500,000	475,742
U.S. Treasury Bond (h) 3.500% 2/15/39	330,000	376,819
U.S. Treasury Note 0.875% 9/15/19	480,000	471,975
U.S. Treasury Note 1.625% 11/30/20	200,000	198,000
U.S. Treasury Note 1.625% 8/31/22	50,000	48,768

	Principal Amount	Value
U.S. Treasury Note 2.250% 8/15/27	$220,000	$216,923

		1,788,227

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,776,941)		1,788,227

TOTAL BONDS & NOTES (Cost $28,695,871)		29,032,394

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $120,483)		114,965

	Number of Shares
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley (CVR) (a) (d) (e)	3,821	3,859
Safeway PDC LLC (CVR) (a) (d) (e)	3,821	191

		4,050

TOTAL RIGHTS (Cost $3,985)		4,050

MUTUAL FUNDS — 9.5%
Diversified Financial Services — 9.5%
iShares China Large-Cap ETF	2,800	129,276
iShares MSCI Australia ETF	7,000	162,190
iShares MSCI EAFE ETF	43,430	3,053,563
iShares MSCI France ETF	8,500	265,370
iShares MSCI Germany ETF	7,200	237,744
iShares MSCI India ETF	13,000	468,910
iShares MSCI Italy ETF	2,900	88,276
iShares MSCI Japan ETF	10,300	617,279
iShares MSCI Singapore ETF	1,150	29,820
iShares MSCI South Korea ETF	1,800	134,874
iShares MSCI Spain ETF	3,400	111,418
iShares MSCI Sweden ETF	2,100	71,190
iShares MSCI Switzerland Capped ETF	6,400	227,712
iShares MSCI Turkey Investable Market ETF	1,700	73,882
iShares MSCI United Kingdom ETF	10,500	376,110
Vanguard FTSE Developed Markets ETF	74,840	3,357,322

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vanguard MSCI Emerging Markets ETF	35,200	$1,616,032

TOTAL MUTUAL FUNDS (Cost $9,275,225)		11,020,968

TOTAL LONG-TERM INVESTMENTS (Cost $102,726,798)		115,484,205

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Commercial Paper — 2.6%
Avangrid, Inc. (b) 1.988% 1/03/18	$750,000	749,826
Cox Enterprises, Inc. (b) 1.896% 1/02/18	750,000	749,844
Telus Corp. (b) 1.981% 1/29/18	550,000	549,171
Time Warner, Inc. (b) 1.979% 1/04/18	500,000	499,860
Walgreens Boots Alliance, Inc. 1.747% 1/16/18	500,000	499,570

		3,048,271

Time Deposit — 0.0%
Euro Time Deposit 0.120% 1/02/18	37,013	37,013

TOTAL SHORT-TERM INVESTMENTS (Cost $3,085,297)		3,085,284

TOTAL INVESTMENTS — 102.3% (Cost $105,812,095) (i)		118,569,489

Other Assets/ (Liabilities) — (2.3)%		(2,675,875)

NET ASSETS — 100.0%		$115,893,614

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $11,746,782 or 10.14% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2017.
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $103,355 or 0.09% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At December 31, 2017, these securities amounted to a value of $99,305 or 0.09% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

(#) The Fund had the following open Purchased Swaptions contracts at December 31, 2017:

Purchased Swaptions

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	790,000	USD	790,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$39,495	$38,402	$(1,093)

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)

Put
Barclays Bank PLC	1,620,000	USD	1,620,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$80,988	$76,563	$(4,425)

							$120,483	$114,965	$(5,518)

The Fund had the following open Futures contracts at December 31, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Mini MSCI EAFE	3/16/18	17	$1,702,868	$35,807
U.S. Treasury Note 2 Year	3/29/18	10	2,144,687	(3,593)
U.S. Treasury Note 5 Year	3/29/18	18	2,100,076	(9,123)
U.S. Treasury Note 10 Year	3/20/18	9	1,120,348	(3,927)
U.S. Treasury Ultra 10 Year	3/20/18	1	133,723	(160)
U.S. Treasury Ultra Long Bond	3/20/18	6	998,020	7,918

				$26,922

Futures Contract — Short
U.S. Treasury Long Bond	3/20/18	1	$(152,533)	$(467)

The Fund had the following open Swap agreements at December 31, 2017:

Swaps

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	140,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(20,571)	$86	$(20,485)
Goldman Sachs International	USD	50,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(2,986)	(4,330)	(7,316)
Goldman Sachs International	USD	20,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(1,324)	(1,602)	(2,926)

							$(24,881)	$(5,846)	$(30,727)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 1.6%
Chemicals — 1.6%
Eastman Chemical Co.	7,386	$684,239

Communications — 4.0%
Internet — 0.7%
Alphabet, Inc. Class A (a)	277	291,792

Media — 1.4%
DISH Network Corp. Class A (a)	5,200	248,300
The Walt Disney Co.	2,997	322,207

		570,507

Telecommunications — 1.9%
AT&T, Inc.	20,440	794,707

		1,657,006

Consumer, Cyclical — 9.0%
Airlines — 0.9%
Southwest Airlines Co.	5,604	366,782

Apparel — 1.0%
Hanesbrands, Inc. (b)	18,850	394,153

Auto Manufacturers — 0.5%
PACCAR, Inc.	2,960	210,397

Home Furnishing — 0.7%
Whirlpool Corp.	1,719	289,892

Leisure Time — 0.7%
Carnival Corp.	4,689	311,209

Lodging — 1.0%
Wyndham Worldwide Corp.	3,540	410,180

Retail — 4.2%
Tapestry, Inc.	7,270	321,552
Target Corp.	8,150	531,788
Wal-Mart Stores, Inc.	7,790	769,263
Walgreens Boots Alliance, Inc.	1,733	125,850

		1,748,453

		3,731,066

Consumer, Non-cyclical — 15.9%
Agriculture — 1.1%
Philip Morris International, Inc.	4,330	457,465

Beverages — 1.9%
The Coca-Cola Co.	8,480	389,062
Coca-Cola European Partners PLC	9,520	379,372

		768,434

Biotechnology — 1.3%
Amgen, Inc.	2,328	404,839
Gilead Sciences, Inc.	2,032	145,573

		550,412

	Number of Shares	Value
Cosmetics & Personal Care — 1.2%
The Procter & Gamble Co.	5,492	$504,605

Health Care – Products — 3.9%
Boston Scientific Corp. (a)	8,310	206,005
Danaher Corp.	5,038	467,627
Thermo Fisher Scientific, Inc.	1,814	344,442
Zimmer Biomet Holdings, Inc.	4,707	567,994

		1,586,068

Health Care – Services — 3.1%
UnitedHealth Group, Inc.	5,757	1,269,188

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	8,260	506,173
Pfizer, Inc.	25,128	910,136

		1,416,309

		6,552,481

Energy — 12.8%
Oil & Gas — 9.0%
Chevron Corp.	9,717	1,216,471
Concho Resources, Inc. (a)	2,760	414,607
ConocoPhillips	9,552	524,309
Phillips 66	3,747	379,009
Suncor Energy, Inc.	32,394	1,189,508

		3,723,904

Oil & Gas Services — 2.5%
Halliburton Co.	9,688	473,453
Weatherford International PLC (a)	139,866	583,241

		1,056,694

Pipelines — 1.3%
Enbridge, Inc. (b)	13,377	523,175

		5,303,773

Financial — 32.5%
Banks — 19.4%
Bank of America Corp.	78,050	2,304,036
Citigroup, Inc.	14,810	1,102,012
The Goldman Sachs Group, Inc.	2,920	743,899
JP Morgan Chase & Co.	19,797	2,117,091
KeyCorp	29,066	586,261
Morgan Stanley	9,043	474,486
Zions Bancorp	13,750	698,913

		8,026,698

Diversified Financial Services — 4.2%
Ameriprise Financial, Inc.	2,732	462,992
BlackRock, Inc.	1,100	565,081
Nasdaq, Inc.	9,168	704,377

		1,732,450

Insurance — 5.0%
Aon PLC	3,498	468,732

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Hartford Financial Services Group, Inc.	10,470	$589,252
MetLife, Inc.	10,504	531,082
XL Group Ltd.	13,042	458,557

		2,047,623

Real Estate Investment Trusts (REITS) — 3.9%
Crown Castle International Corp.	5,590	620,546
Digital Realty Trust, Inc.	2,288	260,603
Invitation Homes, Inc.	7,973	187,924
Prologis, Inc.	8,220	530,272

		1,599,345

		13,406,116

Industrial — 13.0%
Aerospace & Defense — 2.0%
Lockheed Martin Corp.	2,589	831,198

Electronics — 0.7%
TE Connectivity Ltd.	3,287	312,396

Engineering & Construction — 0.8%
Fluor Corp.	6,110	315,582

Environmental Controls — 1.1%
Waste Management, Inc.	5,340	460,842

Machinery – Construction & Mining — 1.9%
Caterpillar, Inc.	5,000	787,900

Machinery – Diversified — 0.5%
Zebra Technologies Corp. Class A (a)	1,900	197,220

Manufacturing — 0.6%
Siemens AG Sponsored ADR	3,760	260,455

Miscellaneous – Manufacturing — 1.5%
Parker-Hannifin Corp.	3,020	602,732

Packaging & Containers — 1.1%
WestRock Co.	7,060	446,263

Transportation — 2.8%
FedEx Corp.	1,058	264,013
Kansas City Southern	2,440	256,737
XPO Logistics, Inc. (a) (b)	6,884	630,506

		1,151,256

		5,365,844

Technology — 7.8%
Computers — 1.2%
Check Point Software Technologies Ltd. (a)	1,337	138,540
HP, Inc.	17,240	362,212

		500,752

Semiconductors — 2.9%
Broadcom Ltd.	986	253,303
Marvell Technology Group Ltd.	24,790	532,241
Texas Instruments, Inc.	3,783	395,097

		1,180,641

	Number of Shares	Value
Software — 3.7%
First Data Corp. Class A (a)	27,001	$451,187
Microsoft Corp.	7,071	604,853
Synopsys, Inc. (a)	5,527	471,122

		1,527,162

		3,208,555

Utilities — 2.9%
Electric — 2.9%
Edison International	9,612	607,863
Entergy Corp.	4,980	405,322
NextEra Energy, Inc.	1,243	194,144

		1,207,329

TOTAL COMMON STOCK (Cost $33,738,041)		41,116,409

TOTAL EQUITIES (Cost $33,738,041)		41,116,409

MUTUAL FUNDS — 3.8%
Diversified Financial Services — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)	1,553,454	1,553,454

TOTAL MUTUAL FUNDS (Cost $1,553,454)		1,553,454

TOTAL LONG-TERM INVESTMENTS (Cost $35,291,495)		42,669,863

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (d)	$232,801	232,801

TOTAL SHORT-TERM INVESTMENTS (Cost $232,801)		232,801

TOTAL INVESTMENTS — 103.9% (Cost $35,524,296) (e)		42,902,664

Other Assets/(Liabilities) — (3.9)%		(1,600,313)

NET ASSETS — 100.0%		$41,302,351

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $1,517,968 or 3.68% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $232,815. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $238,024.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 3.5%
Chemicals — 2.2%
Air Products & Chemicals, Inc.	3,090	$507,007
Albemarle Corp.	2,010	257,059
Ashland Global Holdings, Inc.	700	49,840
Cabot Corp.	200	12,318
Celanese Corp. Series A	1,500	160,620
CF Industries Holdings, Inc.	9,500	404,130
DowDuPont, Inc.	810	57,688
Eastman Chemical Co.	200	18,528
Huntsman Corp.	21,300	709,077
LyondellBasell Industries NV Class A	3,300	364,056
Olin Corp.	1,600	56,928
Platform Specialty Products Corp. (a)	42,600	422,592
Praxair, Inc.	5,030	778,041
Westlake Chemical Corp.	6,660	709,490

		4,507,374

Forest Products & Paper — 0.2%
Domtar Corp.	8,137	402,944

Iron & Steel — 0.4%
Steel Dynamics, Inc.	4,200	181,146
United States Steel Corp.	17,290	608,435

		789,581

Mining — 0.7%
Alcoa Corp. (a)	3,400	183,158
Freeport-McMoRan, Inc. (a)	34,631	656,604
Newmont Mining Corp.	7,800	292,656
Southern Copper Corp.	9,100	431,795
Tahoe Resources, Inc.	3,200	15,328

		1,579,541

		7,279,440

Communications — 7.6%
Internet — 0.9%
eBay, Inc. (a)	19,100	720,834
FireEye, Inc. (a)	700	9,940
Liberty Expedia Holdings, Inc. Class A (a)	13,500	598,455
Liberty Ventures Series A (a)	8,700	471,888
Twitter, Inc. (a)	6,000	144,060

		1,945,177

Media — 1.7%
Comcast Corp. Class A	5,400	216,270
Discovery Communications, Inc. Class A (a)	6,100	136,518
Discovery Communications, Inc. Class C (a)	3,300	69,861

	Number of Shares	Value
DISH Network Corp. Class A (a)	200	$9,550
John Wiley & Sons, Inc. Class A	1,400	92,050
News Corp. Class A	2,800	45,388
Scripps Networks Interactive, Inc. Class A	2,200	187,836
Sirius XM Holdings, Inc.	117,400	629,264
TEGNA, Inc.	4,455	62,727
Time Warner, Inc.	12,890	1,179,048
Twenty-First Century Fox, Inc. Class A	11,200	386,736
Twenty-First Century Fox, Inc. Class B	4,300	146,716
Viacom, Inc. Class A	1,500	52,350
Viacom, Inc. Class B	7,800	240,318

		3,454,632

Telecommunications — 5.0%
ARRIS International PLC (a)	13,600	349,384
AT&T, Inc.	117,414	4,565,056
CenturyLink, Inc.	7	117
Cisco Systems, Inc.	84,000	3,217,200
EchoStar Corp. Class A (a)	8,900	533,110
Juniper Networks, Inc.	8,900	253,650
LogMeIn, Inc.	6,080	696,160
Motorola Solutions, Inc.	2,400	216,816
T-Mobile US, Inc. (a)	7,550	479,501
Telephone & Data Systems, Inc.	1,118	31,080
Verizon Communications, Inc.	2,700	142,911

		10,484,985

		15,884,794

Consumer, Cyclical — 9.5%
Airlines — 1.4%
Alaska Air Group, Inc.	4,900	360,199
American Airlines Group, Inc.	7,300	379,819
Copa Holdings SA Class A	4,380	587,183
Delta Air Lines, Inc.	7,400	414,400
JetBlue Airways Corp. (a)	17,500	390,950
Spirit Airlines, Inc. (a)	8,600	385,710
United Continental Holdings, Inc. (a)	5,100	343,740

		2,862,001

Apparel — 0.5%
Michael Kors Holdings Ltd. (a)	3,000	188,850
Ralph Lauren Corp.	3,900	404,391
VF Corp.	5,600	414,400

		1,007,641

Auto Manufacturers — 1.2%
Ford Motor Co.	74,500	930,505
General Motors Co.	28,000	1,147,720
PACCAR, Inc.	5,200	369,616

		2,447,841

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.7%
Adient PLC	62	$4,880
BorgWarner, Inc.	7,200	367,848
The Goodyear Tire & Rubber Co.	3,400	109,854
Lear Corp.	5,270	930,998

		1,413,580

Distribution & Wholesale — 0.0%
WESCO International, Inc. (a)	1,200	81,780

Entertainment — 0.2%
Cinemark Holdings, Inc.	3,500	121,870
Dolby Laboratories, Inc. Class A	800	49,600
International Game Technology PLC	6,300	167,013
Regal Entertainment Group Class A	800	18,408

		356,891

Food Services — 0.0%
Aramark	400	17,096

Home Builders — 0.5%
CalAtlantic Group, Inc.	2,000	112,780
D.R. Horton, Inc.	2,000	102,140
Lennar Corp. Class A	2,700	170,748
Lennar Corp. Class B	3,114	160,931
PulteGroup, Inc.	2,900	96,425
Toll Brothers, Inc.	10,500	504,210

		1,147,234

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a)	1,000	62,690
Whirlpool Corp.	1,010	170,326

		233,016

Leisure Time — 0.5%
Brunswick Corp.	500	27,610
Harley-Davidson, Inc.	8,700	442,656
Norwegian Cruise Line Holdings Ltd. (a)	1,700	90,525
Royal Caribbean Cruises Ltd.	3,480	415,094

		975,885

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	700	55,902
Hyatt Hotels Corp. Class A (a)	7,000	514,780
MGM Resorts International	5,600	186,984

		757,666

Retail — 4.0%
AutoNation, Inc. (a)	7,100	364,443
Bed Bath & Beyond, Inc.	11,300	248,487
Best Buy Co., Inc.	6,200	424,514
Burlington Stores, Inc. (a)	850	104,576
CVS Health Corp.	12,880	933,800
Dick’s Sporting Goods, Inc.	15,600	448,344
Foot Locker, Inc.	10,100	473,488
GameStop Corp. Class A	18,300	328,485

	Number of Shares	Value
The Gap, Inc.	4,700	$160,082
Kohl’s Corp.	2,800	151,844
Liberty Interactive Corp. Class A (a)	4,800	117,216
Macy’s, Inc.	14,644	368,882
The Michaels Cos., Inc. (a)	1,900	45,961
Nu Skin Enterprises, Inc. Class A	4,900	334,327
PVH Corp.	1,370	187,978
Signet Jewelers Ltd.	6,800	384,540
Target Corp.	11,200	730,800
Tiffany & Co.	500	51,975
Urban Outfitters, Inc. (a)	300	10,518
Wal-Mart Stores, Inc.	18,200	1,797,250
Walgreens Boots Alliance, Inc.	9,639	699,984

		8,367,494

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	1,100	99,979

		19,768,104

Consumer, Non-cyclical — 17.6%
Agriculture — 0.4%
Bunge Ltd.	2,700	181,116
Philip Morris International, Inc.	6,160	650,804

		831,920

Beverages — 0.3%
The Coca-Cola Co.	4,800	220,224
Molson Coors Brewing Co. Class B	1,560	128,029
PepsiCo, Inc.	2,910	348,968

		697,221

Biotechnology — 1.9%
Amgen, Inc.	17,770	3,090,203
Bio-Rad Laboratories, Inc. Class A (a)	10	2,387
Gilead Sciences, Inc.	7,700	551,628
United Therapeutics Corp. (a)	2,450	362,477

		4,006,695

Commercial Services — 0.3%
Booz Allen Hamilton Holding Corp.	3,900	148,707
CoreLogic, Inc. (a)	400	18,484
Graham Holdings Co. Class B	6	3,350
H&R Block, Inc.	1,000	26,220
ManpowerGroup, Inc.	3,030	382,113
Sabre Corp.	2,000	41,000

		619,874

Cosmetics & Personal Care — 2.4%
Colgate-Palmolive Co.	4,100	309,345
Edgewell Personal Care Co. (a)	80	4,751
The Procter & Gamble Co.	50,710	4,659,235

		4,973,331

Foods — 0.6%
Campbell Soup Co.	700	33,677
Conagra Brands, Inc.	8,600	323,962

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ingredion, Inc.	160	$22,368
The J.M. Smucker Co.	350	43,484
The Kraft Heinz Co.	400	31,104
The Kroger Co.	3,600	98,820
Lamb Weston Holdings, Inc.	33	1,863
Mondelez International, Inc. Class A	50	2,140
Pilgrim’s Pride Corp. (a)	7,200	223,632
Pinnacle Foods, Inc.	100	5,947
Post Holdings, Inc. (a)	300	23,769
Seaboard Corp.	30	132,300
Tyson Foods, Inc. Class A	4,700	381,029

		1,324,095

Health Care – Products — 2.8%
Abbott Laboratories	35,600	2,031,692
Baxter International, Inc.	16,400	1,060,096
The Cooper Cos., Inc.	30	6,536
Danaher Corp.	5,500	510,510
Hologic, Inc. (a)	5,000	213,750
Medtronic PLC	16,669	1,346,022
QIAGEN NV	8,100	250,533
STERIS PLC	400	34,988
Teleflex, Inc.	460	114,457
Thermo Fisher Scientific, Inc.	570	108,232
Zimmer Biomet Holdings, Inc.	1,070	129,117

		5,805,933

Health Care – Services — 1.9%
Aetna, Inc.	2,421	436,724
Anthem, Inc.	4,380	985,544
Centene Corp. (a)	7,900	796,952
Cigna Corp.	1,710	347,284
HCA Healthcare, Inc. (a)	3,800	333,792
Humana, Inc.	860	213,340
LifePoint Health, Inc. (a)	4,900	244,020
Quest Diagnostics, Inc.	2,070	203,874
WellCare Health Plans, Inc. (a)	1,550	311,721

		3,873,251

Household Products & Wares — 0.3%
Avery Dennison Corp.	4,320	496,195
Kimberly-Clark Corp.	770	92,908

		589,103

Pharmaceuticals — 6.7%
Allergan PLC	4,730	773,733
Bristol-Myers Squibb Co.	5,100	312,528
Cardinal Health, Inc.	3,300	202,191
Endo International PLC (a)	31,100	241,025
Express Scripts Holding Co. (a)	10,400	776,256
Johnson & Johnson	37,370	5,221,336
Mallinckrodt PLC (a)	19,260	434,506
McKesson Corp.	4,520	704,894
Merck & Co., Inc.	33,228	1,869,740
Mylan NV (a)	4,700	198,857

	Number of Shares	Value
Perrigo Co. PLC	1,300	$113,308
Pfizer, Inc.	87,015	3,151,683

		14,000,057

		36,721,480

Energy — 8.5%
Coal — 0.0%
CONSOL Energy, Inc. (a)	487	19,241

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	5,600	378,112

Oil & Gas — 7.5%
Andeavor	1,560	178,370
Apache Corp.	28	1,182
Chevron Corp.	20,515	2,568,273
CNX Resources Corp. (a)	3,900	57,057
ConocoPhillips	8,648	474,689
Devon Energy Corp.	12,750	527,850
Diamondback Energy, Inc. (a)	60	7,575
EOG Resources, Inc.	5,020	541,708
Exxon Mobil Corp.	54,390	4,549,180
Gulfport Energy Corp. (a)	35,700	455,532
HollyFrontier Corp.	9,300	476,346
Marathon Oil Corp.	25,200	426,636
Marathon Petroleum Corp.	20,940	1,381,621
Murphy Oil Corp.	1,700	52,785
Murphy USA, Inc. (a)	5,000	401,800
Noble Energy, Inc.	80	2,331
Occidental Petroleum Corp.	11,330	834,568
Patterson-UTI Energy, Inc.	2,500	57,525
PBF Energy, Inc. Class A	12,700	450,215
Phillips 66	1,200	121,380
Pioneer Natural Resources Co.	1,960	338,786
QEP Resources, Inc. (a)	46,900	448,833
Southwestern Energy Co. (a)	7,500	41,850
Transocean Ltd. (a)	15,200	162,336
Valero Energy Corp.	11,764	1,081,229
Whiting Petroleum Corp. (a)	1,450	38,396
WPX Energy, Inc. (a)	66	929

		15,678,982

Oil & Gas Services — 0.7%
Baker Hughes a GE Co.	3	95
Halliburton Co.	10,800	527,796
National Oilwell Varco, Inc.	17,000	612,340
Oceaneering International, Inc.	6,300	133,182
Schlumberger Ltd.	3,840	258,778

		1,532,191

Pipelines — 0.1%
Kinder Morgan, Inc.	4,000	72,280
The Williams Cos., Inc.	5,400	164,646

		236,926

		17,845,452

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 32.3%
Banks — 16.2%
Associated Banc-Corp.	17,850	$453,390
Bank of America Corp.	222,173	6,558,547
Bank of Hawaii Corp.	820	70,274
The Bank of New York Mellon Corp.	14,450	778,277
BankUnited, Inc.	300	12,216
BB&T Corp.	3,419	169,993
BOK Financial Corp.	400	36,928
Capital One Financial Corp.	6,650	662,207
CIT Group, Inc.	11,100	546,453
Citigroup, Inc.	57,371	4,268,976
Citizens Financial Group, Inc.	20,400	856,392
Comerica, Inc.	6,600	572,946
Commerce Bancshares, Inc.	1,066	59,525
Cullen/Frost Bankers, Inc.	2,500	236,625
East West Bancorp, Inc.	2,900	176,407
F.N.B. Corp.	4,000	55,280
Fifth Third Bancorp	11,360	344,662
First Horizon National Corp.	616	12,314
The Goldman Sachs Group, Inc.	8,170	2,081,389
Huntington Bancshares, Inc.	5,171	75,290
JP Morgan Chase & Co.	63,027	6,740,107
KeyCorp	26,996	544,509
M&T Bank Corp.	385	65,831
Morgan Stanley	29,800	1,563,606
Northern Trust Corp.	700	69,923
PacWest Bancorp	6,700	337,680
The PNC Financial Services Group, Inc.	7,876	1,136,428
Popular, Inc.	300	10,647
Prosperity Bancshares, Inc.	900	63,063
Regions Financial Corp.	24,260	419,213
State Street Corp.	6,600	644,226
SunTrust Banks, Inc.	10,100	652,359
SVB Financial Group (a)	900	210,393
Synovus Financial Corp.	4,971	238,310
TCF Financial Corp.	2,100	43,050
US Bancorp	8,490	454,894
Webster Financial Corp.	1,200	67,392
Wells Fargo & Co.	36,153	2,193,403
Western Alliance Bancorp (a)	4,100	232,142
Zions Bancorp	3,450	175,364

		33,890,631

Diversified Financial Services — 4.4%
Affiliated Managers Group, Inc.	400	82,100
Air Lease Corp.	1,600	76,944
Ally Financial, Inc.	18,800	548,208
American Express Co.	12,500	1,241,375
Ameriprise Financial, Inc.	3,000	508,410
BlackRock, Inc.	1,750	898,992
The Charles Schwab Corp.	700	35,959

	Number of Shares	Value
CME Group, Inc.	1,670	$243,903
Credit Acceptance Corp. (a)	740	239,375
Discover Financial Services	5,500	423,060
E*TRADE Financial Corp. (a)	7,900	391,603
Federated Investors, Inc. Class B	1,800	64,944
FNF Group	2,557	100,337
Franklin Resources, Inc.	7,700	333,641
Intercontinental Exchange, Inc.	5,035	355,270
Invesco Ltd.	10,700	390,978
Lazard Ltd. Class A	3,600	189,000
Legg Mason, Inc.	14,500	608,710
Navient Corp.	32,100	427,572
OneMain Holdings, Inc. (a)	5,400	140,346
Raymond James Financial, Inc.	4,600	410,780
Santander Consumer USA Holdings, Inc.	31,400	584,668
SLM Corp. (a)	6,600	74,580
Synchrony Financial	10,800	416,988
T. Rowe Price Group, Inc.	3,900	409,227

		9,196,970

Insurance — 6.4%
Aflac, Inc.	5,200	456,456
Alleghany Corp. (a)	85	50,668
The Allstate Corp.	4,000	418,840
American Financial Group, Inc.	250	27,135
American International Group, Inc.	2	119
American National Insurance Co.	310	39,758
Arch Capital Group Ltd. (a)	400	36,308
Aspen Insurance Holdings Ltd.	600	24,360
Assurant, Inc.	820	82,689
Assured Guaranty Ltd.	14,700	497,889
Athene Holding Ltd. Class A (a)	8,100	418,851
Axis Capital Holdings Ltd.	4,900	246,274
Berkshire Hathaway, Inc. Class B (a)	19,630	3,891,059
Brighthouse Financial, Inc. (a)	30	1,759
Chubb Ltd.	3,401	496,988
Cincinnati Financial Corp.	320	23,990
CNA Financial Corp.	12,500	663,125
Everest Re Group Ltd.	1,040	230,110
Fairfax Financial Holdings Ltd.	163	86,445
First American Financial Corp.	2,700	151,308
The Hanover Insurance Group, Inc.	300	32,424
The Hartford Financial Services Group, Inc.	6,090	342,745
Lincoln National Corp.	6,298	484,127
Loews Corp.	4,220	211,127
Markel Corp. (a)	5	5,696
Mercury General Corp.	90	4,810
MetLife, Inc.	19,540	987,942
Old Republic International Corp.	15,500	331,390
Principal Financial Group, Inc.	4,300	303,408
Prudential Financial, Inc.	6,780	779,564

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Reinsurance Group of America, Inc.	2,780	$433,485
RenaissanceRe Holdings Ltd.	140	17,583
Torchmark Corp.	890	80,732
The Travelers Cos., Inc.	3,139	425,774
Unum Group	9,000	494,010
Validus Holdings Ltd.	800	37,536
Voya Financial, Inc.	8,800	435,336
W.R. Berkley Corp.	900	64,485
White Mountains Insurance Group Ltd.	3	2,554
XL Group Ltd.	50	1,758

		13,320,617

Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	11,800	511,058
Jones Lang LaSalle, Inc.	440	65,529

		576,587

Real Estate Investment Trusts (REITS) — 5.0%
AGNC Investment Corp.	15,600	314,964
Alexandria Real Estate Equities, Inc.	20	2,612
American Campus Communities, Inc.	100	4,103
Annaly Capital Management, Inc.	44,960	534,574
Apartment Investment & Management Co. Class A	100	4,371
Apple Hospitality REIT, Inc.	2,500	49,025
AvalonBay Communities, Inc.	1,844	328,988
Boston Properties, Inc.	50	6,501
Brandywine Realty Trust	19,900	361,981
Brixmor Property Group, Inc.	3,300	61,578
Camden Property Trust	100	9,206
Chimera Investment Corp.	41,020	758,050
CoreCivic, Inc.	3,205	72,112
DCT Industrial Trust, Inc.	3,500	205,730
Digital Realty Trust, Inc.	30	3,417
Duke Realty Corp.	15,400	419,034
EPR Properties	900	58,914
Equity Commonwealth (a)	2,167	66,115
Equity Residential	4,200	267,834
Essex Property Trust, Inc.	1,223	295,196
Gaming and Leisure Properties, Inc.	9,800	362,600
GGP, Inc.	300	7,017
HCP, Inc.	9,500	247,760
Highwoods Properties, Inc.	800	40,728
Hospitality Properties Trust	540	16,119
Host Hotels & Resorts, Inc.	3	60
Hudson Pacific Properties, Inc.	9,200	315,100
JBG SMITH Properties	19	660
Kilroy Realty Corp.	100	7,465
Kimco Realty Corp.	200	3,630
Liberty Property Trust	2,170	93,332
Life Storage, Inc.	3,500	311,745
The Macerich Co.	1,882	123,610
Medical Properties Trust, Inc.	3,900	53,742

	Number of Shares	Value
MFA Financial, Inc.	29,900	$236,808
Mid-America Apartment Communities, Inc.	3,983	400,530
National Retail Properties, Inc.	300	12,939
New Residential Investment Corp.	47,700	852,876
Omega Healthcare Investors, Inc.	4,700	129,438
Park Hotels & Resorts, Inc.	24,900	715,875
Piedmont Office Realty Trust, Inc. Class A	2,400	47,064
Prologis, Inc.	7,385	476,406
Rayonier, Inc.	500	15,815
Realty Income Corp.	600	34,212
Senior Housing Properties Trust	3,600	68,940
Spirit Realty Capital, Inc.	200	1,716
Starwood Property Trust, Inc.	16,000	341,600
Two Harbors Investment Corp.	36,650	595,929
UDR, Inc.	3,100	119,412
Uniti Group, Inc. (a)	72	1,281
Ventas, Inc.	8,100	486,081
Vornado Realty Trust	38	2,971
Weingarten Realty Investors	900	29,583
Welltower, Inc.	600	38,262
Weyerhaeuser Co.	9,600	338,496
WP Carey, Inc.	800	55,120

		10,409,227

Savings & Loans — 0.0%
New York Community Bancorp, Inc.	90	1,172
People’s United Financial, Inc.	4,200	78,540

		79,712

		67,473,744

Industrial — 7.8%
Aerospace & Defense — 0.5%
Harris Corp.	4,098	580,482
L3 Technologies, Inc.	790	156,301
Lockheed Martin Corp.	160	51,368
Raytheon Co.	500	93,925
Spirit AeroSystems Holdings, Inc. Class A	2,500	218,125

		1,100,201

Building Materials — 0.1%
Fortune Brands Home & Security, Inc.	200	13,688
Johnson Controls International PLC	29	1,105
Owens Corning	2,300	211,462
USG Corp. (a)	1,000	38,560

		264,815

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	3,400	246,398
Emerson Electric Co.	8,300	578,427

		824,825

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.9%
Agilent Technologies, Inc.	5,400	$361,638
Arrow Electronics, Inc. (a)	3,800	305,558
Avnet, Inc.	9,200	364,504
Corning, Inc.	24,400	780,556
Fortive Corp.	1,400	101,290
Garmin Ltd.	3,300	196,581
Gentex Corp.	1,400	29,330
Honeywell International, Inc.	6,010	921,694
Jabil, Inc.	17,200	451,500
Keysight Technologies, Inc. (a)	2,400	99,840
PerkinElmer, Inc.	810	59,227
Trimble, Inc. (a)	4,100	166,624

		3,838,342

Engineering & Construction — 0.5%
AECOM (a)	4,011	149,009
Fluor Corp.	13,900	717,935
Jacobs Engineering Group, Inc.	2,500	164,900

		1,031,844

Environmental Controls — 0.1%
Republic Services, Inc.	3,290	222,437
Waste Management, Inc.	340	29,342

		251,779

Hand & Machine Tools — 0.2%
Regal Beloit Corp.	1,000	76,600
Stanley Black & Decker, Inc.	2,265	384,348

		460,948

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	6,030	950,207
Oshkosh Corp.	300	27,267
Terex Corp.	13,800	665,436

		1,642,910

Machinery – Diversified — 0.6%
AGCO Corp.	3,766	269,005
Cummins, Inc.	3,660	646,502
IDEX Corp.	810	106,896
Roper Technologies, Inc.	530	137,270
Xylem, Inc.	1,100	75,020

		1,234,693

Metal Fabricate & Hardware — 0.0%
The Timken Co.	1,000	49,150
Valmont Industries, Inc.	70	11,610

		60,760

Miscellaneous – Manufacturing — 1.6%
AptarGroup, Inc.	600	51,768
Colfax Corp. (a)	4,900	194,138
Crane Co.	3,920	349,742
Donaldson Co., Inc.	2,000	97,900
Dover Corp.	4,300	434,257

	Number of Shares	Value
Eaton Corp. PLC	6,772	$535,056
General Electric Co.	90	1,571
Ingersoll-Rand PLC	2,700	240,813
ITT, Inc.	1,000	53,370
Parker-Hannifin Corp.	2,990	596,744
Pentair PLC	1,019	71,962
Textron, Inc.	6,100	345,199
Trinity Industries, Inc.	11,600	434,536

		3,407,056

Packaging & Containers — 0.5%
Ardagh Group SA	12,700	267,970
Bemis Co., Inc.	60	2,867
Crown Holdings, Inc. (a)	1,000	56,250
Owens-Illinois, Inc. (a)	19,600	434,532
WestRock Co.	3,440	217,443

		979,062

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	460	108,422

Transportation — 0.5%
Norfolk Southern Corp.	3,390	491,211
Ryder System, Inc.	90	7,575
Union Pacific Corp.	1,360	182,376
XPO Logistics, Inc. (a)	4,800	439,632

		1,120,794

		16,326,451

Technology — 7.8%
Computers — 2.2%
Amdocs Ltd.	3,000	196,440
Conduent, Inc. (a)	27,351	441,992
DST Systems, Inc.	3,400	211,038
Hewlett Packard Enterprise Co.	24,300	348,948
HP, Inc.	21,400	449,614
International Business Machines Corp.	4,320	662,774
Leidos Holdings, Inc.	2,350	151,740
NetApp, Inc.	12,200	674,904
Teradata Corp. (a)	11,900	457,674
Western Digital Corp.	12,736	1,012,894

		4,608,018

Office & Business Equipment — 0.3%
Pitney Bowes, Inc.	16,500	184,470
Xerox Corp.	16,614	484,298

		668,768

Semiconductors — 3.3%
Cypress Semiconductor Corp.	4,400	67,056
Intel Corp.	84,400	3,895,904
Marvell Technology Group Ltd.	2,100	45,087
Micron Technology, Inc. (a)	8,300	341,296
NXP Semiconductor NV (a)	1,960	229,497
ON Semiconductor Corp. (a)	24,000	502,560

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QUALCOMM, Inc.	24,500	$1,568,490
Teradyne, Inc.	4,700	196,789
Xilinx, Inc.	200	13,484

		6,860,163

Software — 2.0%
Autodesk, Inc. (a)	360	37,739
CA, Inc.	13,890	462,259
The Dun & Bradstreet Corp.	2,870	339,837
Fidelity National Information Services, Inc.	7,200	677,448
Nuance Communications, Inc. (a)	2,700	44,145
Oracle Corp.	47,500	2,245,800
SS&C Technologies Holdings, Inc	100	4,048
Synopsys, Inc. (a)	523	44,580
Zynga, Inc. Class A (a)	63,900	255,600

		4,111,456

		16,248,405

Utilities — 4.6%
Electric — 4.2%
AES Corp.	42,800	463,524
Alliant Energy Corp.	600	25,566
Ameren Corp.	2,360	139,216
American Electric Power Co., Inc.	2,830	208,203
Avangrid, Inc.	1,100	55,638
Calpine Corp. (a)	20,400	308,652
CenterPoint Energy, Inc.	7,900	224,044
CMS Energy Corp.	2,300	108,790
Consolidated Edison, Inc.	5,160	438,342
DTE Energy Co.	2,780	304,299
Duke Energy Corp.	8,914	749,756
Edison International	6,280	397,147
Entergy Corp.	7,900	642,981
Eversource Energy	1,481	93,570
Exelon Corp.	4,275	168,478
FirstEnergy Corp.	13,327	408,073
Great Plains Energy, Inc.	11,637	375,177
Hawaiian Electric Industries, Inc.	900	32,535
NextEra Energy, Inc.	4,802	750,024
OGE Energy Corp.	3,600	118,476
PG&E Corp.	10,830	485,509
Pinnacle West Capital Corp.	1,760	149,917
PPL Corp.	14,000	433,300
Public Service Enterprise Group, Inc.	7,600	391,400
SCANA Corp.	2,520	100,246
The Southern Co.	12,250	589,102
Vistra Energy Corp. (a)	15,600	285,792
WEC Energy Group, Inc.	2,720	180,690
Westar Energy, Inc.	200	10,560
Xcel Energy, Inc.	3,720	178,969

		8,817,976

	Number of Shares	Value
Gas — 0.4%
Atmos Energy Corp.	250	$21,473
National Fuel Gas Co.	1,150	63,146
NiSource, Inc.	16,690	428,432
Sempra Energy	2,630	281,200
UGI Corp.	435	20,423
Vectren Corp.	150	9,753

		824,427

Water — 0.0%
Aqua America, Inc.	25	981

		9,643,384

TOTAL COMMON STOCK (Cost $183,521,691)		207,191,254

TOTAL EQUITIES (Cost $183,521,691)		207,191,254

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley (CVR) (a) (b) (c)	9,300	9,393
Safeway PDC, LLC. (CVR) (a) (b) (c)	9,300	465

		9,858

TOTAL RIGHTS (Cost $9,700)		9,858

TOTAL LONG-TERM INVESTMENTS (Cost $183,531,391)		207,201,112

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Rerpurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (d)	$1,325,698	1,325,698

TOTAL SHORT-TERM INVESTMENTS (Cost $1,325,698)		1,325,698

TOTAL INVESTMENTS — 99.8% (Cost $184,857,089) (e)		208,526,810

Other Assets/(Liabilities) — 0.2%		461,906

NET ASSETS — 100.0%		$208,988,716

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $9,858 or 0.00% of net assets.
(d)	Maturity value of $1,325,778. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $1,355,703.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 2.3%
Chemicals — 2.3%
DowDuPont, Inc.	20,584	$1,465,992
PPG Industries, Inc.	14,914	1,742,253

		3,208,245

Communications — 15.7%
Internet — 8.9%
Alphabet, Inc. Class C (a)	6,505	6,806,832
eBay, Inc. (a)	45,170	1,704,716
Facebook, Inc. Class A (a)	21,516	3,796,713

		12,308,261

Media — 3.1%
Comcast Corp. Class A	109,402	4,381,550

Telecommunications — 3.7%
Cisco Systems, Inc.	19,710	754,893
Motorola Solutions, Inc.	19,320	1,745,369
Verizon Communications, Inc.	49,290	2,608,920

		5,109,182

		21,798,993

Consumer, Cyclical — 9.7%
Airlines — 0.5%
Alaska Air Group, Inc.	8,890	653,504

Auto Parts & Equipment — 0.9%
Aptiv PLC	12,074	1,024,237
Delphi Technologies PLC (a)	3,974	208,516

		1,232,753

Distribution & Wholesale — 0.7%
Fastenal Co.	18,360	1,004,108

Home Furnishing — 1.1%
Whirlpool Corp.	8,810	1,485,719

Retail — 6.5%
CarMax, Inc. (a)	23,130	1,483,327
Lowe’s Cos., Inc.	29,000	2,695,260
McDonald’s Corp.	15,777	2,715,537
O’Reilly Automotive, Inc. (a)	8,940	2,150,428

		9,044,552

		13,420,636

Consumer, Non-cyclical — 24.8%
Agriculture — 1.8%
Philip Morris International, Inc.	24,301	2,567,401

Beverages — 3.1%
PepsiCo, Inc.	35,837	4,297,573

Biotechnology — 2.9%
Celgene Corp. (a)	23,302	2,431,797
Gilead Sciences, Inc.	21,970	1,573,931

		4,005,728

	Number of Shares	Value
Commercial Services — 4.3%
Equifax, Inc.	5,740	$676,861
Nielsen Holdings PLC	37,640	1,370,096
PayPal Holdings, Inc. (a)	25,697	1,891,813
S&P Global, Inc.	12,310	2,085,314

		6,024,084

Foods — 3.1%
The Kraft Heinz Co.	29,540	2,297,030
Mondelez International, Inc. Class A	46,241	1,979,115

		4,276,145

Health Care – Products — 1.9%
Boston Scientific Corp. (a)	46,633	1,156,032
Stryker Corp.	9,860	1,526,722

		2,682,754

Health Care – Services — 3.4%
DaVita, Inc. (a)	13,750	993,437
UnitedHealth Group, Inc.	17,149	3,780,669

		4,774,106

Pharmaceuticals — 4.3%
Express Scripts Holding Co. (a)	21,379	1,595,729
Merck & Co., Inc.	66,571	3,745,950
Valeant Pharmaceuticals International, Inc. (a) (b)	27,526	571,990

		5,913,669

		34,541,460

Energy — 5.8%
Oil & Gas — 2.3%
Suncor Energy, Inc.	86,318	3,169,597

Oil & Gas Services — 1.6%
Schlumberger Ltd.	33,060	2,227,913

Pipelines — 1.9%
Magellan Midstream Partners LP (c)	38,289	2,716,222

		8,113,732

Financial — 19.8%
Banks — 7.4%
The Bank of New York Mellon Corp.	41,767	2,249,570
Citigroup, Inc.	59,875	4,455,299
SunTrust Banks, Inc.	24,608	1,589,431
US Bancorp	36,076	1,932,952

		10,227,252

Diversified Financial Services — 5.2%
American Express Co.	17,102	1,698,400
CME Group, Inc.	13,735	2,005,997
Discover Financial Services	17,438	1,341,331
Intercontinental Exchange, Inc.	31,040	2,190,182

		7,235,910

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 6.0%
Berkshire Hathaway, Inc. Class B (a)	16,430	$3,256,755
Marsh & McLennan Cos., Inc.	22,603	1,839,658
MetLife, Inc.	20,770	1,050,131
The Progressive Corp.	38,000	2,140,160

		8,286,704

Real Estate Investment Trusts (REITS) — 1.2%
Mid-America Apartment Communities, Inc.	10,096	1,015,254
Ventas, Inc.	11,750	705,117

		1,720,371

		27,470,237

Industrial — 8.7%
Aerospace & Defense — 2.1%
Lockheed Martin Corp.	8,873	2,848,677

Building Materials — 1.6%
Johnson Controls International PLC	32,554	1,240,633
Vulcan Materials Co.	8,055	1,034,020

		2,274,653

Electronics — 0.7%
Agilent Technologies, Inc.	13,854	927,802

Environmental Controls — 0.7%
Republic Services, Inc.	15,034	1,016,449

Miscellaneous – Manufacturing — 1.5%
General Electric Co.	122,436	2,136,508

Transportation — 2.1%
Canadian National Railway Co.	21,050	1,736,625
Canadian Pacific Railway Ltd.	6,379	1,165,826

		2,902,451

		12,106,540

Technology — 10.6%
Computers — 7.9%
Amdocs Ltd.	28,009	1,834,029
Apple, Inc.	47,322	8,008,302
Western Digital Corp.	14,538	1,156,207

		10,998,538

Semiconductors — 1.9%
Applied Materials, Inc.	36,403	1,860,921
Maxim Integrated Products, Inc.	15,120	790,474

		2,651,395

Software — 0.8%
Cerner Corp. (a)	15,335	1,033,426

		14,683,359

Utilities — 2.2%
Electric — 1.0%
PG&E Corp.	31,910	1,430,525

	Number of Shares	Value
Gas — 1.2%
National Grid PLC	133,937	$1,573,358

		3,003,883

TOTAL COMMON STOCK (Cost $113,051,578)		138,347,085

TOTAL EQUITIES (Cost $113,051,578)		138,347,085

MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Prime Portfolio (d)	579,063	579,063

TOTAL MUTUAL FUNDS (Cost $579,063)		579,063

TOTAL LONG-TERM INVESTMENTS (Cost $113,630,641)		138,926,148

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (e)	$2,204,237	2,204,237

Time Deposit — 0.0%
Euro Time Deposit 0.120% 1/02/18	6,815	6,815

TOTAL SHORT-TERM INVESTMENTS (Cost $2,211,052)		2,211,052

TOTAL INVESTMENTS — 101.6% (Cost $115,841,693) (f)		141,137,200

Other Assets/(Liabilities) — (1.6)%		(2,184,555)

NET ASSETS — 100.0%		$138,952,645

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $566,255 or 0.41% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is a Master Limited Partnership.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,204,370. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $2,250,881.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 2.5%
Chemicals — 2.1%
Albemarle Corp.	400	$51,156
Celanese Corp. Series A	2,290	245,213
The Chemours Co.	16,300	815,978
DowDuPont, Inc.	6,300	448,686
Huntsman Corp.	38,300	1,275,007
LyondellBasell Industries NV Class A	12,170	1,342,595
Monsanto Co.	5,930	692,505
Platform Specialty Products Corp. (a)	60,000	595,200
Praxair, Inc.	6,930	1,071,932
Univar, Inc. (a)	5,600	173,376
Versum Materials, Inc.	2,420	91,597
Westlake Chemical Corp.	15,800	1,683,174

		8,486,419

Forest Products & Paper — 0.2%
International Paper Co.	9,200	533,048

Iron & Steel — 0.0%
Steel Dynamics, Inc.	800	34,504

Mining — 0.2%
Freeport-McMoRan, Inc. (a)	43,200	819,072
Southern Copper Corp.	2,102	99,740

		918,812

		9,972,783

Communications — 17.8%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	100	2,016
Omnicom Group, Inc.	8,100	589,923

		591,939

Internet — 13.3%
Alphabet, Inc. Class A (a)	10,059	10,596,150
Alphabet, Inc. Class C (a)	9,249	9,678,153
Amazon.com, Inc. (a)	8,651	10,117,085
CDW Corp.	1,400	97,286
Expedia, Inc.	2,052	245,768
F5 Networks, Inc. (a)	3,520	461,894
Facebook, Inc. Class A (a)	82,030	14,475,014
GoDaddy, Inc. Class A (a)	13,700	688,836
IAC/InterActiveCorp (a)	1,870	228,664
Liberty Expedia Holdings, Inc. Class A (a)	31,728	1,406,502
Match Group, Inc. (a)	3,400	106,454
Netflix, Inc. (a)	7	1,344
Palo Alto Networks, Inc. (a)	3,670	531,930
The Priceline Group, Inc. (a)	1,405	2,441,525
Symantec Corp.	3,600	101,016

	Number of Shares	Value
Twitter, Inc. (a)	36,400	$873,964
VeriSign, Inc. (a)	9,470	1,083,747

		53,135,332

Media — 3.2%
AMC Networks, Inc. Class A (a)	25,300	1,368,224
CBS Corp. Class B	6,500	383,500
Charter Communications, Inc. Class A (a)	480	161,261
Comcast Corp. Class A	166,100	6,652,305
DISH Network Corp. Class A (a)	4,300	205,325
Scripps Networks Interactive, Inc. Class A	7,300	623,274
Sirius XM Holdings, Inc.	304,300	1,631,048
Twenty-First Century Fox, Inc. Class A	17,600	607,728
Twenty-First Century Fox, Inc. Class B	12,000	409,440
The Walt Disney Co.	6,180	664,412

		12,706,517

Telecommunications — 1.2%
Arista Networks, Inc. (a)	3,470	817,463
LogMeIn, Inc.	6,510	745,395
Motorola Solutions, Inc.	400	36,136
T-Mobile US, Inc. (a)	16,600	1,054,266
Verizon Communications, Inc.	38,400	2,032,512

		4,685,772

		71,119,560

Consumer, Cyclical — 12.0%
Airlines — 1.1%
Alaska Air Group, Inc.	12,200	896,822
American Airlines Group, Inc.	22,600	1,175,878
Copa Holdings SA Class A	8,550	1,146,213
Southwest Airlines Co.	16,400	1,073,380

		4,292,293

Apparel — 0.3%
Carter’s, Inc.	100	11,749
Hanesbrands, Inc.	8,900	186,099
Michael Kors Holdings Ltd. (a)	2,100	132,195
NIKE, Inc. Class B	80	5,004
Skechers U.S.A., Inc. Class A (a)	10	378
VF Corp.	9,400	695,600

		1,031,025

Auto Parts & Equipment — 1.4%
Allison Transmission Holdings, Inc.	31,700	1,365,319
Aptiv PLC	7,700	653,191
BorgWarner, Inc.	14,180	724,456
Delphi Technologies PLC (a)	2,566	134,638
Lear Corp.	8,400	1,483,944
Visteon Corp. (a)	6,280	785,880

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WABCO Holdings, Inc. (a)	4,240	$608,440

		5,755,868

Distribution & Wholesale — 0.2%
HD Supply Holdings, Inc. (a)	18,600	744,558

Entertainment — 0.4%
Lions Gate Entertainment Corp. Class A (a)	13,200	446,292
Lions Gate Entertainment Corp. Class B (a)	22,100	701,454
The Madison Square Garden Co. Class A (a)	3	633
Regal Entertainment Group Class A	22,200	510,822

		1,659,201

Food Services — 0.0%
Aramark	2,500	106,850

Home Builders — 1.1%
D.R. Horton, Inc.	10,400	531,128
NVR, Inc. (a)	510	1,789,192
PulteGroup, Inc.	1,800	59,850
Thor Industries, Inc.	6,150	926,928
Toll Brothers, Inc.	24,500	1,176,490

		4,483,588

Home Furnishing — 0.2%
Tempur Sealy International, Inc. (a)	1,200	75,228
Whirlpool Corp.	4,610	777,430

		852,658

Housewares — 0.2%
The Toro Co.	5,160	336,587
Tupperware Brands Corp.	4,800	300,960

		637,547

Leisure Time — 0.4%
Brunswick Corp.	4,600	254,012
Harley-Davidson, Inc.	16,000	814,080
Polaris Industries, Inc.	4,580	567,874

		1,635,966

Lodging — 1.9%
Choice Hotels International, Inc.	700	54,320
Hilton Worldwide Holdings, Inc.	10,000	798,600
Las Vegas Sands Corp.	34,900	2,425,201
Marriott International, Inc. Class A	17,147	2,327,362
Wyndham Worldwide Corp.	3,850	446,100
Wynn Resorts Ltd.	7,890	1,330,175

		7,381,758

Retail — 4.7%
AutoZone, Inc. (a)	38	27,032
Burlington Stores, Inc. (a)	1,200	147,636
CarMax, Inc. (a)	2,600	166,738
Chipotle Mexican Grill, Inc. (a)	3	867
Copart, Inc. (a)	15,400	665,126

	Number of Shares	Value
Costco Wholesale Corp.	11,520	$2,144,103
Darden Restaurants, Inc.	3,900	374,478
Dick’s Sporting Goods, Inc.	43,000	1,235,820
Dollar General Corp.	1,500	139,515
Dollar Tree, Inc. (a)	2,727	292,634
Domino’s Pizza, Inc.	1,590	300,446
Dunkin’ Brands Group, Inc.	8,900	573,783
Foot Locker, Inc.	32,600	1,528,288
The Gap, Inc.	29,100	991,146
The Home Depot, Inc.	24,630	4,668,124
L Brands, Inc.	800	48,176
Liberty Interactive Corp. QVC Group Class A (a)	35,000	854,700
Lowe’s Cos., Inc.	6,800	631,992
McDonald’s Corp.	2,130	366,616
The Michaels Cos., Inc. (a)	46,400	1,122,416
Nordstrom, Inc.	3,300	156,354
Nu Skin Enterprises, Inc. Class A	730	49,808
O’Reilly Automotive, Inc. (a)	70	16,838
Ross Stores, Inc.	8,460	678,915
Starbucks Corp.	1,100	63,173
Tapestry, Inc.	9	398
The TJX Cos., Inc.	3,920	299,723
Walgreens Boots Alliance, Inc.	14,600	1,060,252
Williams-Sonoma, Inc.	1,700	87,890
Yum China Holdings, Inc.	4,800	192,096
Yum! Brands, Inc.	40	3,264

		18,888,347

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,370	397,189

		47,866,848

Consumer, Non-cyclical — 20.1%
Agriculture — 0.6%
Altria Group, Inc.	25,770	1,840,236
Philip Morris International, Inc.	5,070	535,645

		2,375,881

Beverages — 2.5%
Brown-Forman Corp. Class B	14	961
The Coca-Cola Co.	64,460	2,957,425
Constellation Brands, Inc. Class A	1,280	292,570
Dr. Pepper Snapple Group, Inc.	1,400	135,884
Monster Beverage Corp. (a)	750	47,468
PepsiCo, Inc.	53,169	6,376,026

		9,810,334

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc. (a)	3,040	363,554
Amgen, Inc.	10,170	1,768,563
Biogen, Inc. (a)	5,790	1,844,520
Bioverativ, Inc. (a)	16,490	889,141
Celgene Corp. (a)	27,800	2,901,208

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Charles River Laboratories International, Inc. (a)	800	$87,560
Gilead Sciences, Inc.	47,020	3,368,513
Illumina, Inc. (a)	3,510	766,900
Vertex Pharmaceuticals, Inc. (a)	2,660	398,627

		12,388,586

Commercial Services — 4.2%
Automatic Data Processing, Inc.	12,320	1,443,781
Booz Allen Hamilton Holding Corp.	6,100	232,593
Cintas Corp.	20	3,117
CoreLogic, Inc. (a)	600	27,726
CoStar Group, Inc. (a)	2,760	819,582
Ecolab, Inc.	728	97,683
Euronet Worldwide, Inc. (a)	15,700	1,323,039
FleetCor Technologies, Inc. (a)	1,920	369,466
Gartner, Inc. (a)	350	43,102
Global Payments, Inc.	3,940	394,946
H&R Block, Inc.	26,600	697,452
IHS Markit Ltd. (a)	3,400	153,510
KAR Auction Services, Inc.	12,900	651,579
Live Nation Entertainment, Inc. (a)	10,000	425,700
Moody’s Corp.	3,300	487,113
PayPal Holdings, Inc. (a)	37,000	2,723,940
Quanta Services, Inc. (a)	2,400	93,864
Robert Half International, Inc.	8,100	449,874
Rollins, Inc.	1,000	46,530
S&P Global, Inc.	10,090	1,709,246
Service Corp. International	11,000	410,520
Square, Inc. Class A (a)	19,600	679,532
Total System Services, Inc.	7,200	569,448
TransUnion (a)	9,200	505,632
United Rentals, Inc. (a)	7,820	1,344,336
Verisk Analytics, Inc. (a)	200	19,200
The Western Union Co.	47,220	897,652
Worldpay, Inc. Class A (a)	600	44,130

		16,664,293

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.	380	28,671
The Estee Lauder Cos., Inc. Class A	7,460	949,210
The Procter & Gamble Co.	4,300	395,084

		1,372,965

Foods — 0.6%
Campbell Soup Co.	2,600	125,086
General Mills, Inc.	8,060	477,878
The Hershey Co.	900	102,159
Kellogg Co.	2,840	193,063
The Kroger Co.	28,220	774,639
McCormick & Co., Inc.	320	32,611
Pilgrim’s Pride Corp. (a)	13,400	416,204
Sysco Corp.	3,000	182,190

		2,303,830

	Number of Shares	Value
Health Care – Products — 2.4%
ABIOMED, Inc. (a)	3,150	$590,341
Align Technology, Inc. (a)	3,130	695,455
Baxter International, Inc.	22,020	1,423,373
Becton, Dickinson & Co.	7,924	1,696,148
Boston Scientific Corp. (a)	9,200	228,068
The Cooper Cos., Inc.	1,400	305,032
Edwards Lifesciences Corp. (a)	1,380	155,540
Henry Schein, Inc. (a)	180	12,578
Hill-Rom Holdings, Inc.	1,900	160,151
Hologic, Inc. (a)	11,400	487,350
IDEXX Laboratories, Inc. (a)	470	73,499
Intuitive Surgical, Inc. (a)	2,888	1,053,947
Medtronic PLC	10,700	864,025
ResMed, Inc.	100	8,469
Stryker Corp.	2,110	326,712
Teleflex, Inc.	190	47,276
Thermo Fisher Scientific, Inc.	4,690	890,537
Varian Medical Systems, Inc. (a)	5,000	555,750

		9,574,251

Health Care – Services — 2.5%
Aetna, Inc.	4,650	838,813
Centene Corp. (a)	611	61,638
Cigna Corp.	7,750	1,573,947
HCA Healthcare, Inc. (a)	300	26,352
Humana, Inc.	3,330	826,073
IQVIA Holdings, Inc. (a)	304	29,762
UnitedHealth Group, Inc.	28,360	6,252,246
WellCare Health Plans, Inc. (a)	1,130	227,254

		9,836,085

Household Products & Wares — 0.2%
Avery Dennison Corp.	2,600	298,636
Church & Dwight Co., Inc.	2,820	141,479
The Clorox Co.	370	55,034
Kimberly-Clark Corp.	3,440	415,071
Spectrum Brands Holdings, Inc.	410	46,084

		956,304

Pharmaceuticals — 3.7%
AbbVie, Inc.	57,183	5,530,168
AmerisourceBergen Corp.	3,860	354,425
Bristol-Myers Squibb Co.	17,700	1,084,656
Eli Lilly & Co.	26,800	2,263,528
Express Scripts Holding Co. (a)	13,580	1,013,611
Herbalife Ltd. (a)	2,080	140,858
Johnson & Johnson	13,750	1,921,150
McKesson Corp.	8,490	1,324,015
Merck & Co., Inc.	9,400	528,938
Zoetis, Inc.	8,800	633,952

		14,795,301

		80,077,830

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 0.8%
Oil & Gas — 0.3%
Cimarex Energy Co.	1,200	$146,412
Continental Resources, Inc. (a)	40	2,119
Devon Energy Corp.	5,400	223,560
EOG Resources, Inc.	90	9,712
Gulfport Energy Corp. (a)	41,200	525,712
Newfield Exploration Co. (a)	2,300	72,519

		980,034

Oil & Gas Services — 0.3%
Halliburton Co.	23,100	1,128,897

Pipelines — 0.2%
ONEOK, Inc.	9,900	529,155
The Williams Cos., Inc.	13,000	396,370

		925,525

		3,034,456

Financial — 7.5%
Banks — 0.9%
Capital One Financial Corp.	900	89,622
East West Bancorp, Inc.	8,600	523,138
First Republic Bank	800	69,312
Pinnacle Financial Partners, Inc.	7,800	517,140
State Street Corp.	12,600	1,229,886
SVB Financial Group (a)	3,720	869,624
Western Alliance Bancorp (a)	1,600	90,592

		3,389,314

Diversified Financial Services — 4.7%
Air Lease Corp.	8,400	403,956
Alliance Data Systems Corp.	1,260	319,385
Ameriprise Financial, Inc.	7,960	1,348,981
BGC Partners, Inc. Class A	12,700	191,897
Cboe Global Markets, Inc.	2,800	348,852
The Charles Schwab Corp.	5,300	272,261
Credit Acceptance Corp. (a)	4,410	1,426,547
Eaton Vance Corp.	7,100	400,369
Federated Investors, Inc. Class B	21,580	778,606
Intercontinental Exchange, Inc.	1,250	88,200
Invesco Ltd.	25,600	935,424
Lazard Ltd. Class A	26,300	1,380,750
Legg Mason, Inc.	27,300	1,146,054
LPL Financial Holdings, Inc.	3,500	199,990
Mastercard, Inc. Class A	26,040	3,941,414
Raymond James Financial, Inc.	3,700	330,410
SEI Investments Co.	3,800	273,068
T. Rowe Price Group, Inc.	8,900	933,877
Visa, Inc. Class A	36,770	4,192,516

		18,912,557

Insurance — 1.1%
The Allstate Corp.	11,100	1,162,281
American International Group, Inc.	200	11,916

	Number of Shares	Value
Aon PLC	4,640	$621,760
Arthur J Gallagher & Co.	3,200	202,496
Assurant, Inc.	9,340	941,846
Erie Indemnity Co. Class A	70	8,529
Marsh & McLennan Cos., Inc.	7,000	569,730
The Progressive Corp.	15,900	895,488
Voya Financial, Inc.	300	14,841

		4,428,887

Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	25,600	1,108,736

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp.	765	109,143
CoreSite Realty Corp.	970	110,483
Crown Castle International Corp.	3,000	333,030
Digital Realty Trust, Inc.	450	51,255
Equinix, Inc.	447	202,589
Equity LifeStyle Properties, Inc.	100	8,902
Extra Space Storage, Inc.	100	8,745
Gaming and Leisure Properties, Inc.	7,400	273,800
Iron Mountain, Inc.	43	1,622
Lamar Advertising Co. Class A	300	22,272
Outfront Media, Inc.	28,100	651,920
Public Storage	640	133,760
Simon Property Group, Inc.	909	156,112

		2,063,633

		29,903,127

Industrial — 10.9%
Aerospace & Defense — 2.4%
The Boeing Co.	21,090	6,219,652
General Dynamics Corp.	470	95,622
HEICO Corp.	200	18,870
HEICO Corp. Class A	300	23,715
Lockheed Martin Corp.	3,080	988,834
Northrop Grumman Corp.	5,920	1,816,907
Raytheon Co.	1,390	261,111
Rockwell Collins, Inc.	10	1,356
TransDigm Group, Inc.	840	230,681

		9,656,748

Building Materials — 0.1%
Eagle Materials, Inc.	3,000	339,900
Fortune Brands Home & Security, Inc.	4,200	287,448
Lennox International, Inc.	60	12,496

		639,844

Electrical Components & Equipment — 0.6%
AMETEK, Inc.	17,175	1,244,672
Emerson Electric Co.	4,310	300,364
Energizer Holdings, Inc.	17,500	839,650
Universal Display Corp.	1,040	179,556

		2,564,242

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.5%
Agilent Technologies, Inc.	10,200	$683,094
Allegion PLC	2,700	214,812
Amphenol Corp. Class A	7,600	667,280
Corning, Inc.	11,700	374,283
Fortive Corp.	3,760	272,036
Gentex Corp.	10,420	218,299
Honeywell International, Inc.	11,860	1,818,849
Mettler-Toledo International, Inc. (a)	530	328,346
National Instruments Corp.	3,300	137,379
PerkinElmer, Inc.	5,300	387,536
Trimble, Inc. (a)	8,420	342,189
Waters Corp. (a)	2,550	492,634

		5,936,737

Environmental Controls — 0.1%
Waste Management, Inc.	3,500	302,050

Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	500	45,790
Stanley Black & Decker, Inc.	750	127,268

		173,058

Machinery – Construction & Mining — 1.1%
BWX Technologies, Inc.	14,400	871,056
Caterpillar, Inc.	21,400	3,372,212

		4,243,268

Machinery – Diversified — 1.6%
Cognex Corp.	8,300	507,628
Cummins, Inc.	8,460	1,494,374
Deere & Co.	8,170	1,278,687
Gardner Denver Holdings, Inc. (a)	19,300	654,849
Graco, Inc.	3,390	153,296
IDEX Corp.	2,190	289,014
Nordson Corp.	2,000	292,800
Rockwell Automation, Inc.	710	139,409
Roper Technologies, Inc.	2,850	738,150
Wabtec Corp.	30	2,443
Xylem, Inc.	500	34,100
Zebra Technologies Corp. Class A (a)	6,370	661,206

		6,245,956

Miscellaneous – Manufacturing — 1.7%
3M Co.	15,010	3,532,904
A.O. Smith Corp.	3,500	214,480
AptarGroup, Inc.	400	34,512
Donaldson Co., Inc.	8,200	401,390
Dover Corp.	1,900	191,881
General Electric Co.	2,500	43,625
Illinois Tool Works, Inc.	8,270	1,379,849
Ingersoll-Rand PLC	4,900	437,031
Parker-Hannifin Corp.	3,310	660,610

		6,896,282

	Number of Shares	Value
Packaging & Containers — 0.4%
Ardagh Group SA	300	$6,330
Berry Plastics Group, Inc. (a)	3,800	222,946
Crown Holdings, Inc. (a)	2,600	146,250
Graphic Packaging Holding Co.	7,000	108,150
Owens-Illinois, Inc. (a)	29,400	651,798
Packaging Corp. of America	2,630	317,046
Sealed Air Corp.	100	4,930
Silgan Holdings, Inc.	2,200	64,658

		1,522,108

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	4,590	1,081,863

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	300	26,727
CSX Corp.	6,300	346,563
Expeditors International of Washington, Inc.	100	6,469
Landstar System, Inc.	1,360	141,576
Union Pacific Corp.	21,750	2,916,675
United Parcel Service, Inc. Class B	7,260	865,029

		4,303,039

		43,565,195

Technology — 26.9%
Computers — 10.6%
Accenture PLC Class A	17,070	2,613,246
Apple, Inc.	172,453	29,184,221
Cognizant Technology Solutions Corp. Class A	16,200	1,150,524
CSRA, Inc.	4,500	134,640
Dell Technologies ,Inc. Class V (a)	10,300	837,184
DST Systems, Inc.	180	11,173
DXC Technology Co.	12,400	1,176,760
Fortinet, Inc. (a)	25,500	1,114,095
Genpact Ltd.	20,700	657,018
International Business Machines Corp.	16,760	2,571,319
NCR Corp. (a)	5,600	190,344
NetApp, Inc.	26,100	1,443,852
Western Digital Corp.	17,100	1,359,963

		42,444,339

Semiconductors — 6.1%
Advanced Micro Devices, Inc. (a)	8,200	84,296
Analog Devices, Inc.	2,365	210,556
Applied Materials, Inc.	49,500	2,530,440
Broadcom Ltd.	5,230	1,343,587
IPG Photonics Corp. (a)	5,310	1,137,030
KLA-Tencor Corp.	18,500	1,943,795
Lam Research Corp.	12,750	2,346,893
Maxim Integrated Products, Inc.	34,200	1,787,976
Microchip Technology, Inc.	13,900	1,221,532
Micron Technology, Inc. (a)	29,700	1,221,264

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Microsemi Corp. (a)	6,200	$320,230
NVIDIA Corp.	7,320	1,416,420
NXP Semiconductor NV (a)	5,480	641,653
ON Semiconductor Corp. (a)	82,300	1,723,362
Skyworks Solutions, Inc.	6,320	600,084
Teradyne, Inc.	32,100	1,344,027
Texas Instruments, Inc.	33,950	3,545,738
Xilinx, Inc.	11,210	755,778

		24,174,661

Software — 10.2%
Activision Blizzard, Inc.	34,400	2,178,208
Adobe Systems, Inc. (a)	16,470	2,886,203
ANSYS, Inc. (a)	4,790	706,956
Atlassian Corp. PLC Class A (a)	23,400	1,065,168
Autodesk, Inc. (a)	4,160	436,093
Broadridge Financial Solutions, Inc.	560	50,725
Cadence Design Systems, Inc. (a)	2,100	87,822
CDK Global, Inc.	3,500	249,480
Citrix Systems, Inc. (a)	8,300	730,400
The Dun & Bradstreet Corp.	5,460	646,519
Electronic Arts, Inc. (a)	1,800	189,108
Fidelity National Information Services, Inc.	2,200	206,998
First Data Corp. Class A (a)	34,700	579,837
Fiserv, Inc. (a)	1,140	149,488
Intuit, Inc.	7,830	1,235,417
Jack Henry & Associates, Inc.	660	77,194
Microsoft Corp.	238,960	20,440,638
MSCI, Inc.	4,130	522,610
Oracle Corp.	18,200	860,496
Red Hat, Inc. (a)	5,480	658,148
salesforce.com, Inc. (a)	15,100	1,543,673
ServiceNow, Inc. (a)	3,270	426,375
Splunk, Inc. (a)	800	66,272
Synopsys, Inc. (a)	300	25,572
Tableau Software, Inc. Class A (a)	1,400	96,880
Take-Two Interactive Software, Inc. (a)	6,720	737,722
Veeva Systems, Inc. Class A (a)	4,900	270,872
VMware, Inc. Class A (a)	16,680	2,090,338
Workday, Inc. Class A (a)	12,210	1,242,245

		40,457,457

		107,076,457

TOTAL COMMON STOCK (Cost $333,492,749)		392,616,256

TOTAL EQUITIES (Cost $333,492,749)		392,616,256

TOTAL LONG-TERM INVESTMENTS (Cost $333,492,749)		392,616,256

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (b)	$8,639,916	$8,639,916

TOTAL SHORT-TERM INVESTMENTS (Cost $8,639,916)		8,639,916

TOTAL INVESTMENTS — 100.7% (Cost $342,132,665) (c)		401,256,172

Other Assets/(Liabilities) — (0.7)%		(2,644,384)

NET ASSETS — 100.0%		$398,611,788

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $8,640,434. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $8,817,246.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 3.9%
Forest Products & Paper — 0.7%
P.H. Glatfelter Co.	65,969	$1,414,375

Iron & Steel — 0.8%
Allegheny Technologies, Inc. (a) (b)	71,469	1,725,262

Mining — 2.4%
Compass Minerals International, Inc. (b)	31,650	2,286,713
Kaiser Aluminum Corp.	26,404	2,821,267

		5,107,980

		8,247,617

Communications — 5.6%
Internet — 3.9%
Etsy, Inc. (a)	86,350	1,765,858
Proofpoint, Inc. (a)	26,650	2,366,786
Q2 Holdings, Inc. (a)	39,650	1,461,103
Yelp, Inc. (a)	65,490	2,747,960

		8,341,707

Media — 1.5%
Houghton Mifflin Harcourt Co. (a)	202,410	1,882,413
WideOpenWest, Inc. (a) (b)	118,152	1,248,867

		3,131,280

Telecommunications — 0.2%
RigNet, Inc. (a)	31,516	471,164

		11,944,151

Consumer, Cyclical — 13.2%
Airlines — 1.5%
Spirit Airlines, Inc. (a)	70,740	3,172,689

Apparel — 1.1%
Canada Goose Holdings, Inc. (a) (b)	73,925	2,333,073

Auto Manufacturers — 0.9%
Navistar International Corp. (a)	42,850	1,837,408

Auto Parts & Equipment — 1.9%
Visteon Corp. (a)	32,820	4,107,095

Retail — 7.2%
DSW, Inc. Class A	109,000	2,333,690
Fred’s, Inc. Class A (b)	142,100	575,505
Group 1 Automotive, Inc.	53,220	3,777,024
Papa John’s International, Inc. (b)	30,900	1,733,799
Sonic Corp. (b)	95,280	2,618,294
Suburban Propane Partners LP (c)	118,545	2,871,160
Texas Roadhouse, Inc.	28,140	1,482,415

		15,391,887

	Number of Shares	Value
Storage & Warehousing — 0.6%
Wesco Aircraft Holdings, Inc. (a)	173,820	$1,286,268

		28,128,420

Consumer, Non-cyclical — 20.7%
Agriculture — 0.8%
Universal Corp.	32,460	1,704,150

Biotechnology — 2.5%
Emergent BioSolutions, Inc. (a)	33,940	1,577,192
Exact Sciences Corp. (a)	23,890	1,255,180
Ligand Pharmaceuticals, Inc. (a)	8,390	1,148,843
Sage Therapeutics, Inc. (a)	8,614	1,418,812

		5,400,027

Commercial Services — 5.6%
Korn/Ferry International	101,401	4,195,973
Matthews International Corp. Class A	38,750	2,046,000
On Assignment, Inc. (a)	63,260	4,065,720
Paylocity Holding Corp. (a)	31,300	1,476,108

		11,783,801

Cosmetics & Personal Care — 0.8%
elf Beauty, Inc. (a) (b)	76,380	1,704,038

Foods — 1.8%
Hostess Brands, Inc. (a) (b)	259,530	3,843,639

Health Care – Products — 3.1%
NuVasive, Inc. (a)	42,260	2,471,788
NxStage Medical, Inc. (a)	40,040	970,169
Quidel Corp. (a)	35,860	1,554,531
Wright Medical Group NV (a)	66,790	1,482,738

		6,479,226

Health Care – Services — 1.5%
Addus HomeCare Corp. (a)	22,526	783,905
Amedisys, Inc. (a)	44,950	2,369,314

		3,153,219

Household Products & Wares — 1.3%
Acco Brands Corp. (a)	231,500	2,824,300

Pharmaceuticals — 3.3%
Clovis Oncology, Inc. (a)	12,320	837,760
Galapagos NV (a)	8,558	810,725
Prestige Brands Holdings, Inc. (a)	97,876	4,346,673
TherapeuticsMD, Inc. (a) (b)	168,480	1,017,619

		7,012,777

		43,905,177

Energy — 3.0%
Energy – Alternate Sources — 0.8%
Renewable Energy Group, Inc. (a) (b)	142,211	1,678,090

Oil & Gas — 0.8%
Matador Resources Co. (a) (b)	52,665	1,639,461

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.4%
CNX Midstream Partners LP (c)	75,198	$1,261,071
Noble Midstream Partners LP (c)	34,905	1,745,250

		3,006,321

		6,323,872

Financial — 24.1%
Banks — 8.5%
The Bank of NT Butterfield & Son Ltd.	44,650	1,620,348
BankUnited, Inc.	78,168	3,183,001
Chemical Financial Corp.	40,333	2,156,605
Customers Bancorp, Inc. (a)	44,230	1,149,538
FCB Financial Holdings, Inc. Class A (a)	40,856	2,075,485
IBERIABANK Corp.	27,660	2,143,650
MB Financial, Inc.	58,380	2,599,078
Webster Financial Corp.	56,260	3,159,562

		18,087,267

Diversified Financial Services — 1.2%
Stifel Financial Corp.	43,570	2,595,029

Insurance — 0.9%
James River Group Holdings Ltd.	46,972	1,879,350

Real Estate — 1.0%
Realogy Holdings Corp.	78,550	2,081,575

Real Estate Investment Trusts (REITS) — 7.8%
Brandywine Realty Trust	203,000	3,692,570
CYS Investments, Inc.	376,650	3,024,500
DiamondRock Hospitality Co.	273,370	3,086,347
Four Corners Property Trust, Inc.	138,120	3,549,684
National Storage Affiliates Trust	119,490	3,257,297

		16,610,398

Savings & Loans — 4.7%
Beneficial Bancorp, Inc.	84,650	1,392,493
Berkshire Hills Bancorp, Inc.	45,140	1,652,124
OceanFirst Financial Corp.	83,082	2,180,902
Oritani Financial Corp.	73,548	1,206,187
Sterling Bancorp	98,040	2,411,784
WSFS Financial Corp.	20,660	988,581

		9,832,071

		51,085,690

Industrial — 11.5%
Building Materials — 2.4%
Masonite International Corp. (a)	26,808	1,987,813
Summit Materials, Inc. Class A (a)	95,821	3,012,605

		5,000,418

Electrical Components & Equipment — 1.6%
Generac Holdings, Inc. (a)	66,740	3,304,965

Engineering & Construction — 2.2%
Dycom Industries, Inc. (a)	21,030	2,343,373

	Number of Shares	Value
KBR, Inc.	116,558	$2,311,345

		4,654,718

Environmental Controls — 0.9%
Advanced Disposal Services, Inc. (a)	77,803	1,862,604

Machinery – Diversified — 0.8%
The Manitowoc Co., Inc. (a)	44,983	1,769,631

Metal Fabricate & Hardware — 1.0%
Rexnord Corp. (a)	85,510	2,224,970

Transportation — 1.5%
CryoPort, Inc. (a)	41,910	360,007
Genesee & Wyoming, Inc. Class A (a)	36,150	2,846,089

		3,206,096

Trucking & Leasing — 1.1%
The Greenbrier Cos., Inc. (b)	45,700	2,435,810

		24,459,212

Technology — 13.5%
Computers — 3.0%
CACI International, Inc. Class A (a)	30,696	4,062,615
Teradata Corp. (a)	58,450	2,247,987

		6,310,602

Semiconductors — 4.6%
Brooks Automation, Inc.	87,940	2,097,369
MaxLinear, Inc. (a)	78,140	2,064,459
MKS Instruments, Inc.	29,500	2,787,750
Semtech Corp. (a)	86,660	2,963,772

		9,913,350

Software — 5.9%
CommVault Systems, Inc. (a)	29,140	1,529,850
Envestnet, Inc. (a)	32,760	1,633,086
j2 Global, Inc.	41,646	3,124,700
Pegasystems, Inc.	55,742	2,628,235
Zynga, Inc. Class A (a)	895,670	3,582,680

		12,498,551

		28,722,503

Utilities — 3.0%
Electric — 3.0%
Black Hills Corp. (b)	54,240	3,260,366
NorthWestern Corp.	50,840	3,035,148

		6,295,514

TOTAL COMMON STOCK (Cost $183,382,547)		209,112,156

TOTAL EQUITIES (Cost $183,382,547)		209,112,156

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 10.8%
Diversified Financial Services — 10.8%
State Street Navigator Securities Lending Prime Portfolio (d)	22,896,807	$22,896,807

TOTAL MUTUAL FUNDS (Cost $22,896,807)		22,896,807

TOTAL LONG-TERM INVESTMENTS (Cost $206,279,354)		232,008,963

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (e)	$5,197,446	5,197,446

TOTAL SHORT-TERM INVESTMENTS (Cost $5,197,446)		5,197,446

TOTAL INVESTMENTS — 111.8% (Cost $211,476,800) (f)		237,206,409

Other Assets/(Liabilities) — (11.8)%		(24,995,901)

NET ASSETS — 100.0%		$212,210,508

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $22,285,871 or 10.50% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $5,197,758. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $5,303,801.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 96.4%
Cayman Islands — 2.4%
Baidu, Inc. Sponsored ADR (a)	9,520	$2,229,680
JD.com, Inc. ADR (a)	138,955	5,755,516

		7,985,196

Denmark — 0.5%
FLSmidth & Co. A/S	31,304	1,818,514

France — 6.0%
Kering	14,580	6,873,373
LVMH Moet Hennessy Louis Vuitton SE	31,710	9,314,809
Societe Generale SA	75,060	3,869,917

		20,058,099

Germany — 7.4%
Allianz SE Registered	26,946	6,171,000
Bayer AG Registered	30,884	3,841,199
Linde AG (a)	14,675	3,433,021
SAP SE	62,411	6,998,136
Siemens AG Registered	28,894	4,009,014

		24,452,370

India — 3.7%
DLF Ltd.	2,023,217	8,240,247
ICICI Bank Ltd. Sponsored ADR	285,870	2,781,515
Zee Entertainment Enterprises Ltd.	153,312	1,396,149

		12,417,911

Italy — 0.7%
Brunello Cucinelli SpA	40,761	1,320,792
Tod’s SpA (b)	13,815	1,009,544

		2,330,336

Japan — 14.2%
Dai-ichi Life Holdings, Inc.	214,200	4,419,556
FANUC Corp.	11,800	2,835,053
Keyence Corp.	13,800	7,705,446
Kyocera Corp.	60,100	3,926,993
MinebeaMitsumi, Inc.	74,000	1,552,669
Murata Manufacturing Co. Ltd.	40,610	5,427,709
Nidec Corp.	58,700	8,239,929
Nintendo Co. Ltd.	8,500	3,094,442
Omron Corp.	28,400	1,691,559
Renesas Electronics Corp. (a)	90,700	1,049,870
Suzuki Motor Corp.	63,600	3,683,718
TDK Corp.	43,900	3,504,134

		47,131,078

Netherlands — 3.1%
Airbus SE	105,380	10,464,830

	Number of Shares	Value
Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	225,437	$1,919,013
Industria de Diseno Textil SA	164,312	5,715,028
International Consolidated Airlines Group SA	337,690	2,961,803

		10,595,844

Sweden — 1.2%
Assa Abloy AB Class B	189,393	3,929,982

Switzerland — 3.1%
Credit Suisse Group AG Registered	191,353	3,406,141
Roche Holding AG	6,704	1,695,731
UBS Group AG Registered	288,208	5,295,594

		10,397,466

United Kingdom — 6.2%
Circassia Pharmaceuticals PLC (a) (b)	647,107	897,635
Earthport PLC (a)	1,793,362	249,610
International Game Technology PLC	100,682	2,669,080
Prudential PLC	239,472	6,156,866
Shire Ltd.	27,650	1,434,160
TechnipFMC PLC	97,650	3,016,256
Unilever PLC	109,166	6,047,750

		20,471,357

United States — 44.7%
3M Co.	21,710	5,109,883
ACADIA Pharmaceuticals, Inc. (a) (b)	67,940	2,045,673
Adobe Systems, Inc. (a)	42,850	7,509,034
Aetna, Inc.	48,800	8,803,032
Alphabet, Inc. Class A (a)	9,250	9,743,950
Alphabet, Inc. Class C (a)	8,928	9,342,259
AnaptysBio, Inc. (a)	16,550	1,666,916
Anthem, Inc.	30,770	6,923,558
Biogen, Inc. (a)	10,360	3,300,385
BioMarin Pharmaceutical, Inc. (a)	15,320	1,366,084
Bluebird Bio, Inc. (a)	14,830	2,641,223
Blueprint Medicines Corp. (a)	25,540	1,925,971
Centene Corp. (a)	23,110	2,331,337
Citigroup, Inc.	112,200	8,348,802
Colgate-Palmolive Co.	94,740	7,148,133
Equifax, Inc.	15,560	1,834,835
Facebook, Inc. Class A (a)	44,340	7,824,236
FNF Group	65,340	2,563,942
Gilead Sciences, Inc.	37,620	2,695,097
The Goldman Sachs Group, Inc.	19,550	4,980,558
Intuit, Inc.	41,840	6,601,515
Ionis Pharmaceuticals, Inc. (a) (b)	41,530	2,088,959
Loxo Oncology, Inc. (a) (b)	16,380	1,378,868
MacroGenics, Inc. (a)	61,190	1,162,610
Maxim Integrated Products, Inc.	124,860	6,527,681

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Newell Brands, Inc.	45,930	$1,419,237
PayPal Holdings, Inc. (a)	56,860	4,186,033
S&P Global, Inc.	46,780	7,924,532
Sage Therapeutics, Inc. (a)	21,580	3,554,442
Tiffany & Co.	40,790	4,240,121
United Parcel Service, Inc. Class B	28,130	3,351,690
The Walt Disney Co.	42,820	4,603,578
Zimmer Biomet Holdings, Inc.	28,780	3,472,883

		148,617,057

TOTAL COMMON STOCK (Cost $169,667,668)		320,670,040

PREFERRED STOCK — 1.8%
Germany — 1.7%
Bayerische Motoren Werke AG 4.630%	63,307	5,652,940

India — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	1,119,252	175,356

TOTAL PREFERRED STOCK (Cost $3,137,193)		5,828,296

TOTAL EQUITIES (Cost $172,804,861)		326,498,336

MUTUAL FUNDS — 3.7%
United States — 3.7%
Oppenheimer Institutional Government Money Market Fund Class E (c)	6,609,375	6,609,375
State Street Navigator Securities Lending Prime Portfolio (d)	5,868,841	5,868,841

		12,478,216

TOTAL MUTUAL FUNDS (Cost $12,478,216)		12,478,216

TOTAL LONG-TERM INVESTMENTS (Cost $185,283,077)		338,976,552

TOTAL INVESTMENTS — 101.9% (Cost $185,283,077) (e)		338,976,552

Other Assets/(Liabilities) — (1.9)%		(6,358,249)

NET ASSETS — 100.0%		$332,618,303

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $5,697,151 or 1.71% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Australia — 1.2%
CSL Ltd.	60,200	$6,625,702

Austria — 0.7%
ams AG	45,561	4,128,548

Canada — 4.9%
Alimentation Couche-Tard, Inc. Class B	110,429	5,762,162
CCL Industries, Inc. Class B	142,838	6,599,866
Dollarama, Inc.	64,906	8,109,377
Saputo, Inc.	194,666	6,996,826

		27,468,231

Cayman Islands — 1.2%
Baidu, Inc. Sponsored ADR (a)	27,250	6,382,223

Denmark — 4.6%
Novo Nordisk A/S Class B	155,136	8,337,813
Novozymes A/S Class B	106,515	6,085,019
Pandora A/S	55,733	6,065,398
William Demant Holding A/S (a)	176,712	4,919,262

		25,407,492

Finland — 1.1%
Nokia OYJ	1,248,599	5,831,999

France — 13.6%
Atos SE	54,670	7,957,809
Dassault Systemes SE	51,261	5,444,247
Edenred	189,011	5,475,747
Essilor International Cie Generale d’Optique SA	43,128	5,947,145
Hermes International	11,816	6,325,022
Iliad SA	23,730	5,686,531
Legrand SA	79,860	6,139,797
LVMH Moet Hennessy Louis Vuitton SE	25,550	7,505,310
Pernod Ricard SA	38,545	6,101,314
SEB SA	35,867	6,645,399
Technicolor SA Registered	672,320	2,306,002
Valeo SA	134,544	10,026,478

		75,560,801

Germany — 12.6%
Bayer AG Registered	55,114	6,854,806
Bayerische Motoren Werke AG	53,099	5,515,529
Brenntag AG	86,945	5,484,607
Continental AG	36,614	9,884,866
Infineon Technologies AG	515,916	14,090,842
ProSiebenSat.1 Media SE	178,694	6,152,539
SAP SE	102,537	11,497,457
Scout24 AG (b)	133,418	5,449,112

	Number of Shares	Value
United Internet AG Registered	73,395	$5,048,307

		69,978,065

India — 2.9%
Hero MotoCorp Ltd.	148,764	8,869,553
ICICI Bank Ltd. Sponsored ADR	741,458	7,214,387

		16,083,940

Ireland — 0.6%
James Hardie Industries PLC	188,200	3,313,021

Japan — 12.1%
Hitachi Ltd.	872,000	6,783,370
Hoya Corp.	109,100	5,451,498
Keyence Corp.	17,800	9,938,909
Koito Manufacturing Co. Ltd.	113,300	7,966,910
Kubota Corp.	338,800	6,634,283
Nidec Corp.	68,100	9,559,441
Nippon Telegraph & Telephone Corp.	210,200	9,891,080
Nitori Holdings Co. Ltd.	34,100	4,862,189
Subaru Corp.	188,400	5,964,902

		67,052,582

Luxembourg — 1.0%
SES SA	358,010	5,578,826

Netherlands — 7.8%
Aalberts Industries NV	137,365	6,974,642
Airbus SE	57,310	5,691,207
ASML Holding NV	43,595	7,563,208
Boskalis Westminster	102,322	3,856,805
Heineken NV	69,545	7,248,979
Koninklijke Vopak NV	76,766	3,367,292
STMicroelectronics NV	393,870	8,553,719

		43,255,852

Panama — 1.5%
Carnival Corp.	127,980	8,494,033

South Africa — 0.9%
The SPAR Group Ltd.	292,602	4,806,893

Spain — 5.1%
Amadeus IT Group SA	79,344	5,710,918
Grifols SA	264,042	7,720,812
Industria de Diseno Textil SA	133,959	4,659,303
Prosegur Cash SA (b)	1,228,210	3,940,342
Prosegur Cia de Seguridad SA	824,754	6,478,382

		28,509,757

Sweden — 2.2%
Atlas Copco AB Class A	161,715	6,965,021
Swedish Match AB	131,334	5,169,413

		12,134,434

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 9.7%
Barry Callebaut AG Registered	3,607	$7,514,654
Cie Financiere Richemont SA Registered	65,809	5,958,538
Lonza Group AG Registered	29,651	8,009,751
Roche Holding AG	20,773	5,254,390
Sika AG	726	5,754,853
Sonova Holding AG Registered	29,823	4,656,300
Temenos Group AG Registered	85,827	10,983,590
UBS Group AG Registered	189,615	3,484,025
VAT Group AG (b)	15,596	2,307,034

		53,923,135

Thailand — 1.1%
CP ALL PCL	2,562,900	6,055,333

United Kingdom — 13.1%
Bunzl PLC	235,272	6,578,650
Dignity PLC	95,517	2,342,355
Domino’s Pizza Group PLC	990,130	4,618,699
Essentra PLC (c)	440,525	3,147,791
Ferguson PLC	45,312	3,242,196
Intertek Group PLC	79,000	5,533,844
NEX Group PLC	461,747	3,780,233
Prudential PLC	231,372	5,948,613
Reckitt Benckiser Group PLC	102,512	9,575,552
Spectris PLC	123,847	4,140,235
TechnipFMC PLC	100,314	3,098,543
TP ICAP PLC	613,953	4,397,335
Travis Perkins PLC	282,511	5,973,424
Unilever PLC	78,823	4,366,761
The Weir Group PLC	81,472	2,326,606
Whitbread PLC	72,035	3,890,309

		72,961,146

TOTAL COMMON STOCK (Cost $414,714,152)		543,552,013

PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	653,347	102,361

TOTAL PREFERRED STOCK (Cost $19,495)		102,361

TOTAL EQUITIES (Cost $414,733,647)		543,654,374

MUTUAL FUNDS — 2.7%
United States — 2.7%
Oppenheimer Institutional Government Money Market Fund Class E (d)	12,367,802	12,367,802

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (e)	2,455,947	$2,455,947

		14,823,749

TOTAL MUTUAL FUNDS (Cost $14,823,749)		14,823,749

TOTAL LONG-TERM INVESTMENTS (Cost $429,557,396)		558,478,123

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit 0.120% 1/02/18	$20,247	20,247

TOTAL SHORT-TERM INVESTMENTS (Cost $20,247)		20,247

TOTAL INVESTMENTS — 100.6% (Cost $429,577,643) (f)		558,498,370

Other Assets/(Liabilities) — (0.6)%		(3,088,782)

NET ASSETS — 100.0%		$555,409,588

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $11,696,488 or 2.11% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $2,328,276 or 0.42% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

December 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 94.8%
Bermuda — 2.3%
Credicorp Ltd.	11,210	$2,325,292
Jardine Strategic Holdings Ltd.	92,114	3,646,138

		5,971,430

Brazil — 4.1%
Atacadao Distribuicao Comercio e Industria Ltda (a)	415,500	1,904,045
B3 SA — Brasil Bolsa Balcao	672,000	4,606,501
Estacio Participacoes SA	143,300	1,411,208
Itau Unibanco Holding SA Sponsored ADR	30,480	396,240
Natura Cosmeticos SA	19,900	197,852
Sul America SA	221,125	1,241,932
Vale SA Sponsored ADR (b)	85,570	1,046,521

		10,804,299

Cayman Islands — 17.1%
3SBio, Inc. (a) (c)	473,500	928,196
Alibaba Group Holding Ltd. Sponsored ADR (a)	87,109	15,020,205
China Lodging Group Ltd. Sponsored ADR (b)	34,094	4,924,196
Ctrip.com International Ltd. ADR (a)	104,650	4,615,065
Hutchison China MediTech Ltd. ADR (b) (a)	9,580	377,644
New Oriental Education & Technology Group, Inc. Sponsored ADR	23,880	2,244,720
Tencent Holdings Ltd.	280,193	14,484,572
Want Want China Holdings Ltd.	1,398,000	1,169,664
Wuxi Biologics Cayman, Inc. (a) (c)	54,500	305,241
ZTO Express Cayman, Inc. (a)	75,260	1,192,871

		45,262,374

Chile — 0.2%
Banco de Chile	2,742,778	440,342
SACI Falabella	22,006	219,738

		660,080

China — 5.8%
China International Capital Corp. Ltd. Class H (c)	451,200	938,745
Jiangsu Hengrui Medicine Co. Ltd. Class A	542,010	5,734,759
Kweichow Moutai Co. Ltd. Class A	34,254	3,662,792
Sinopharm Group Co. Ltd. Class H	1,189,600	5,123,805

		15,460,101

Colombia — 1.0%
Grupo Aval Acciones y Valores SA (b)	186,460	1,584,910

	Number of Shares	Value
Grupo de Inversiones Suramericana SA	87,275	$1,178,585

		2,763,495

Egypt — 0.4%
Commercial International Bank Egypt SAE	252,448	1,103,218

France — 4.1%
Kering	13,803	6,507,076
LVMH Moet Hennessy Louis Vuitton SE	14,798	4,346,911

		10,853,987

Hong Kong — 4.6%
AIA Group Ltd.	919,000	7,837,524
China Mobile Ltd.	267,500	2,707,700
Hang Lung Group Ltd.	117,000	430,422
Hong Kong Exchanges & Clearing Ltd.	44,535	1,360,282

		12,335,928

India — 11.4%
Apollo Hospitals Enterprise Ltd.	81,318	1,534,861
Biocon Ltd.	155,757	1,317,553
Cholamandalam Investment & Finance Co. Ltd.	33,519	680,387
Dr. Reddy’s Laboratories Ltd.	36,374	1,373,272
Housing Development Finance Corp. Ltd.	405,991	10,866,360
Infosys Ltd.	151,530	2,468,828
Kotak Mahindra Bank Ltd.	224,976	3,555,367
Tata Consultancy Services Ltd.	55,019	2,327,143
UltraTech Cement Ltd.	31,492	2,129,316
Zee Entertainment Enterprises Ltd.	449,321	4,091,780

		30,344,867

Indonesia — 2.5%
Astra International Tbk PT	2,937,500	1,795,623
Bank Mandiri Persero Tbk PT	3,310,100	1,949,514
Bank Rakyat Indonesia Persero Tbk PT	5,284,100	1,414,690
Indocement Tunggal Prakarsa Tbk PT	862,000	1,396,495

		6,556,322

Italy — 1.1%
PRADA SpA	814,500	2,950,717

Malaysia — 1.1%
Genting Bhd	966,400	2,194,615
Genting Malaysia Bhd	575,100	799,840

		2,994,455

Mexico — 4.7%
Fomento Economico Mexicano SAB de CV	362,972	3,413,829

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fomento Economico Mexicano SAB de CV Sponsored ADR	15,290	$1,435,731
Grupo Aeroportuario del Sureste SAB de CV Class B	74,547	1,359,798
Grupo Financiero Inbursa SAB de CV Class O	1,350,162	2,210,386
Grupo Mexico SAB de CV Series B	983,582	3,248,009
Kimberly-Clark de Mexico SAB de CV Class A	443,971	781,705

		12,449,458

Netherlands — 0.5%
Steinhoff International Holdings NV (b)	796,978	299,330
Yandex NV Class A (a)	28,940	947,785

		1,247,115

Nigeria — 0.3%
Nigerian Breweries PLC	639,775	239,727
Zenith Bank PLC	6,778,232	484,478

		724,205

Philippines — 3.9%
Ayala Corp.	43,170	877,819
Ayala Land, Inc.	2,146,200	1,913,055
Jollibee Foods Corp.	295,320	1,496,298
SM Investments Corp.	182,215	3,608,861
SM Prime Holdings, Inc.	3,192,600	2,398,136

		10,294,169

Portugal — 0.2%
Jeronimo Martins SGPS SA	25,639	497,915

Republic of Korea — 6.5%
Amorepacific Corp.	5,794	1,645,607
AMOREPACIFIC Group	4,020	529,580
Celltrion Healthcare Co. Ltd. (a)	13,386	1,351,819
Celltrion, Inc. (a)	5,143	1,056,932
LG Household & Health Care Ltd.	3,966	4,396,842
NAVER Corp.	7,808	6,339,550
Samsung Biologics Co. Ltd. (a) (c)	5,601	1,938,987

		17,259,317

Russia — 6.2%
Alrosa PJSC (a)	827,521	1,075,939
Magnit PJSC (a)	37,096	4,077,175
Novatek PJSC Sponsored GDR Registered	57,832	6,949,203
Polyus PJSC GDR (c) (d)	16,700	640,278
Sberbank of Russia PJSC (a)	402,705	1,569,221
Sberbank of Russia PJSC Sponsored ADR	127,490	2,157,885

		16,469,701

South Africa — 2.5%
FirstRand Ltd.	814,188	4,424,834

	Number of Shares	Value
Shoprite Holdings Ltd.	123,167	$2,201,825

		6,626,659

Spain — 0.3%
Prosegur Cash SA (c)	232,089	744,588

Taiwan — 5.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,011,000	15,452,653

Turkey — 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	195,308	1,248,038
BIM Birlesik Magazalar AS	78,320	1,613,599

		2,861,637

United Arab Emirates — 1.8%
DP World Ltd.	150,853	3,774,036
Emaar Properties PJSC	579,438	1,093,729

		4,867,765

United Kingdom — 5.2%
Anglo American PLC (b)	65,550	1,370,003
Glencore PLC	1,485,195	7,814,043
Mediclinic International PLC (b)	138,640	1,210,421
Unilever PLC	61,969	3,433,056

		13,827,523

United States — 0.1%
MercadoLibre, Inc.	440	138,450

TOTAL COMMON STOCK (Cost $198,160,214)		251,522,428

PREFERRED STOCK — 1.2%
Brazil — 1.2%
Lojas Americanas SA 0.610%	630,420	3,230,755

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	612,906	96,025

TOTAL PREFERRED STOCK (Cost $3,039,731)		3,326,780

TOTAL EQUITIES (Cost $201,199,945)		254,849,208

MUTUAL FUNDS — 3.6%
United States — 3.6%
State Street Navigator Securities Lending Prime Portfolio (e)	9,560,829	9,560,829

TOTAL MUTUAL FUNDS (Cost $9,560,829)		9,560,829

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.5%
Russia — 0.5%
Moscow Exchange OAO (a)	675,024	$1,271,701

TOTAL RIGHTS (Cost $1,294,171)		1,271,701

TOTAL LONG-TERM INVESTMENTS (Cost $212,054,945)		265,681,738

	Principal Amount
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement — 3.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/29/17, 0.540%, due 1/02/18 (f)	$10,338,432	10,338,432

TOTAL SHORT-TERM INVESTMENTS (Cost $10,338,432)		10,338,432

TOTAL INVESTMENTS — 104.0% (Cost $222,393,377) (g)		276,020,170

Other Assets/(Liabilities) — (4.0)%		(10,725,926)

NET ASSETS — 100.0%		$265,294,244

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2017, was $9,281,816 or 3.50% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $5,496,035 or 2.07% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2017, these securities amounted to a value of $640,278 or 0.24% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $10,339,053. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 2/15/24, and an aggregate market value, including accrued interest, of $10,545,509.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an

Notes to Portfolio of Investments (Unaudited) (Continued)

official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Fund’s subadvisers utilize one or a combination of, but not limited to, the following inputs.

Market approach: (i)    recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i)    future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i)    audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of December 31, 2017. The Value Fund and Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2017. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2017, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$279,445,385	$-		$279,445,385
Municipal Obligations	-	172,957	-		172,957
Non-U.S. Government Agency Obligations	-	206,429,462	4,257,137	**	210,686,599
U.S. Government Agency Obligations and Instrumentalities	-	6,934,946	-		6,934,946
U.S. Treasury Obligations	-	14,989,719	-		14,989,719
Purchased Options	-	2,412,934	-		2,412,934
Short-Term Investments	-	116,782,318	-		116,782,318

Total Investments	$-	$627,167,721	$4,257,137		$631,424,858

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Short-Duration Bond Fund (Continued)
Asset Derivatives
Futures Contracts	$897,937	$-	$-		$897,937

Liability Derivatives
Futures Contracts	$(323,041)	$-	$-		$(323,041)
Swap Agreements	-	(441,883)	-		(441,883)

Total	$(323,041)	$(441,883)	$-		$(764,924)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$6,849,248	$-		$6,849,248
Municipal Obligations	-	117,611	-		117,611
Non-U.S. Government Agency Obligations	-	103,471,053	794,437	**	104,265,490
U.S. Government Agency Obligations and Instrumentalities	-	3,828,777	-		3,828,777
U.S. Treasury Obligations	-	240,788,444	-		240,788,444
Purchased Options	-	1,009,445	-		1,009,445
Short-Term Investments	-	114,888,407	-		114,888,407

Total Investments	$-	$470,952,985	$794,437		$471,747,422

Asset Derivatives
Futures Contracts	$8,422	$-	$-		$8,422
Swap Agreements	-	239,573	-		239,573

Total	$8,422	$239,573	$-		$247,995

Liability Derivatives
Futures Contracts	$(4,297)	$-	$-		$(4,297)
Swap Agreements	-	(427,170)	-		(427,170)

Total	$(4,297)	$(427,170)	$-		$(431,467)

Core Bond Fund
Asset Investments
Preferred Stock	$3,411,200	$-	$-		$3,411,200
Corporate Debt	-	421,371,784	-		421,371,784
Municipal Obligations	-	7,159,554	-		7,159,554
Non-U.S. Government Agency Obligations	-	338,595,302	8,654,808	**	347,250,110
Sovereign Debt Obligations	-	9,208,958	-		9,208,958
U.S. Government Agency Obligations and Instrumentalities	-	294,975,066	-		294,975,066
U.S. Treasury Obligations	-	86,002,033	-		86,002,033
Purchased Options	-	4,594,022	-		4,594,022
Short-Term Investments	-	138,003,167	-		138,003,167

Total Investments	$3,411,200	$1,299,909,886	$8,654,808		$1,311,975,894

Asset Derivatives
Futures Contracts	$342,344	$-	$-		$342,344

Liability Derivatives
Futures Contracts	$(597,393)	$-	$-		$(597,393)
Swap Agreements	-	(1,131,045)	-		(1,131,045)

Total	$(597,393)	$(1,131,045)	$-		$(1,728,438)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$807	**	$807
Preferred Stock	262,400	-	-		262,400
Corporate Debt	-	80,797,853	-		80,797,853
Municipal Obligations	-	436,241	-		436,241
Non-U.S. Government Agency Obligations	-	55,764,675	2,001,713	**	57,766,388
Sovereign Debt Obligations	-	1,684,994	-		1,684,994
U.S. Government Agency Obligations and Instrumentalities	-	42,015,656	-		42,015,656
U.S. Treasury Obligations	-	16,164,995	-		16,164,995
Purchased Options	-	1,169,253	-		1,169,253
Warrants	-	-	3,822	**	3,822
Short-Term Investments	-	28,072,009	-		28,072,009

Total Investments	$262,400	$226,105,676	$2,006,342		$228,374,418

Asset Derivatives
Forward Contracts	$-	$78,251	$-		$78,251
Futures Contracts	63,454	-	-		63,454

Total	$63,454	$78,251	$-		$141,705

Liability Derivatives
Forward Contracts	$-	$(73,852)	$-		$(73,852)
Futures Contracts	(88,895)	-	-		(88,895)
Swap Agreements	-	(141,929)	-		(141,929)

Total	$(88,895)	$(215,781)	$-		$(304,676)

High Yield Fund
Asset Investments
Common Stock	$-	$-	$9,899	**	$9,899
Preferred Stock	-	1,830,232	-		1,830,232
Bank Loans (Less Unfunded Loan Commitments)	-	16,764,942	-		16,764,942
Corporate Debt	-	444,414,113	-		444,414,113
Short-Term Investments	-	16,968,674	-		16,968,674
Unfunded Loan Commitments***	-	-	(17,500	)**	(17,500)

Total Investments	$-	$479,977,961	$(7,601)		$479,970,360

Balanced Fund
Asset Investments
Common Stock	$75,180,628	$-	$-		$75,180,628
Preferred Stock	131,200	-	-		131,200
Corporate Debt	-	10,358,733	-		10,358,733
Municipal Obligations	-	223,210	-		223,210
Non-U.S. Government Agency Obligations	-	8,932,302	99,305	**	9,031,607
Sovereign Debt Obligations	-	255,094	-		255,094
U.S. Government Agency Obligations and Instrumentalities	-	7,375,523	-		7,375,523
U.S. Treasury Obligations	-	1,788,227	-		1,788,227
Purchased Options	-	114,965	-		114,965
Rights	-	-	4,050	**	4,050
Mutual Funds	11,020,968	-	-		11,020,968
Short-Term Investments	-	3,085,284	-		3,085,284

Total Investments	$86,332,796	$32,133,338	$103,355		$118,569,489

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total

Balanced Fund (Continued)
Asset Derivatives
Futures Contracts	$43,725	$-		$-		$43,725

Liability Derivatives
Futures Contracts	$(17,270)	$-		$-		$(17,270)
Swap Agreements	-	(30,727)		-		(30,727)

Total	$(17,270)	$(30,727)		$-		$(47,997)

Disciplined Value Fund
Asset Investments
Common Stock	$207,191,254	$-		$-		$207,191,254
Rights	-	-		9,858	**	9,858
Short-Term Investments	-	1,325,698		-		1,325,698

Total Investments	$207,191,254	$1,325,698		$9,858		$208,526,810

Main Street Fund
Asset Investments
Common Stock	$136,773,727	$1,573,358	*	$-		$138,347,085
Mutual Funds	579,063	-		-		579,063
Short-Term Investments	-	2,211,052		-		2,211,052

Total Investments	$137,352,790	$3,784,410		$-		$141,137,200

Small Cap Opportunities Fund
Asset Investments
Common Stock	$208,301,431	$810,725	*	$-		$209,112,156
Mutual Funds	22,896,807	-		-		22,896,807
Short-Term Investments	-	5,197,446		-		5,197,446

Total Investments	$231,198,238	$6,008,171		$-		$237,206,409

Global Fund
Asset Investments
Common Stock*
Cayman Islands	$7,985,196	$-		$-		$7,985,196
Denmark	-	1,818,514		-		1,818,514
France	-	20,058,099		-		20,058,099
Germany	-	24,452,370		-		24,452,370
India	2,781,515	9,636,396		-		12,417,911
Italy	-	2,330,336		-		2,330,336
Japan	-	47,131,078		-		47,131,078
Netherlands	-	10,464,830		-		10,464,830
Spain	-	10,595,844		-		10,595,844
Sweden	-	3,929,982		-		3,929,982
Switzerland	-	10,397,466		-		10,397,466
United Kingdom	2,669,080	17,802,277		-		20,471,357
United States	148,617,057	-		-		148,617,057
Preferred Stock*
Germany	-	5,652,940		-		5,652,940
India	175,356	-		-		175,356
Mutual Funds	12,478,216	-		-		12,478,216

Total Investments	$174,706,420	$164,270,132		$-		$338,976,552

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$6,625,702	$-	$6,625,702
Austria	-	4,128,548	-	4,128,548
Canada	27,468,231	-	-	27,468,231
Cayman Islands	6,382,223	-	-	6,382,223
Denmark	-	25,407,492	-	25,407,492
Finland	-	5,831,999	-	5,831,999
France	-	75,560,801	-	75,560,801
Germany	-	69,978,065	-	69,978,065
India	7,214,387	8,869,553	-	16,083,940
Ireland	-	3,313,021	-	3,313,021
Japan	-	67,052,582	-	67,052,582
Luxembourg	-	5,578,826	-	5,578,826
Netherlands	-	43,255,852	-	43,255,852
Panama	8,494,033	-	-	8,494,033
South Africa	-	4,806,893	-	4,806,893
Spain	-	28,509,757	-	28,509,757
Sweden	-	12,134,434	-	12,134,434
Switzerland	-	53,923,135	-	53,923,135
Thailand	6,055,333	-	-	6,055,333
United Kingdom	-	72,961,146	-	72,961,146
Preferred Stock
India	102,361	-	-	102,361
Mutual Funds	14,823,749	-	-	14,823,749
Short-Term Investments	-	20,247	-	20,247

Total Investments	$70,540,317	$487,958,053	$-	$558,498,370

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$2,325,292	$3,646,138	$-	$5,971,430
Brazil	1,442,761	9,361,538	-	10,804,299
Cayman Islands	28,374,701	16,887,673	-	45,262,374
Chile	660,080	-	-	660,080
China	-	15,460,101	-	15,460,101
Colombia	1,584,910	1,178,585	-	2,763,495
Egypt	-	1,103,218	-	1,103,218
France	-	10,853,987	-	10,853,987
Hong Kong	-	12,335,928	-	12,335,928
India	-	30,344,867	-	30,344,867
Indonesia	-	6,556,322	-	6,556,322
Italy	-	2,950,717	-	2,950,717
Malaysia	-	2,994,455	-	2,994,455
Mexico	12,449,458	-	-	12,449,458
Netherlands	947,785	299,330	-	1,247,115
Nigeria	-	724,205	-	724,205
Philippines	-	10,294,169	-	10,294,169
Portugal	-	497,915	-	497,915
Republic of Korea	-	17,259,317	-	17,259,317

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Russia	$-	$16,469,701	$-	$16,469,701
South Africa	-	6,626,659	-	6,626,659
Spain	-	744,588	-	744,588
Taiwan	-	15,452,653	-	15,452,653
Turkey	-	2,861,637	-	2,861,637
United Arab Emirates	-	4,867,765	-	4,867,765
United Kingdom	-	13,827,523	-	13,827,523
United States	138,450	-	-	138,450
Preferred Stock*
Brazil	-	3,230,755	-	3,230,755
India	96,025	-	-	96,025
Mutual Funds	9,560,829	-	-	9,560,829
Rights	-	1,271,701	-	1,271,701
Short-Term Investments	-	10,338,432	-	10,338,432

Total Investments	$57,580,291	$218,439,879	$-	$276,020,170

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2017 is not presented.
***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

The Funds, with the exception of the Strategic Emerging Markets Fund, had no transfers between Levels of the fair value hierarchy during the period ended December 31, 2017. The Funds recognize transfers between the Levels as of the beginning of the year.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *		Transfers Out *
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Strategic Emerging Markets Fund	$269,060	$13,603,363	$(13,603,363)	$(269,060)

*	Transfers occurred between Level 1 and Level 2 as inputs were more/less observable.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at December 31, 2017, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected And Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A
Directional Exposures to Currencies				M
Intention to Create Investment Leverage in Portfolio				M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		A
Asset/Liability Management		A
Substitution for Direct Investment		A
Intention to Create Investment Leverage in Portfolio		M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Options (Purchased)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At December 31, 2017, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$2,412,934	$2,412,934
Futures Contracts	-	-	-	897,937	897,937

Total Value	$-	$-	$-	$3,310,871	$3,310,871

Liability Derivatives
Futures Contracts	$-	$-	$-	$(323,041)	$(323,041)
Swap Agreements	(441,883)	-	-	-	(441,883)

Total Value	$(441,883)	$-	$-	$(323,041)	$(764,924)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$1,009,445	$1,009,445
Futures Contracts	-	-	-	8,422	8,422
Swap Agreements	-	-	-	239,573	239,573

Total Value	$-	$-	$-	$1,257,440	$1,257,440

Liability Derivatives
Futures Contracts	$-	$-	$-	$(4,297)	$(4,297)
Swap Agreements	(399,451)	-	-	(27,719)	(427,170)

Total Value	$(399,451)	$-	$-	$(32,016)	$(431,467)

Core Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$4,594,022	$4,594,022
Futures Contracts	-	-	-	342,344	342,344

Total Value	$-	$-	$-	$4,936,366	$4,936,366

Liability Derivatives
Futures Contracts	$-	$-	$-	$(597,393)	$(597,393)
Swap Agreements	(1,131,045)	-	-	-	(1,131,045)

Total Value	$(1,131,045)	$-	$-	$(597,393)	$(1,728,438)

Diversified Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$1,169,253	$1,169,253
Forward Contracts	-	-	78,251	-	78,251
Futures Contracts	-	-	-	63,454	63,454

Total Value	$-	$-	$78,251	$1,232,707	$1,310,958

Liability Derivatives
Forward Contracts	$-	$-	$(73,852)	$-	$(73,852)
Futures Contracts	-	-	-	(88,895)	(88,895)
Swap Agreements	(141,929)	-	-	-	(141,929)

Total Value	$(141,929)	$-	$(73,852)	$(88,895)	$(304,676)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$114,965	$114,965
Futures Contracts	-	35,807	-	7,918	43,725

Total Value	$-	$35,807	$-	$122,883	$158,690

Liability Derivatives
Futures Contracts	$-	$-	$-	$(17,270)	$(17,270)
Swap Agreements	(30,727)	-	-	-	(30,727)

Total Value	$(30,727)	$-	$-	$(17,270)	$(47,997)

At December 31, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Short-Duration Bond Fund	2,482	$-	$3,020,000	$50,580,000
Inflation-Protected and Income Fund	39	-	43,030,000	21,160,000
Core Bond Fund	1,431	-	7,730,000	96,300,000
Diversified Bond Fund	204	6,771,214	970,000	24,510,000
Balanced Fund	62	-	210,000	2,410,000

†	Amount(s) disclosed represent average number of contracts for futures contracts, and notional amounts for forward contracts, swap agreements, and purchased swaptions, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended December 31, 2017.

Further details regarding the derivatives and other investments held by the Fund(s) at December 31, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

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Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate.

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Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange

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rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

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When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are

Notes to Portfolio of Investments (Unaudited) (Continued)

expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The High Yield Fund entered into certain loan agreements which are unfunded. The High Yield Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the High Yield Fund’s Portfolio of Investments. At December 31, 2017, the High Yield Fund had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

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Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Reverse repurchase transactions outstanding at December 31, 2017, if any, are listed in each applicable Fund’s Portfolio of Investments.

At December 31, 2017, the average balance outstanding for open reverse repurchase agreements for the Inflation-Protected and Income Fund was $206,308,733. The maximum balance outstanding for the Inflation-Protected and Income Fund was $212,694,567 during the period ended December 31, 2017. The weighted average maturity was 44 days, at a weighted average interest rate of 1.400%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Inflation-Protected and Income Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for

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which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the Agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at December 31, 2017.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the

Notes to Portfolio of Investments (Unaudited) (Continued)

portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are

Notes to Portfolio of Investments (Unaudited) (Continued)

declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At December 31, 2017, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$631,497,708	$5,275,608	$(5,348,458)	$(72,850)
Inflation-Protected and Income Fund	468,106,105	7,037,155	(3,395,838)	3,641,317
Core Bond Fund	1,299,478,126	20,543,238	(8,045,470)	12,497,768
Diversified Bond Fund	225,678,670	4,073,691	(1,377,943)	2,695,748
High Yield Fund	485,708,069	14,602,616	(13,340,325)	1,262,291
Balanced Fund	105,812,095	14,020,924	(1,263,530)	12,757,394
Value Fund	35,524,296	7,821,141	(442,773)	7,378,368
Disciplined Value Fund	184,857,089	27,819,279	(4,149,558)	23,669,721
Main Street Fund	115,841,693	28,586,087	(3,290,580)	25,295,507
Disciplined Growth Fund	342,132,665	62,530,901	(3,407,394)	59,123,507
Small Cap Opportunities Fund	211,476,800	32,141,084	(6,411,475)	25,729,609
Global Fund	185,283,077	158,077,764	(4,384,289)	153,693,475
International Equity Fund	429,577,643	146,113,507	(17,192,780)	128,920,727
Strategic Emerging Markets Fund	222,393,377	62,197,520	(8,570,727)	53,626,793

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at December 31, 2017, is the same for financial reporting and federal income tax purposes.

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended December 31, 2017, was as follows:

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/17	Number of Shares Held as of 12/31/17	Dividend Income	Realized Gains Distribution
Global Fund
Oppenheimer Institutional Government Money Market Fund Class E*	$5,490,037	$20,994,966	$(19,875,630)	$-	$2	$6,609,375	6,609,375	$13,148	$-

International Equity Fund
Oppenheimer Institutional Government Money Market Fund Class E*	$14,724,140	$34,356,040	$(36,712,378)	$-	$-	$12,367,802	12,367,802	$48,879	$-

*	Fund advised by OFI Global Asset Management, Inc.

Notes to Portfolio of Investments (Unaudited) (Continued)

5.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Management is still evaluating the impact of the Rule; however, the Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Upcoming Fund Liquidation

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Value Fund will be dissolved. Effective on or about March 23, 2018 (the “Termination Date”), shareholders of the various classes of shares of the Value Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/26/2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/26/2018

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	2/26/2018